As filed with the Securities and Exchange Commission on February 14, 1997

                                                    File No. 2-77284 (811-03459)



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933        [x]

                      Pre-Effective Amendment No. ____                  [_]

                       Post-Effective Amendment No. 44                  [x]

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                              Amendment No. 24                          [x]

--------------------------------------------------------------------------------

                            PENN SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

--------------------------------------------------------------------------------
                                600 Dresher Road
                          Horsham, Pennsylvania 19044
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: 215-956-8000

--------------------------------------------------------------------------------

                              L. STOCKTON ILLOWAY
                                   President
                            Penn Series Funds, Inc.
                              Independence Square
                        Philadelphia, Pennsylvania 19172
                    (Name and Address of Agent for Service)

                                    Copy to:
                                RICHARD W. GRANT
                                C. RONALD RUBLEY
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                          Philadelphia, PA  19103-6993

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---

          on (date) pursuant to paragraph to paragraph (b) of Rule 485
     ---

          60 days after filing pursuant to paragraph a (1) of Rule 485
     ---

          on (date) pursuant to paragraph (a) (1) of Rule 485
     ---

          75 days after filing pursuant to paragraph to paragraph (a)(2) of Rule --- 485

      x   on May 1, 1997 pursuant to paragraph (a)(2) of Rule 485
     ---

--------------------------------------------------------------------------------

The Registrant has registered an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February
11, 1997.

                      CROSS REFERENCE SHEET TO PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

Pursuant to Rule 495(a) under the Securities Act of 1933, the following table indicates the location in the Prospectus and the Statement of Additional Information of the information called for by the Items of Parts A and B of Form N-1A.


Heading in Prospectus or                                 Statement of Additional
 Item Number and Caption         Prospectus              Information
-------------------------        ----------              -----------------------

1.  Cover Page                   Cover Page

2.  Synopsis                     Not Applicable

3.  Condensed Financial          Financial Highlights
    Information

4.  General Description of       General Information;
    Information;                 Investment Objectives
                                 and Programs; Additional
                                 Investment Information
                                 Relating to the Funds

5.  Management of the Fund       Management of the Penn
                                 Series Funds, Inc.

5A. Management Discussion        Not Applicable
    of Investment Performance

6.  Capital Stock and Other      General Information;
    Securities                   Dividends, Distributions
                                 and Taxes; Voting Rights

7.  Purchase of Securities       Sales and Redemption of
    Being Offered                Shares

8.  Redemption or Repurchase     Sale and Redemption of
                                 Shares

9.  Pending Legal Proceedings    Not Applicable

10. Cover Page                                           Cover Page

11. Table of Contents                                    Table of Contents

12. General Information and                              Not Applicable
    History



Heading in Prospectus or                                   Statement of Additional
 Item Number and Caption         Prospectus                Information
-------------------------        ----------                -----------------------

13. Investment Objectives
    and Policies                                           Investment Objectives;
                                                           Securities and
                                                           Investment Techniques;
                                                           Investment Restrictions

14. Management of the Fund                                 Directors and Officers

15. Control Persons and          General Information       Ownership of Shares
    Principal Holders of
    Securities

16. Investment Advisory and      Investment Advisers;      Investment Advisory
    Other Services               Administrative and        Services; Accounting
                                 Corporate Services        Services
                                 Agent

17. Brokerage Allocation                                   Portfolio Transactions
    and Other Practices

18. Capital Stock and Other      General Information;
    Securities                   Dividends, Distributions
                                 and Taxes; Voting Rights

19. Purchase, Redemption         General Information       Net Asset Value of
    and Pricing of Securities                              Shares
    Being Offered

20. Tax Status                                             Dividends,
                                                           Distributions and
                                                           Taxes; Additional
                                                           Investment Information
                                                           Relating to the Fund

21. Underwriters                                           Not Applicable

22. Calculations of                                        Not Applicable
    Performance Data

23. Financial Statements                                   Financial Statements of
                                                           Penn Series

PROSPECTUS -- MAY 1, 1997
--------------------------------------------------------------------------------

PENN SERIES FUNDS, INC.
600 DRESHER ROAD, HORSHAM, PA 19044 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

Penn Series Funds, Inc. ("Penn Series") is a diversified open-end management investment company that currently offers nine different investment portfolios or Funds. Each Fund is, for investment purposes, a separate investment fund, and each is represented by a separate series or class of capital stock. The Funds and their investment objectives are as follows.

--------------------------------------------------------------------------------

GROWTH EQUITY FUND:
                   seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well-established growth companies;

--------------------------------------------------------------------------------
VALUE EQUITY FUND: seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;

--------------------------------------------------------------------------------
SMALL CAPITALIZATION FUND:
                   seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations of under $1 billion;

--------------------------------------------------------------------------------

EMERGING GROWTH FUND:

                   seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;

--------------------------------------------------------------------------------
FLEXIBLY MANAGED FUND:
                   seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short-term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND:
                   seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;

--------------------------------------------------------------------------------
QUALITY BOND FUND: seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment-grade debt securities;

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND:
                   seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; SUCH SECURITIES, WHICH ARE COMMONLY REFERRED TO AS "JUNK" BONDS, GENERALLY INVOLVE GREATER RISKS OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES;

--------------------------------------------------------------------------------
MONEY MARKET FUND: seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; AN INVESTMENT IN THE FUND IS NEITHER INSURED
                   NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE
                   NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

  Shares of Penn Series Funds, Inc. are sold only to The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"), for their separate and general accounts. The Funds are underlying investment vehicles for variable annuity contracts and variable life insurance policies.
  This prospectus sets forth concisely the information a prospective purchaser of a variable contract should know before directing Penn Mutual or PIA to invest purchase payments or premiums in the Funds. It should be retained for future reference.
  A Statement of Additional Information about the Penn Series Funds, Inc., which is incorporated by reference in this prospectus, has been filed with the Securities and Exchange Commission. It is available, at no charge, by writing The Penn Mutual Life Insurance Company, Customer Service Group--H3F, Independence Square, Philadelphia, PA 19172. Or, you can call toll free, 1-800-548-1119. The date of the Statement of Additional Information is the same as the date of this prospectus.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
GENERAL INFORMATION.........................................................   3
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS........................................................   3
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PROGRAMS..........................................  12
  Growth Equity Fund........................................................  12
  Value Equity Fund.........................................................  13
  Small Capitalization Fund.................................................  14
  Emerging Growth Fund......................................................  15
  Flexibly Managed Fund.....................................................  15
  International Equity Fund.................................................  16
  Quality Bond Fund.........................................................  18
  High Yield Bond Fund......................................................  19
  Money Market Fund.........................................................  22
--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT INFORMATION RELATING TO THE FUNDS.....................  24
--------------------------------------------------------------------------------
MANAGEMENT OF PENN SERIES FUNDS, INC........................................  25
  Directors and Officers....................................................  25
  Investment Advisers.......................................................  25
  Administrative and Corporate Services Agent...............................  27
  Expenses and Limitations Thereon..........................................  27
  Custodian, Accounting Services Agent and Transfer Agent...................  28
--------------------------------------------------------------------------------
SALE AND REDEMPTION OF SHARES...............................................  28
--------------------------------------------------------------------------------
NET ASSET VALUE OF SHARES...................................................  28
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................  29
--------------------------------------------------------------------------------
VOTING RIGHTS...............................................................  29
--------------------------------------------------------------------------------
RATINGS OF CORPORATE DEBT SECURITIES........................................  30
  Moody's Investors Service, Inc............................................  30
  Standard & Poor's Corporation.............................................  30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION

Penn Series Funds, Inc. ("Penn Series") was organized as a Maryland corporation in 1982. In 1983, Penn Mutual Equity Fund, Inc. merged into Penn Series and the assets and liabilities of Penn Mutual Equity Fund, Inc. became the assets and liabilities of what is now named the Growth Equity Fund of Penn Series.
  Penn Series is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end diversified management investment company, commonly known as a "mutual fund."

  Penn Series currently offers nine Funds and has a separate series or class of capital stock for each Fund. Each share of capital stock issued with respect to a Fund has a pro-rata interest in the assets of that Fund and has no interest in any other Fund. Each Fund bears its own liabilities and also its proportionate share of the general liabilities of Penn Series.
  The Penn Series Funds and the investment advisers are as follows:

  FUND
                                      INVESTMENT ADVISER/ SUB-ADVISER
  -----------------------------------------------------------------------------

                                      Independence Capital Management, Inc.
  Growth Equity Fund


                                      OpCap Advisors
  -----------------------------------------------------------------------------

                                      OpCap Advisors
  Value Equity Fund

                                      Independence Capital Management, Inc. /

  -----------------------------------------------------------------------------

  Small Capitalization Fund
                                      Robertson Stephens Investment
                                      Management, Inc.

  -----------------------------------------------------------------------------

                                      T. Rowe Price Associates, Inc.

  Emerging Growth Fund


                                      Vontobel USA Inc.
  -----------------------------------------------------------------------------

                                      Independence Capital Management, Inc.


                                      T. Rowe Price Associates, Inc.
  -----------------------------------------------------------------------------

                                      Independence Capital Management, Inc.
  Flexibly Managed Fund


  -----------------------------------------------------------------------------

  The outstanding shares of each of the Funds of Penn Series are owned by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"). Shares of Penn Series are currently sold to separate accounts of Penn Mutual and PIA to fund variable annuity contracts and variable life insurance contracts. It is possible that in the future it may become disadvantageous for both variable annuity and variable life contract separate accounts to invest in the same underlying mutual fund. Although neither Penn Mutual, PIA nor Penn Series currently perceives or anticipates any such disadvantage, the Board of Directors of Penn Series will monitor events to determine whether any material conflict between variable annuity contract owners and variable life contract owners arises. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any Fund of Penn Series; or (4) differences between voting instructions given by variable annuity contract owners and those given by variable life insurance policy owners. In the event of a material, irreconcilable conflict, Penn Mutual or PIA will take the steps necessary to protect its variable annuity and variable life contract owners. Penn Mutual and PIA will be responsible for reporting any potential or existing conflicts to the Board of Directors of Penn Series and will remedy, at its cost, any material, irreconcilable conflict. This could include discontinuance of investment in shares of Penn Series.
  International Equity Fund

  -----------------------------------------------------------------------------
  Quality Bond Fund

  -----------------------------------------------------------------------------
  High Yield Bond Fund

  -----------------------------------------------------------------------------
  Money Market Fund

  -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

  The financial data included in the tables set forth in the following pages have been derived from the financial statements of Penn Series Funds, Inc., which have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon appears in the Statement of Additional Information. The financial data included in these tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information, which may be obtained upon request without charge. Further information about the performance of the Funds is included in the annual report to contract owners, which also may be obtained upon request without charge.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS: GROWTH EQUITY FUND (A)

The table below sets forth financial data for a share outstanding throughout each year

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                            1996        1995        1994        1993        1992        1991     1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of year...........  $  20.00     $ 18.30     $ 20.49     $ 18.82     $ 21.47     $ 16.35  $ 18.86  $ 15.78  $ 15.14  $ 17.81
                          --------     -------     -------     -------     -------     -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...      0.11        0.09        0.13        0.06        0.16        0.23     0.41     0.35     0.35     0.28
Net realized and
 unrealized gain (loss)
 on investment transac-
 tions..................      3.85        4.75       (1.80)       2.28        1.12        5.45    (2.51)    4.60     1.57     0.80
                          --------     -------     -------     -------     -------     -------  -------  -------  -------  -------
Total from investment
 operations.............      3.96        4.84       (1.67)       2.34        1.28        5.68    (2.10)    4.95     1.92     1.08
                          --------     -------     -------     -------     -------     -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Dividend from net
 investment income......     (0.11)      (0.09)      (0.13)      (0.06)      (0.16)      (0.23)   (0.41)   (0.35)   (0.33)   (0.63)
Distribution in excess
 of net investment
 income.................      0.00       (0.09)       0.00        0.00        0.00        0.00     0.00    (0.02)    0.00     0.00
Distribution from net
 realized gain..........     (2.39)      (3.05)      (0.39)      (0.61)      (3.77)      (0.33)    0.00    (1.50)   (0.95)   (3.12)
                          --------     -------     -------     -------     -------     -------  -------  -------  -------  -------
Total distributions.....     (2.50)      (3.14)      (0.52)      (0.67)      (3.93)      (0.56)   (0.41)   (1.87)   (1.28)   (3.75)
                          --------     -------     -------     -------     -------     -------  -------  -------  -------  -------
Net asset value, end of
 year...................  $  21.46     $ 20.00     $ 18.30     $ 20.49     $ 18.82     $ 21.47  $ 16.35  $ 18.86  $ 15.78  $ 15.14
                          ========     =======     =======     =======     =======     =======  =======  =======  =======  =======
Total return............    19.76%      26.45%      (8.12%)     12.43%       5.96%      34.74%  (11.13%)  31.37%   12.68%    6.06%
RATIOS/SUPPLEMENTAL DA-
 TA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
 (in thousands).........  $106,039     $95,593     $80,078     $83,938     $73,977     $59,670  $39,896  $39,541  $33,184  $31,375
                          ========     =======     =======     =======     =======     =======  =======  =======  =======  =======
Ratio of expenses to
 average net assets.....     0.80% (b)   0.77% (b)   0.79% (b)   0.77% (b)   0.88% (b)   0.87%    0.91%    0.86%    0.77%    0.90%
                          ========     =======     =======     =======     =======     =======  =======  =======  =======  =======
Ratio of net investment
 income to average net
 assets.................     0.48% (b)   0.43% (b)   0.70% (b)   0.30% (b)   0.81% (b)   1.28%    2.43%    1.66%    2.07%    1.91%
                          ========     =======     =======     =======     =======     =======  =======  =======  =======  =======
Portfolio turnover rate.    177.1%      169.8%      156.2%      185.3%      120.7%       41.7%    34.0%    40.4%    27.3%    21.1%
                          ========     =======     =======     =======     =======     =======  =======  =======  =======  =======
Average commission paid
 (c)....................  $ 0.0774
                          ========
-----------------------------------------------------------------------------------------------------------------------------------

(a) Penn Mutual Equity Fund Inc. prior to May 31, 1983. Growth Stock Fund prior to November 1, 1992.

(b) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been .81%, .82%, .84%, .82% and .89%, and the ratio of the net investment in-come to average net assets would have been .47%, .38%, .65%, .25% and .80% for the years ended December 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(c) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC beginning after September 1, 1995.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS: VALUE EQUITY FUND (A)

The table below sets forth financial data for a share outstanding throughout each year

                                                       YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                            1996      1995     1994     1993     1992        1991     1990     1989     1988    1987(B)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........  $  16.28  $  12.67  $ 12.68  $ 12.14  $ 11.89     $  9.68  $ 11.18  $ 10.64  $  8.77  $10.00 (c)
                          --------  --------  -------  -------  -------     -------  -------  -------  -------  ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...      0.22      0.25     0.20     0.17     0.45        0.47     0.59     0.51     0.34    0.49
Net realized and
 unrealized gain (loss)
 on investment
 transactions...........      3.88      4.50     0.17     0.69     1.32        2.21    (1.50)    0.88     2.26   (1.17)
                          --------  --------  -------  -------  -------     -------  -------  -------  -------  ------
Total from investment
 operations.............      4.10      4.75     0.37     0.86     1.77        2.68    (0.91)    1.39     2.60   (0.68)
                          --------  --------  -------  -------  -------     -------  -------  -------  -------  ------
LESS DISTRIBUTIONS:
Dividend from net
 investment income......     (0.22)    (0.25)   (0.20)   (0.17)   (0.45)      (0.47)   (0.59)   (0.51)   (0.33)  (0.47)
Distribution from net
 realized
 gain...................     (0.84)    (0.89)   (0.18)   (0.15)   (1.07)       0.00     0.00    (0.34)   (0.40)  (0.08)
                          --------  --------  -------  -------  -------     -------  -------  -------  -------  ------
Total distributions.....     (1.06)    (1.14)   (0.38)   (0.32)   (1.52)      (0.47)   (0.59)   (0.85)   (0.73)  (0.55)
                          --------  --------  -------  -------  -------     -------  -------  -------  -------  ------
Net asset value, end of
 period.................  $  19.32  $  16.28  $ 12.67  $ 12.68  $ 12.14     $ 11.89  $  9.68  $ 11.18  $ 10.64  $ 8.77
                          ========  ========  =======  =======  =======     =======  =======  =======  =======  ======
Total return............    25.19%    37.48%    2.92%    7.08%   14.89%      27.69%   (8.14%)  13.06%   29.65%  (6.80%)
RATIOS/SUPPLEMENTAL DA-
 TA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (in thousands)..  $200,674  $127,260  $79,021  $69,980  $49,199     $33,610  $22,780  $24,385  $11,998  $4,683
                          ========  ========  =======  =======  =======     =======  =======  =======  =======  ======
Ratio of expenses to
 average net assets.....     0.78%     0.80%    0.82%    0.83%    0.88% (e)   0.88%    0.91%    0.89%    0.81%   0.84% (d)
                          ========  ========  =======  =======  =======     =======  =======  =======  =======  ======
Ratio of net investment
 income to average net
 assets.................     1.38%     1.71%    1.59%    1.49%    3.87% (e)   4.44%    5.42%    5.38%    5.17%   4.91% (d)
                          ========  ========  =======  =======  =======     =======  =======  =======  =======  ======
Portfolio turnover rate.     25.0%     34.3%    30.6%    17.2%   117.4%       32.4%    21.3%    26.9%    34.8%   82.4%
                          ========  ========  =======  =======  =======     =======  =======  =======  =======  ======
Average commission rate
 paid (f)...............  $ 0.0588
                          ========

-------------------------------------------------------------------------------

(a) Equity Income Fund prior to November 1, 1992.

(b) For the period March 2, 1987 (commencement of operations) through December 31, 1987.

(c) Initial capitalization.

(d) Annualized.

(e) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .90% and 3.85% re-spectively, for the year ended December 31, 1992.

(f) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC beginning after September 1, 1995.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS: SMALL CAPITALIZATION FUND

The table below sets forth financial data for a share outstanding throughout the period

                                                 YEAR ENDED DECEMBER 31,
                                                    1996         1995 (A)
-------------------------------------------------------------------------------
Net asset value, beginning of period............ $      10.96   $     10.00
                                                 ------------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................         0.07          0.09
Net realized and unrealized gain (loss) on in-
 vestment transactions..........................         2.09          1.19
                                                 ------------   -----------
Total from investment operations................         2.16          1.28
                                                 ------------   -----------
LESS DISTRIBUTIONS:
Dividend from net investment income.............        (0.07)        (0.09)
Distribution from capital gains.................        (0.52)        (0.23)
                                                 ------------   -----------
Total distributions.............................        (0.59)        (0.32)
                                                 ------------   -----------
Net asset value, end of period.................. $      12.53   $     10.96
                                                 ============   ===========
Total return....................................       19.76%        12.76%
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Net assets, end of period (in thousands)........ $     16,134   $     4,828
                                                 ============   ===========
Ratio of expenses to average net assets (c).....        0.99%         1.00% (b)
                                                 ============   ===========
Ratio of net investment income to average net
 assets (c).....................................        0.85%         1.53% (b)
                                                 ============   ===========
Portfolio turnover rate.........................        39.2%         64.3%
                                                 ============   ===========
Average commission rate paid (d)................ $     0.0486
                                                 ============
-------------------------------------------------------------------------------

(a) For the period from March 1, 1995 (commencement of operations through De-cember 31, 1995.

(b) Annualized.

(c) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 1.06% and 1.29%, and the ratio of net investment income to average net as-sets would have been .78% and 1.24% for the year ended December 31, 1996 and the period ended December 31, 1995.

(d) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC beginning after September 1, 1995.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS: FLEXIBLY MANAGED FUND (A)

The table below sets forth financial data for a share outstanding throughout each year

                                                        YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                            1996      1995      1994      1993     1992        1991     1990     1989     1988     1987
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year......  $  17.40  $  15.19  $  15.70  $  14.31  $ 13.73     $ 12.30  $ 13.41  $ 12.65  $ 11.61  $ 13.45
                          --------  --------  --------  --------  -------     -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...      0.65      0.53      0.43      0.34     0.58        0.52     0.54     0.57     0.48     0.54
Net realized and
 unrealized gain (loss)
 on investment
 transactions...........      2.19      2.86      0.22      1.92     0.74        2.14    (0.65)    2.11     1.72     2.56
                          --------  --------  --------  --------  -------     -------  -------  -------  -------  -------
Total from investment
 operations.............      2.84      3.39      0.65      2.26     1.32        2.66    (0.11)    2.68     2.20     3.10
                          --------  --------  --------  --------  -------     -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Dividend from net
 investment income......     (0.65)    (0.53)    (0.43)    (0.34)   (0.58)      (0.52)   (0.54)   (0.58)   (0.48)   (0.76)
Distribution in excess
 of net investment
 income.................     (0.00)    (0.01)    (0.02)     0.00     0.00        0.00    (0.01)    0.00     0.00    (0.02)
Distribution from net
 realized gain..........     (0.85)    (0.64)    (0.71)    (0.53)   (0.16)      (0.71)   (0.45)   (1.34)   (0.68)   (4.16)
                          --------  --------  --------  --------  -------     -------  -------  -------  -------  -------
Total distributions.....     (1.50)    (1.18)    (1.16)    (0.87)   (0.74)      (1.23)   (1.00)   (1.92)   (1.16)   (4.94)
                          --------  --------  --------  --------  -------     -------  -------  -------  -------  -------
Net asset value, end of
 year...................  $  18.74  $  17.40  $  15.19  $  15.70  $ 14.31     $ 13.73  $ 12.30  $ 13.41  $ 12.65  $ 11.61
                          ========  ========  ========  ========  =======     =======  =======  =======  =======  =======
Total return............    16.37%    22.28%     4.14%    15.79%    9.61%      21.63%   (0.82%)  21.19%   18.95%   22.90%
RATIOS/SUPPLEMENTAL
 DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
 (in thousands).........  $398,544  $266,556  $169,847  $113,492  $70,979     $47,141  $29,315  $27,439  $18,372  $10,332
                          ========  ========  ========  ========  =======     =======  =======  =======  =======  =======
Ratio of expenses to
 average net assets.....     0.77%     0.79%     0.82%     0.85%    0.89% (b)   0.91%    0.90%    0.90%    0.86%    0.91%
                          ========  ========  ========  ========  =======     =======  =======  =======  =======  =======
Ratio of net investment
 income to average net
 assets.................     3.90%     3.45%     3.14%     2.62%    4.56% (b)   4.45%    4.11%    4.41%    4.38%    3.48%
                          ========  ========  ========  ========  =======     =======  =======  =======  =======  =======
Portfolio turnover rate.     32.9%     37.2%     37.3%     42.6%    29.5%       53.6%    43.3%    74.9%   176.7%   183.6%
                          ========  ========  ========  ========  =======     =======  =======  =======  =======  =======
Average commission rate
 paid (c)...............    0.0627
                          ========
--------------------------------------------------------------------------------------------------------------------------

(a) Capital Appreciation Fund prior to November 1, 1992.

(b) Had fees not been waived by the investment adviser and/or administrator of the Fund, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .90% and 4.55% for the year ended December 31, 1992, respectively.

(c) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC beginning after September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS: INTERNATIONAL EQUITY FUND

The table below sets forth financial data for a share outstanding throughout each year

                                     YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                               1996     1995     1994     1993    1992(A)
--------------------------------------------------------------------------------
Net asset value, beginning
 of period.................  $  14.47  $ 13.01  $ 13.94  $ 10.12  $ 10.00 (b)
                             --------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income......      0.63     0.13     0.09     0.03     0.03
Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 related items.............      1.81     1.67    (0.97)    3.83     0.17
                             --------  -------  -------  -------  -------
Total from investment
 operations................      2.44     1.80    (0.88)    3.86     0.20
                             --------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Dividend from net
 investment income.........     (0.56)   (0.12)   (0.02)   (0.01)   (0.03)
Distribution in excess of
 net investment income.....     (0.74)   (0.22)    0.00     0.00    (0.05)
Distribution from net
 realized gain.............      0.00     0.00    (0.00)   (0.03)    0.00
Distribution from return of
 capital...................      0.00     0.00    (0.03)    0.00     0.00
                             --------  -------  -------  -------  -------
Total distributions........     (1.30)   (0.34)   (0.05)   (0.04)   (0.08)
                             --------  -------  -------  -------  -------
Net asset value, end of
 period....................  $  15.61  $ 14.47  $ 13.01  $ 13.94  $ 10.12
                             ========  =======  =======  =======  =======
Total return...............    16.87%   13.80%   (6.31%)  38.14%    2.00%
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)............  $104,418  $69,531  $59,393  $40,798  $11,137
                             ========  =======  =======  =======  =======
Ratio of expenses to
 average net assets........     1.17%    1.23%    1.22%    1.21%    1.54% (c)(d)
                             ========  =======  =======  =======  =======
Ratio of net investment
 income to average net
 assets....................     0.66%    0.91%    0.82%    0.63%    1.56% (c)(d)
                             ========  =======  =======  =======  =======
Portfolio turnover rate....     54.8%    62.5%    15.6%    11.1%     0.0%
                             ========  =======  =======  =======  =======
Average Commission Paid
 (e).......................  $ 0.0397
                             ========
--------------------------------------------------------------------------------

(a) For the period from November 2, 1992 (commencement of operations) to De-cember 31, 1992.

(b) Initial Capitalization.

(c) Annualized.

(d) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.90% annualized and 1.20% annualized, respectively for the year ended December 31, 1992.

(e) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC beginning after September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS: QUALITY BOND FUND (A)

The table below sets forth financial data for a share outstanding throughout each year

                                                    YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
                          1996       1995       1994       1993       1992        1991     1990     1989        1988   1987(B)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period...  $ 10.24    $  9.04    $ 10.19    $ 10.03    $ 10.51     $  9.73  $  9.68  $  9.22     $ 9.17  $ 10.00 (c)
                         -------    -------    -------    -------    -------     -------  -------  -------     ------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income..     0.66       0.61       0.61       0.46       0.75        0.71     0.72     0.73       0.65     0.91
Net realized and
 unrealized gain (loss)
 on investment
 transactions..........    (0.24)      1.21      (1.15)      0.71      (0.06)       0.81     0.05     0.46       0.04    (0.83)
                         -------    -------    -------    -------    -------     -------  -------  -------     ------  -------
Total from investment
 operations............     0.42       1.82      (0.54)      1.17       0.69        1.52     0.77     1.19       0.69     0.08
                         -------    -------    -------    -------    -------     -------  -------  -------     ------  -------
LESS DISTRIBUTIONS:
Dividend from net
 investment income.....    (0.66)     (0.61)     (0.61)     (0.46)     (0.75)      (0.71)   (0.72)   (0.73)     (0.64)   (0.91)
Distribution from net
 realized gain.........     0.00       0.00       0.00      (0.54)     (0.42)      (0.03)    0.00     0.00       0.00     0.00
Distribution in excess
 of net realized gain..     0.00      (0.01)      0.00      (0.01)      0.00        0.00     0.00     0.00       0.00     0.00
                         -------    -------    -------    -------    -------     -------  -------  -------     ------  -------
Total distributions....     0.66      (0.62)     (0.61)     (1.01)     (1.17)      (0.74)   (0.72)   (0.73)     (0.64)   (0.91)
                         -------    -------    -------    -------    -------     -------  -------  -------     ------  -------
Net asset value, end of
 period................  $ 10.00    $ 10.24    $  9.04    $ 10.19    $ 10.03     $ 10.51  $  9.73  $  9.68     $ 9.22  $  9.17
                         =======    =======    =======    =======    =======     =======  =======  =======     ======  =======
Total return...........    4.14%     20.14%     (5.29%)    11.67%      6.57%      15.62%    7.95%   12.91%      7.57%    0.80%
RATIOS/SUPPLEMENTAL
 DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (in thousands).  $37,611    $38,048    $31,338    $33,027    $20,314     $21,153  $16,568  $11,809     $7,041  $ 4,673
                         =======    =======    =======    =======    =======     =======  =======  =======     ======  =======
Ratio of expenses to
 average net assets....    0.77% (e)  0.73% (e)  0.78% (e)  0.79% (e)  0.84% (e)   0.83%    0.86%    0.82% (e)  0.73%    0.76% (d)
                         =======    =======    =======    =======    =======     =======  =======  =======     ======  =======
Ratio of net investment
 income to average net
 assets................    6.03% (e)  6.20% (e)  6.14% (e)  5.21% (e)  6.25% (e)   7.41%    7.76%    8.10% (e)  7.53%    6.89% (d)
                         =======    =======    =======    =======    =======     =======  =======  =======     ======  =======
Portfolio turnover
 rate..................   107.6%     449.2%     380.9%     389.4%     190.8%       44.1%    13.9%    75.4%     217.7%   170.7%
                         =======    =======    =======    =======    =======     =======  =======  =======     ======  =======
-------------------------------------------------------------------------------------------------------------------------------

(a) Fixed Income Fund prior to November 1, 1992.

(b) For the period March 2, 1987 (commencement of operations) through December 31, 1987.

(c) Initial Capitalization.

(d) Annualized.

(e) Had fees not been waived by the investment advisor and administrator of the Fund, the ratio of expenses to average net assets would have been .78%, .78%, .83%, .84%, .87% and .83%, and the ratio of net investment in-come to average net assets would have been 6.02%, 6.15%, 6.09%, 5.16%, 6.22% and 8.09%, for the years ended December 31, 1996, 1995, 1994, 1993,
    1992 and 1989, respectively.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS: HIGH YIELD BOND FUND

The table below sets forth financial data for a share outstanding throughout each year

                                                      YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                           1996     1995     1994     1993     1992        1991        1990        1989        1988     1987
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year......  $  8.44  $  7.94  $  9.55  $  8.63  $  8.23     $  6.70     $  8.63     $ 10.03     $  9.45  $ 11.86
                          -------  -------  -------  -------  -------     -------     -------     -------     -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...     0.70     0.80     0.90     0.77     0.87        0.93        1.15        1.33        1.10     1.62
Net realized and
 unrealized gain (loss)
 on investment
 transactions...........     0.47     0.50    (1.60)    0.94     0.43        1.55       (1.93)      (1.39)       0.58    (1.69)
                          -------  -------  -------  -------  -------     -------     -------     -------     -------  -------
Total from investment
 operations.............     1.17     1.30    (0.70)    1.71     1.30        2.48       (0.78)      (0.06)       1.68    (0.07)
                          -------  -------  -------  -------  -------     -------     -------     -------     -------  -------
LESS DISTRIBUTIONS:
Dividend from net
 investment income......    (0.70)   (0.80)   (0.90)   (0.77)   (0.87)      (0.93)      (1.15)      (1.33)      (1.09)   (2.34)
Distribution from net
 realized gain..........              0.00     0.00     0.00     0.00        0.00        0.00        0.00        0.00     0.00
Distribution in excess
 of net investment
 income.................     0.00     0.00    (0.01)   (0.02)   (0.03)      (0.02)       0.00       (0.01)      (0.01)    0.00
                          -------  -------  -------  -------  -------     -------     -------     -------     -------  -------
Total distributions.....    (0.70)   (0.80)   (0.91)   (0.79)   (0.90)      (0.95)      (1.15)      (1.34)      (1.10)   (2.34)
                          -------  -------  -------  -------  -------     -------     -------     -------     -------  -------
Net asset value, end of
 year...................  $  8.91  $  8.44  $  7.94  $  9.55  $  8.63     $  8.23     $  6.70     $  8.63     $ 10.03  $  9.45
                          =======  =======  =======  =======  =======     =======     =======     =======     =======  =======
Total return............   13.87%   16.41%   (7.33%)  19.81%   15.80%      37.01%      (9.04%)     (0.60%)     17.81%   (0.58%)
RATIOS/SUPPLEMENTAL
 DATA:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
 (in thousands).........  $44,042  $36,442  $32,081  $35,305  $19,840     $15,304     $11,459     $15,571     $15,534  $10,246
                          =======  =======  =======  =======  =======     =======     =======     =======     =======  =======
Ratio of expenses to
 average net assets.....    0.84%    0.87%    0.86%    0.87%    0.88% (a)   0.90% (a)   0.90% (a)   0.89% (a)   0.89%    0.90% (a)
                          =======  =======  =======  =======  =======     =======     =======     =======     =======  =======
Ratio of net investment
 income to average net
 assets.................    8.14%    9.20%    9.18%    9.21%    9.87% (a)  11.37% (a)  12.22% (a)  11.73% (a)  11.70%   10.16% (a)
                          =======  =======  =======  =======  =======     =======     =======     =======     =======  =======
Portfolio turnover rate.   118.5%    84.3%    90.7%   118.7%    94.3%       83.7%       52.8%       62.3%       49.0%   251.6%
                          =======  =======  =======  =======  =======     =======     =======     =======     =======  =======
----------------------------------------------------------------------------------------------------------------------------------

(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratios of expenses to average net assets would have been .93%, .98%, 1.01%, .95% and .92%, and the ratios of net investment income to average net assets would have been 9.82%, 11.29%, 12.11%, 11.67%, and 10.14%, respectively, for the years ended December 31, 1992, 1991, 1990, 1989 and 1987.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS: MONEY MARKET FUND

The table below sets forth financial data for a share outstanding throughout each year

                                          YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                   1996        1995        1994        1993        1992        1991        1990        1989        1988
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 year...........  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                  -------     -------     -------     -------     -------     -------     -------     -------     -------
INCOME FROM
 INVESTMENT
 OPERATIONS:
Net investment
 income.........   0.0489      0.0538      0.0365      0.0250      0.0306      0.0536      0.0740      0.0855      0.0702
                  -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from
 investment
 operations.....   0.0489      0.0538      0.0365      0.0250      0.0306      0.0536      0.0740      0.0855      0.0702
                  -------     -------     -------     -------     -------     -------     -------     -------     -------
LESS DIVIDENDS:
Dividends from
 net investment
 income.........  (0.0489)    (0.0538)    (0.0365)    (0.0250)    (0.0306)    (0.0536)    (0.0740)    (0.0855)    (0.0702)
                  -------     -------     -------     -------     -------     -------     -------     -------     -------
Total dividends.  (0.0489)    (0.0538)    (0.0365)    (0.0250)    (0.0306)    (0.0536)    (0.0740)    (0.0855)    (0.0702)
                  -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
 end of year....  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                  =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return....    5.00%       5.51%       3.71%       2.53%       3.08%       5.49%       7.65%       8.87%       7.40%
RATIOS/SUPPLEMENTAL
 DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end
 of year
 (in thousands).  34,501%     $24,726     $16,531     $13,005     $11,862     $12,811     $15,348     $11,351     $ 9,578
                  =======     =======     =======     =======     =======     =======     =======     =======     =======
Ratio of
 expenses to
 average net
 assets.........    0.73% (a)   0.69% (a)   0.73% (a)   0.74% (a)   0.77% (a)   0.79% (a)   0.82% (a)   0.76% (a)    .73%
                  =======     =======     =======     =======     =======     =======     =======     =======     =======
Ratio of net
 investment
 income to
 average net
 assets.........    4.88% (a)   5.37% (a)   3.74% (a)   2.51% (a)   3.07% (a)   5.47% (a)   7.40% (a)   8.53% (a)   7.02%
                  =======     =======     =======     =======     =======     =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                   1987
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 year...........  $  1.00
                  -----------
INCOME FROM
 INVESTMENT
 OPERATIONS:
Net investment
 income.........   0.0605
                  -----------
Total from
 investment
 operations.....   0.0605
                  -----------
LESS DIVIDENDS:
Dividends from
 net investment
 income.........  (0.0605)
                  -----------
Total dividends.  (0.0605)
                  -----------
Net asset value,
 end of year....  $  1.00
                  ===========
Total return....    6.19%
RATIOS/SUPPLEMENTAL
 DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end
 of year
 (in thousands).  $ 5,681
                  ===========
Ratio of
 expenses to
 average net
 assets.........     .80% (a)
                  ===========
Ratio of net
 investment
 income to
 average net
 assets.........    5.98% (a)
                  ===========
--------------------------------------------------------------------------------------------------------------------------

(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratios of expenses to average net assets would have been .74%, .74%, .79%, .82%, .84%, .83%, .87%, .79% and .86%, and the ratios of net investment income to average net assets would have been 4.87%, 5.32%, 3.68%, 2.43%, 3.00%, 5.43%, 7.35%, 8.50% and 5.92%, for the years ended
    December 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989 and 1987, re-
    spectively.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PROGRAMS

The investment objectives of the various Funds, and their policies and programs for achieving those objectives, are described below. There can be no assurance, of course, that the Funds will achieve their investment objectives. The investment objectives of the Funds are fundamental, which means that they may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. Unless otherwise indicated, each Fund's practices, policies and programs for achieving its objective are not fundamental. Additional information regarding these investment practices and their associated risks is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
GROWTH EQUITY FUND

   INVESTMENT OBJECTIVE. The investment objective of the Growth Equity Fund is to achieve long-term growth of capital and increase of future income by investing primarily in common stocks of well-established growth companies.
   INVESTMENT PROGRAM. To achieve its objective, the Growth Equity Fund invests primarily in the stocks of a diversified group of well-established companies which are expected to demonstrate long-term earnings growth that is greater than the projected growth rate for the economy as a whole. While current dividend income is not a prerequisite in the selection of a growth company, the companies in which the Fund invests will normally have a record of paying dividends and are generally expected to increase the amounts of such dividends in future years as earnings increase.
   Ordinarily, the Fund's assets will be invested primarily in common stocks, but the Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives. The Fund's holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes.
   As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

   FOREIGN SECURITIES. The Fund may invest up to 30% of its total assets in securities principally traded in securities markets outside the United States. The risks of investing in foreign securities are described below under "International Equity Fund". Before investing in foreign securities, the risks will be carefully considered by the adviser.

   FOREIGN CURRENCY TRANSACTIONS. Since investments in foreign companies will usually involve currencies of foreign countries, and since the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. Risks peculiar to investments denominated in currencies of foreign countries are described below under "International Equity Fund". For more information, see "Foreign Currency Transactions" in the Statement of Additional Information.

   PORTFOLIO TURNOVER. The Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held. The Fund's portfolio turnover rates for 1996 and 1995 were 177.1%, and 169.8% respectively. A high rate of portfolio turnover results in increased transaction costs to the Fund, including increased brokerage expenses. For more information about brokerage expenses, see "Portfolio Transactions" in the Statement of Additional Information.
   GENERAL RISK CONSIDERATIONS. There can be no assurance that the Growth Equity Fund will achieve its investment objective. Because of its investment policy, the Growth Equity Fund may or may not be suitable or appropriate for particular contract holders. The Fund is designed for long-term investors who can accept the risks entailed in seeking long-term growth of capital and an increase in future income through investment primarily in common stocks. By investing primarily in well-established growth companies, the Fund seeks to avoid some of the volatility associated with investment in less established companies. The Fund's adviser believes that, over the long term, the earnings of well-established growth companies will not be as adversely affected by unfavorable economic conditions as the earnings of more cyclical companies. The value of the Fund's portfolio securities will fluctuate based on market conditions, specific industry conditions, and the condition of the individual issuers. Consistent with a long-term investment approach, contract holders selecting the Fund should be prepared to withstand periods of adverse market conditions and should not rely on an investment in the Fund for their short-term financial needs.

--------------------------------------------------------------------------------
VALUE EQUITY FUND

   INVESTMENT OBJECTIVE. The investment objective of the Value Equity Fund is to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows.
   INVESTMENT PROGRAM. To achieve its objective, the Fund will invest primarily in equity securities that are believed to be undervalued in the marketplace in relation to factors such as the companies' assets, earnings, potential for dividend growth and cash flows. Equity securities include common and preferred stocks and bonds, debentures and notes convertible into common stocks and depository receipts for such securities. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures' contracts (and options thereon) for hedging purposes.
   As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of the Fund's assets would be concentrated in any one industry.
   The Fund may also invest its assets in fixed income securities (corporate, government, and municipal bonds of various maturities), preferred stock, and warrants. The Fund will generally purchase debt securities that are considered investment grade securities (e.g., AAA, AA, A, or BBB by S&P, or Aaa, Aa, A, or Baa by Moody's), or, if not rated, are of equivalent investment quality as determined by OpCap Advisors. Debt securities within the top credit categories (e.g., AAA, AA, and A by S&P) comprise what are generally known as high-grade bonds. Medium-grade bonds (e.g., BBB by S&P) are regarded as having an adequate capacity to pay principal and interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds. The Fund may also invest up to 5% of its assets in noninvestment grade debt securities, which are also known as "junk bonds". The Fund may, from time to time, invest in municipal bonds when the expected total return from such bonds appears to exceed the total returns obtainable from corporate or government bonds of similar credit quality. The Fund's holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market.

   FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives--limited to 15% of its assets. Nondollar-denominated fixed income securities and equity securities issued by foreign issuers will be limited to 5% and 10% of the Fund's assets, respectively. The Fund may also enter into forward currency contracts. Risks peculiar to investments in foreign securities and securities that are denominated in foreign currencies are described below under "International Equity Fund".
   CASH RESERVES. While the Fund will remain primarily invested in equity securities, it may, for temporary defensive purposes, reduce its equity holdings and invest in reserves without limitation. The reserve position of the Fund will not be managed for purposes of anticipating short-term market fluctuations. The Fund's reserves will be invested in high-grade money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements, or shares of investment companies that invest in such instruments.

   REPURCHASE AGREEMENTS. As part of its reserve position, the Fund may enter into repurchase agreements on the same terms as the Money Market Fund, except that the underlying security may be within the three highest credit ratings assigned by established rating services (Aaa, Aa or A by Moody's, or AAA, AA or A by S&P), or, if not rated, of equivalent investment quality as determined by the investment adviser.

   PORTFOLIO TURNOVER. The Fund will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100%. The Fund's annual portfolio turnover rates for, 1996 and 1995 were 25.0%, and 34.3% respectively.

   GENERAL RISK CONSIDERATIONS. There can be no assurance that the Value Equity Fund will achieve its investment objective. Because of its investment policy, the Fund may or may not be suitable or appropriate for particular contract holders. Investors should be aware that it may take considerable time for the marketplace to recognize value. Also, it is always possible that anticipated improvements in a company's performance may not occur.

--------------------------------------------------------------------------------
SMALL CAPITALIZATION FUND

   INVESTMENT OBJECTIVE. The investment objective of the Small Capitalization Fund is to seek capital appreciation through investment in a diversified portfolio consisting primarily of equity securities of companies with market capitalization of under $1 billion.
   INVESTMENT PROGRAM. To achieve its objective, the Small Capitalization Fund attempts to identify securities of smaller-capitalization companies which are underpriced. Smaller capitalization companies may often be under-priced for the following reasons: (i) institutional investors, which currently represent a majority of the trading volume in the shares of publicly-traded companies, are often less interested in such companies because in order to acquire an equity position that is large enough to be meaningful to an institutional investor, such an investor may be required to buy a large percentage of the company's outstanding equity securities and (ii) such companies may not be regularly researched by stock analysts, thereby resulting in greater discrepancies in valuation. The Fund may also purchase securities in initial public offerings, or shortly after such offerings have been completed, when the investment adviser believes that such securities have greater-than-average market appreciation potential. Under normal circumstances at least 65% of the Fund's assets will be invested in equity securities. The majority of securities purchased by the Fund will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market.
   Ordinarily, the Fund's assets will be primarily invested in equity securities, but the Fund may also invest a portion of its assets in bonds, convertible securities, preferred stocks and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objective. It is the present intention of the Fund to invest no more than 5% of its assets in bonds rated below Baa by Moody's or BBB by S&P, commonly known as "junk bonds". The Fund may write covered call options and purchase put options on its portfolio securities, purchase put or call options on securities indices and invest in stock index futures contracts (and options thereon) for hedging or other non-speculative purposes.

   FOREIGN SECURITIES. The Fund may acquire foreign equity and debt securities. It is currently the Fund's intention to limit foreign equity securities to not more than 15% of its assets, dollar denominated debt securities of foreign issuers to not more than 15% of assets, and non-dollar denominated debt securities of foreign issuers to not more than 5% of assets. The Fund may also enter into forward currency contracts. The risks of investing in foreign securities, including those denominated in foreign currencies, are described below under "International Equity Fund".
   CASH RESERVES. While the Fund will normally remain primarily invested in equity securities, it may, for temporary defensive purposes, reduce its equity holdings and invest in reserves without limitation. The reserve position of the Fund will not be managed for purposes of anticipating short-term market fluctuations. The Fund's reserves will be invested in high-grade money market instruments, such as U.S. Government obligations, certificates of deposit, bankers acceptances, short-term corporate debt securities and repurchase agreements, or shares of investment companies that invest in such instruments.

   REPURCHASE AGREEMENTS. As part of its reserve position, the Fund may enter into repurchase agreements on the same terms as the Money Market Fund, except that the underlying security may be within the three highest credit ratings assigned by established rating services (Aaa, Aa or A by Moody's, or AAA, AA or A by S&P), or, if not rated, of equivalent investment quality as determined by the investment adviser.

   PORTFOLIO TURNOVER. The Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is anticipated that the Small Capitalization Fund will have an annual turnover rate in excess of 100%. The Fund's annual portfolio turnover rate for 1996 and 1995 was 39.2% and 64.3%, respectively. A high rate of portfolio turnover results in increased transaction costs to the Fund, including increased brokerage expenses. For more information about brokerage expenses, see "Portfolio Transactions" in the Statement of Additional Information.

   GENERAL RISK CONSIDERATIONS. There can be no assurance that the Small Capitalization Fund will achieve its investment objective. The Fund is expected to have greater risk exposure and reward potential than a portfolio which invests primarily in larger-capitalization companies. Smaller-capitalization companies may have limited product lines, markets or financial resources or may depend upon a limited management group. The trading volumes of securities of smaller-capitalization companies are normally less than those of larger-capitalization companies. This often translates into greater price swings, both upward and downward. Since trading volumes are lower, new demand for the securities of such companies could result in disproportionately large increases in the price of such securities. The waiting period for the achievement of an investor's objectives might be longer since these securities are not being closely monitored by research analysts and, thus, it takes more time for investors to become aware of fundamental changes or other factors which have motivated the Fund's purchase. Smaller-capitalization companies often achieve higher growth rates and experience higher failure rates than do larger-capitalization companies.

--------------------------------------------------------------------------------

EMERGING GROWTH FUND

  INVESTMENT OBJECTIVE. The investment objective of the Emerging Growth Fund is capital appreciation.

  INVESTMENT PROGRAM. To achieve its objective, the Fund will invest primarily in equity securities (principally common stocks) of emerging growth companies. Emerging growth companies are companies that have the potential, based upon superior products or services, operating characteristics, and financial capabilities, for more rapid growth than the overall economy. The Fund's investments generally will be in securities of companies in industry segments that are experiencing rapid growth, and in securities of companies with proprietary advantages. The adviser will consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary advantage, the return on equity, and/or the financial condition of the company.

  Although the Fund will ordinarily be invested in equity securities, the Fund may invest in bonds, convertible securities, preferred stocks and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objective. The Fund may also invest in bonds rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"), but presently does not expect such investments in any such bonds to exceed 5% of the Fund's assets. The Fund may write covered call options and purchase put options on its portfolio securities, purchase put and call options on securities indices and invest in stock index futures contracts (and options thereon) for hedging and other non-speculative purposes.

  FOREIGN SECURITIES. The Fund may invest in foreign equity and debt securities. The fund may also enter into forward currency contracts. The risks of investing in foreign securities, including those denominated in foreign currencies, are described below under "International Equity Fund."

  CASH RESERVES. While the Fund will normally remain primarily invested in equity securities, it may, for temporary defensive purposes, reduce its equity holdings, and invest in reserves without limitation. The reserve position of the Fund will not be managed for purposes of anticipating short-term market fluctuations. The Fund's reserves will be invested in high-grade money market instruments, such as U.S. Government obligations, certificates of deposit, bankers acceptances, short-term corporate debt securities and repurchase agreements, or shares of investment companies that invest in such instruments.

  REPURCHASE AGREEMENTS. As part of its reserve position, the Fund may enter into repurchase agreements on the same terms as the Money Market Fund, except that the underlying security may be within the three highest credit ratings assigned by established rating services (Aaa, Aa or A by Moody's, or AAA, AA or A by S&P), or, if not rated, of equivalent investment quality as determined by the investment adviser.

  PORTFOLIO TURNOVER. The Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected under normal conditions to exceed %. A high rate of portfolio turnover results in increased transaction costs to the Fund, including increased brokerage expenses. For more information about brokerage expenses, see "Portfolio Transactions" in the Statement of Additional Information.

  GENERAL RISK CONSIDERATIONS. There can be no assurance that the Emerging Growth Fund will achieve its investment objective. The Fund is expected to have greater risk exposure and reward potential than a portfolio which invests primarily in larger-capitalization companies. The trading volumes of securities of smaller-capitalization companies are normally less than those of larger-capitalization companies. This often translates into greater price swings, both upward and downward. Since trading volumes are lower, new demand for the securities of such companies could result in disproportionately large increases in the price of such securities. The waiting period for the achievement of an investor's objectives might be longer since these securities are not being closely monitored by research analysts and, thus, it takes more time for investors to become aware of fundamental changes or other factors which have motivated the Fund's purchase. Smaller-capitalization companies often achieve higher growth rates and experience higher failure rates than do larger-capitalization companies.

--------------------------------------------------------------------------------
FLEXIBLY MANAGED FUND

  INVESTMENT OBJECTIVE. The investment objective of the Flexibly Managed Fund is to maximize total return (capital appreciation and income) by investing in common stocks, equity related securities, corporate debt securities and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.
  INVESTMENT PROGRAM. To achieve its objective, the Fund may invest in the common stocks of established companies that offer above-average prospects for capital appreciation. Such companies usually can be placed in one of two portfolio categories: (i) long-term "core" holdings, composed of companies which are undervalued relative to their assets or growth potential, or are currently out of favor with investors; and (ii) "short-term" holdings, which include companies whose stock price is expected to rise over the short term but whose longer term prospects may or may not be attractive.
  The Fund may also invest in the following securities:
    . Equity-related securities, such as convertible securities (i.e., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, and warrants.
    . Corporate debt securities within the four highest credit categories assigned by established rating agencies, which include both high and medium-quality investment grade bonds. The Fund may also invest in non-investment grade corporate debt securities, which are also known as "junk bonds," the purchase of which is limited to 5% of net assets. The Fund's investment in all corporate debt securities will be limited to 35% of net assets. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds (see "Ratings of Corporate Debt Securities" on page
      29 of the prospectus).
    . Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund's reserves will be invested in the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.
  If the Fund's position in money market securities maturing in one year or less equals 35% or more of the Fund's total assets, the Fund will normally have 25% or more of its assets concentrated in securities of the banking industry. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. The adviser believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund's investments, the short maturity of money market instruments, and the advisers' credit research.

  The Fund may write covered call options, purchase put options on its portfolio securities, purchase call or put options on securities and securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

  FOREIGN SECURITIES. The Fund may invest up to 15% of its total assets in securities principally traded in securities markets outside the United States. Risks peculiar to investments in foreign securities and securities that are denominated in foreign currencies are described below under "International Equity Fund".

  REPURCHASE AGREEMENTS. As part of its reserve position, the Fund may enter into repurchase agreements on the same terms as the Money Market Fund, except that the underlying security may be within the three highest credit categories assigned by established rating services (Aaa, Aa or A by Moody's or AAA, AA or A by S&P) or, if not rated, of equivalent investment quality as determined by the Fund's investment adviser.

  PORTFOLIO TURNOVER. The Fund may engage in short-term trading in seeking to maximize capital appreciation. Changes in the investment portfolio will be made whenever the adviser believes they are advisable, either as a result of a security having reached its price objective, or for reasons not foreseen at the time of the investment--without regard to the length of time the security has been held by the Fund. As a result, short-term trading may cause portfolio turnover to be higher than that of other funds with less aggressive trading strategies, which may, in turn, increase the Fund's transaction costs. The Fund's portfolio turnover, which will vary from year to year depending on market conditions, may exceed 100% but, under normal circumstances, is not expected to exceed 250%. A high rate of portfolio turnover results in increased transaction costs to the Fund, including increased brokerage expenses. The Fund's portfolio turnover rates for 1996 and 1995 were 32.9% and 37.2%, respectively.
  GENERAL RISK CONSIDERATIONS. There can be no assurance that the Flexibly Managed Fund will achieve its investment objective. Because of its investment policy, the Flexibly Managed Fund may or may not be suitable or appropriate for particular contract holders. The value of the Fund's portfolio securities will fluctuate based on market conditions, specific industry conditions, and the condition of the individual issuers.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

  INVESTMENT OBJECTIVE. The investment objective of the International Equity Fund is to achieve maximum capital appreciation by investing in a diversified portfolio consisting primarily of equity securities of companies principally in Europe and Pacific Basin countries.

  INVESTMENT PROGRAM. To achieve its objective, the Fund will invest most of its assets in equity securities (including stocks, warrants, convertible bonds, and preferred stocks convertible into common stocks) of companies operating principally in the countries in Europe and the Pacific Basin that are generally considered to have developed markets. These include the United Kingdom, Germany, France, the Netherlands, Switzerland, Norway, Spain, Japan, Hong Kong, Australia and Singapore. A smaller proportion of the Fund's assets may be invested in "developing countries" such as Taiwan, Malaysia, Indonesia, South Africa and Mexico.
  Under normal circumstances the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund intends to diversify investment broadly among countries and to invest in the securities of companies in not less than three different countries, in addition to the United States.
  The Fund attempts to invest in equity securities with a superior potential for capital appreciation utilizing a series of macro and micro analyses. The macro economic analysis will be based upon detailed research on the global economic and on individual countries' projected economic data. This analysis will guide the investment adviser's allocation of assets to particular countries. The micro economic analysis will focus on quality of management and the relationship of current prices to earnings growth or to undervalued assets. Strong emphasis is put on cash flow rather than earnings as a more meaningful way to evaluate companies in foreign countries where accounting standards are less rigorously enforced than in the United States.
  The Fund may not always purchase securities on the principal market. For example, American Depository Receipts ("ADRs") may be purchased if trading conditions make them more attractive than the underlying security. ADRs are registered receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The International Equity Fund may likewise utilize European Depository Receipts ("EDRs"), which are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form. For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.
  For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in United States Government securities (such as bills, notes, or bonds of the United States Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposit or repurchase agreements.
  The International Equity Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investor Service, Inc., or BBB or higher by Standard and Poor's Corporation or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be "investment grade" issues (in the judgment of the adviser) based on available information.
  The International Equity Fund has the right to invest in securities which may be considered to be "thinly-traded" if they are deemed to offer the potential for appreciation, but it does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities. The Fund may also invest, subject to restrictions, in options (puts and calls) and restricted securities.
  FOREIGN CURRENCY TRANSACTIONS. The value of assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various securities. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market. However, to balance undesirable currency risk, the Fund may enter into forward contracts to purchase or sell foreign currencies in anticipation of the currency requirements, and to protect against possible adverse movements in foreign exchange rates. Such contracts may reduce the risk of loss due to a decline in the value of the currency which is sold, they also limit any possible gain which might result should the value of the currency rise. Similarly, although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. Any transactions in foreign currencies will be designed to protect the dollar value of the assets composing, or selected to be acquired for, the investment portfolio of the Fund. The Fund will not speculate in foreign currencies. For more information, see "Foreign Currency Transactions" in the Statement of Additional Information.
  The Fund may purchase and write call options on foreign currencies for the purpose of protection against declines in the dollar value of foreign securities. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.
  The Fund may enter into contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of currency futures will usually depend on the investment adviser's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

  PORTFOLIO TURNOVER. The Fund will not trade in securities for short-term profits, but when circumstances warrant, securities may be sold without regard to the length of time held. The Fund's portfolio turnover rates for 1996 and 1995 were 54.8% and 62.5%, respectively.
  GENERAL RISK CONSIDERATIONS. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Such foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). A contract owner who selects this Fund will incur the risks generally associated with investment in equity securities and, in addition, the risk of losses attributable to changes in currency exchange rates to the extent that those risks are not adequately hedged by the investment adviser.

--------------------------------------------------------------------------------
QUALITY BOND FUND

  INVESTMENT OBJECTIVE. The Quality Bond Fund seeks the highest income over the long term that is consistent with the preservation of principal by investing primarily in marketable investment-grade debt securities.

  INVESTMENT PROGRAM. To achieve its objective, the Fund invests in a diversified portfolio primarily consisting of long, intermediate, and short-term marketable (i.e., securities for which market quotations are readily available) debt securities. The proportion invested in each category can be expected to vary depending upon the evaluation of market patterns and trends by Independence Capital Management. Except as provided below, the Fund will only purchase debt securities that are considered investment grade securities (e.g., AAA, AA, A, or BBB by S&P) by at least one of the established rating agencies (S&P, Moody's, Duff & Phelps, Inc., Fitch Investors Service, Inc., or McCarthy, Crisanti & Maffei, Inc.) or, if not rated, are of equivalent investment quality as determined by Independence Capital Management. The Fund may also invest up to 10% of its net assets in securities rated BB or B by S&P (or securities with a comparable rating by another established rating agency), which are also known as "junk bonds." In normal times, at least 80% of the Fund's total assets will be invested in income producing securities. At least 75% of the value of the Fund's total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities;
(ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper;
(vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes. Without regard to the above described quality of investments, the Fund may invest up to 25% of the value of its total assets (not including cash) in Convertible Securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and Preferred and Common Stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

  The Fund will hold short-term cash reserves if management believes that it is advisable for temporary defensive or emergency purposes. The Fund will usually hold its cash reserves in short-term money market securities, such as certificates of deposit, or in shares of investment companies that invest in short term money market securities. As a matter of fundamental policy, the Fund will, under certain conditions explained in the Statement of Additional Information, invest up to 50% of its total assets in any one of the following industries: gas utility, gas transmission utility, electric utility, telephone utility, and petroleum. Investments in any of these industries may be affected by environmental conditions, energy conservation programs, fuel shortages, availability of capital to finance operations and construction programs, and federal and state legislative and regulatory actions. Independence Capital Management believes that any risk to the Fund which might result from concentrating in any such industry will be minimized by diversification of the Fund's investments.
  Although investment in the Fund is not without risk, the Fund will seek to reduce risk through diversification, credit analysis, and attention to current developments and trends in both the economy and financial markets.
  ASSET-BACKED SECURITIES. Asset-backed securities are securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). Asset-backed commercial paper, one type of asset-backed security, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.
  MUNICIPAL OBLIGATIONS. The Fund may invest in Municipal Obligations that meet the Fund's overall quality requirements. Although the Fund and contract owners will not benefit from the exemption from federal income tax for the interest on Municipal Obligations, the adviser believes that Municipal Obligations may under certain market circumstances be desirable investments consistent with the Fund's objective, particularly the preservation of principal.

  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements on the same terms as the Money Market Fund, except that the underlying security may be within the four highest credit categories assigned by established rating agencies (Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P) or, if not rated, of equivalent investment quality as determined by the adviser.

  FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated foreign securities. While investments in foreign securities are intended to reduce risk by providing further diversification, risks peculiar to investments in foreign securities are described above under "International Equity Fund".

  PORTFOLIO TURNOVER. The Fund may sell any of its portfolio securities if it believes that the security's market value will fall. The Fund may sell a security and purchase another when it believes that there is a favorable spread between the yields of such securities. Although the Fund cannot accurately predict its portfolio turnover rate, it is not ordinarily expected to exceed 400%. A high rate of portfolio turnover results in increased transaction costs to the Fund, including increased brokerage expenses. For more information about brokerage expenses, see "Portfolio Transactions" in the Statement of Additional Information. The Fund's annual portfolio turnover rates for 1996 and 1995 were 107.6% and 449.2%, respectively.
  GENERAL RISK CONSIDERATIONS. There can be no assurance that the Quality Bond Fund will achieve its investment objective. Because of its investment policy, the Quality Bond Fund may or may not be suitable or appropriate for particular contract holders. The Fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. The value of the portfolio securities of the Fund will fluctuate based upon market conditions and interest rates. Although the Fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate risk.
  Yields on short, intermediate, and long-term fixed income securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

  INVESTMENT OBJECTIVE. The investment objective of the High Yield Bond Fund is to realize high current income by investing primarily in a diversified portfolio of long-term high-yield fixed income securities in the medium to lower quality ranges; a secondary objective is capital appreciation.

  INVESTMENT PROGRAM. The Fund will invest at least 80% of the value of its total assets in high-yielding, income-producing debt securities and preferred stocks (including convertible securities). The Fund seeks to invest its assets in securities rated Ba or lower by Moody's, or BB or lower by S&P, or, if not rated, of comparable investment quality as determined by Price Associates.

  Because high yield bonds involve greater risks than higher quality bonds, they are commonly known as "junk" bonds. The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody's or CC by S&P, if, in the opinion of Price Associates, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation (see "Ratings of Corporate Debt Securities"). In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody's or BBB by S&P) which provide greater liquidity than lower quality securities. Moreover, the Fund may, for temporary defensive purposes under extraordinary economic or financial market conditions, invest in higher quality securities.

  Investments in the Fund's portfolio may include: (i) Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Securities of Certain Supranational Organizations;
(viii) Repurchase Agreements involving these securities; (ix) Private Placements (restricted securities); (x) Foreign Securities; (xi) Convertible Securities--debt securities convertible into or exchangeable for equity securities or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities; (xii) Preferred Stocks--securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings and assets; (xiii) Loan Participation and Assignments; (xiv) Trade Claims and (xv) Zero Coupon and Pay-in-Kind Bonds. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

  RISKS OF HIGH YIELD INVESTING. There can be no assurance that the High Yield Bond Fund will achieve its investment objective. The high yield securities in which the Fund may invest are predominantly speculative as regards the issuer's continuing ability to meet principal and interest payments. The value of the lower quality securities in which the Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of the Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. Price Associates carefully considers these factors and the Fund attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued by a method that, in the good faith belief of the Fund's Board of Directors, accurately reflects fair value. The judgment of the Penn Series Board of Directors plays a greater role in valuing high yield securities than is the case with respect to securities for which more objective market data are available.

  During 1996 the dollar weighted average ratings (computed monthly) of the debt obligations held by the Fund (excluding equities and reserves), expressed as a percentage of the Fund's total net investments, were as follows:

           STANDARD AND POOR'S RATINGS     PERCENTAGE OF TOTAL NET INVESTMENTS
  ----------------------------------------------------------------------------
                    AAA                                    0.0%
  ----------------------------------------------------------------------------
                    AA                                     5.4
  ----------------------------------------------------------------------------
                    A                                      0.0
  ----------------------------------------------------------------------------
                    BBB                                    0.0
  ----------------------------------------------------------------------------
                    BB                                     8.8
  ----------------------------------------------------------------------------
                    B                                     71.2
  ----------------------------------------------------------------------------
                    CCC                                    1.7
  ----------------------------------------------------------------------------
                    CC                                     0.0
  ----------------------------------------------------------------------------
                    C                                      0.0
  ----------------------------------------------------------------------------
                    D                                      0.0
  ----------------------------------------------------------------------------
                    Unrated*                               7.1
  ----------------------------------------------------------------------------

  * Price Associates has advised that in its view the unrated debt obligations were comparable in quality to debt obligations rated in the S&P categories as follows: BBB: 0.0%; BB: 2.1%; B: 3.2%; CCC: 0.0%; CC:
    0.0%; C: 0.5%; D: 0.0%; Unrated: 1.3%.

  CREDIT ANALYSIS. Because investment in lower and medium quality fixed-income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund's investment objectives will be more dependent on Price Associates' credit analysis than would be the case if the Fund were investing in higher quality fixed-income securities. Although the ratings of Moody's or S&P are used as preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.
  Price Associates therefore places primary significance on its own in-depth credit analysis and security research. All of the Fund's investments will be selected from an approved list of securities deemed appropriate for the Fund by Price Associates, which maintains a credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation's present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody's or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by Price Associates. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.
  MATURITY. The maturity of debt securities may be considered long (10 plus years), intermediate (1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by Price Associates. However, the Fund anticipates that, under normal circumstances, at least 80% of its portfolio of fixed income securities will have maturities of greater than 10 years.
  YIELD AND PRICE. Lower to medium quality, long-term fixed-income securities typically yield more than higher quality, long-term fixed-income securities. Thus, the Fund's yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.
  OTHER INVESTMENTS. The Fund may invest up to 20% of its total assets in dividend-paying common stocks (including up to 5% in warrants to purchase common stocks) that are considered by Price Associates to be consistent with the Fund's current income and capital appreciation investment objectives. However, the Fund currently does not intend to purchase equity securities or securities convertible to equity securities. In seeking higher income or a reduction in principal volatility, the Fund may write covered call options and purchase covered put options and spreads and purchase uncovered put options and uncovered call options; and the Fund may invest in interest rate futures contracts (and options thereon) for hedging purposes.

  CASH RESERVES. The Fund will hold short-term cash reserves (money market instruments maturing in one year or less) as Price Associates believes is advisable to maintain liquidity or for temporary defensive purposes.
  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements on the same terms as the Money Market Fund, except that the underlying security may be within the three highest credit categories assigned by established rating agencies (Aaa, Aa or A by Moody's or AAA, AA or A by S&P) or, if not rated, of equivalent investment quality as determined by Price Associates.
  BANKING INDUSTRY. The Fund will, as a matter of fundamental policy, normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. Price Associates believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund's investments and Price Associates' credit research.

  FOREIGN SECURITIES. Subject to the Fund's quality and maturity standards, the Fund may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may also invest up to 20% of its total assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Such investments involve certain risks not normally associated with domestic securities, as explained under "International Equity Fund". The Fund may also enter into forward foreign currency exchange contracts, which involve certain risks as explained under "International Equity Fund".

  ZERO COUPON BONDS AND PAY-IN-KIND BONDS. A zero coupon bond does not make cash interest payments during the life of the bond. Instead, it is sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. "Zeros" can be an attractive financing method for issuers with near-term cash-flow problems or seeking to preserve liquidity. Pay-in-kind (PIK) bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Like zeros, they may help a corporation economize on cash. PIK prices reflect the market value of the underlying debt plus any accrued interest. Zeros and PIKs can be higher- or lower-quality debt, and both are more volatile than coupon bonds. There is no limit on the fund's investments in these securities. The fund is required to distribute to shareholders income imputed to any zero or PIK investments. Such distributions could reduce the fund's reserve position and require the fund to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

  LOAN PARTICIPATION AND ASSIGNMENTS. Large loans to corporations or governments, including governments of less developed countries (LDCs), may be shared or syndicated among several lenders, usually banks. The Fund could participate in such syndicates, or could buy part of a loan, becoming a direct lender. Participation and assignments involve special types of risk, including those of being a lender, but are not necessarily more risky than junk bonds. As an operating policy, the Fund may not invest more than 5% of total assets in loan participation.
  TRADE CLAIMS. This is an IOU arising from a business transaction, such as a sale of goods, not from a loan. Such claims are typically bought at a discount to their face value, with the size of the discount reflecting the probability of repayment. They may be illiquid and very volatile in price. As an operating policy, the Fund may not invest more than 5% of total assets in trade claims.

  PORTFOLIO TURNOVER. Due to the nature of the Fund's investment program, the portfolio turnover may exceed 100%. A high rate of portfolio turnover results in increased transaction costs to the Fund, including increased brokerage expenses. The Fund's portfolio turnover rates for 1996 and 1995 were 118.5% and 84.3%, respectively.

--------------------------------------------------------------------------------
MONEY MARKET FUND

  INVESTMENT OBJECTIVE. The investment objective of the Money Market Fund is to preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high-quality money market instruments.
  INVESTMENT PROGRAM. To achieve its objective, the Fund invests in a diversified portfolio of money market securities, limited to those described below, which are rated within the two highest credit categories assigned by nationally recognized statistical rating organizations, or, if not rated, are of comparable investment quality as determined by Independence Capital Management and approved by the Penn Series Board of Directors. Such securities include: (i) U.S. Government Obligations; (ii) U.S. Government Agency Securities; (iii) Bank Obligations; (iv) Commercial Paper; (v) Short-Term Corporate Debt

Securities; (vi) Canadian Government Securities, limited to 10% of the Fund's assets; (vii) Savings and Loan Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities other than Foreign Securities; (x) Foreign Securities--U.S. dollar-denominated money market securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks; and (xi) Asset Backed Securities. Certain of the securities may have adjustable rates of interest with periodic demand features. The Fund may also invest in securities of investment companies that invest in money market securities meeting the foregoing criteria.
  The Fund has a policy of seeking to maintain a stable net asset value of $1.00 per share, but this is not guaranteed and the Fund's yield is not fixed.
  PORTFOLIO QUALITY. The Fund will invest in U.S. dollar-denominated money market instruments determined by Independence Capital Management, under guidelines adopted by the Penn Series Board of Directors, to present minimum credit risk. This determination will take into consideration such factors as liquidity, profitability, ability to generate funds and capital adequacy. In addition, the Fund will observe investment restrictions contained in Rule 2a-7 promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, including the following: (a) the Fund will not invest in a money market instrument if, as a result, more than the greater of 1% of the Fund's total assets or $1,000,000 would be invested in securities of that issuer which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality); and (b) the Fund will not invest in a money market instrument if, as a result, more than 5% of the Fund's total assets would be invested in securities which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality).

  FOREIGN SECURITIES. Subject to the Fund's quality and maturity standards, the Fund may invest without limitation in U.S. dollar-denominated foreign securities. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve certain risks not normally associated with domestic securities, as explained under "International Equity Fund".
  ADJUSTABLE RATE SECURITIES. The Fund may invest in adjustable rate securities. Adjustable rate securities have interest rates that are adjusted periodically according to a set formula in order to minimize fluctuation in the principal value of the investments. The maturity of such securities may be shortened under certain special conditions. "Variable rate" securities are domestic certificates of deposit which provide for the establishment of a new interest rate on predetermined dates or whenever a specified interest rate (such as the bank prime lending rate) changes. "Floating rate" securities are corporate or bank holding company notes or Eurodollar certificates of deposit with reset provisions similar to those for variable rate instruments.

  ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities (see description of asset-backed securities under "Quality Bond Fund" above).
  MATURITY. The Fund purchases securities which mature in 397 days or less, and the average maturity of all securities held by the Fund will generally not be greater than 90 days.
  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements through which investors (such as the Fund) purchase a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System and on the approved list of the Fund's investment adviser. Concurrently, the securities dealer or the bank agrees to repurchase the underlying security at a future point at the same price, plus specified interest. The underlying security, which is held as collateral, will be marked to market on a daily basis. The Fund will only enter into a repurchase agreement where the underlying security is in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, is of comparable quality) and the repurchase agreement meets the other quality and diversification standards of Rule 2a-7. Moreover, the Board of Penn Series has adopted standards applicable to all the Funds regarding the creditworthiness of parties with whom each Fund may enter into repurchase agreements. These standards are designed to provide reasonable assurance that such a party presents no serious risk of becoming involved in a bankruptcy proceeding within the time frame contemplated by the repurchase agreement. Repurchase agreements are generally for a short period of time, often less than a week. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Fund might incur a loss if the value of the collateral held declines during this period.
  GENERAL RISK CONSIDERATIONS. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. While this Fund invests in high-grade money market instruments, investment in the Fund is not without risk even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the Fund's portfolio investments, and a decline in interest rates could increase the value.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT INFORMATION RELATING TO THE FUNDS

  OPTIONS. Each Fund (other than the Money Market Fund) may write covered call options and purchase put options on its portfolio securities and purchase call or put options on securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund's net assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. Purchasing put or call options involves the risk of losing the entire premium (purchase price of the option). In addition, the High Yield Bond Fund may also engage in other options transactions within the limits described in the Statement of Additional Information, which also provides further details on the risks of options transactions.
  FUTURES CONTRACTS. Each Fund (other than the Money Market Fund) may enter into futures contracts and options thereon (interest rate futures contracts or stock index futures contracts as applicable) as a hedge against or to minimize adverse principal fluctuations, or as an efficient means of adjusting its exposure to the market. The Funds will not use futures contracts for speculation. Each Fund will limit its use of futures contracts so that: (1) no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options and (2) immediately after entering into such contracts, no more than 30% of the Fund's total assets would be represented by such contracts. The initial margin is the amount that must be deposited with the futures commission merchant when a futures contract is entered into. The value of a futures contract changes daily; and if it decreases, the Fund is obligated to deposit additional amounts in order to maintain what is known as "variation margin." Correspondingly, if the value of a futures contract increases, the Fund may withdraw and use for other purposes a part of the margin deposit. The premium on an option is equal to the difference between the market value and the intrinsic value of the option.
  These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund's total return due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuation or other factors; imperfect correlation between price movements in the contract and in the securities being hedged; and potential losses in excess of the amount invested in the futures contracts themselves. Further details concerning the Funds' use of futures contracts and the risks involved are contained in the Statement of Additional Information.
  INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The International Equity Fund may invest in securities of mutual funds that invest in foreign securities. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses.
  LENDING OF PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Fund may, as a fundamental policy, lend securities with a value of up to 30% of its total assets to unaffiliated broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Although the risks of lending portfolio securities are believed to be slight, as with other extensions of secured credit, such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of good standing and will not be made unless the consideration to be earned from such loans would justify the risk.

  INVESTMENT RESTRICTIONS APPLICABLE TO ALL THE FUNDS. As a matter of fundamental policy, each Fund will not: (i) own more than 10% of the outstanding voting securities of any company; (ii) purchase any security if it would cause the Fund's holdings of that issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to amount to more than 5% of the Fund's total assets, except that this restriction applies to the Flexibly Managed, the Small Capitalization and the Emerging Growth Funds only with respect to 75% of their respective total assets; (iii) borrow money, except that the Funds may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of each Fund's total assets valued at market or, with respect to the Quality Bond Fund and the Money Market Fund, the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market; the Funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrowings will reduce net investment income;

(iv) in any manner transfer as collateral any securities owned by the Fund except as may be necessary in connection with permissible borrowings; and (v) purchase additional securities when money borrowed exceeds 5% of the Fund's total assets.
  In addition to the restrictions set forth above and those set forth in the Statement of Additional Information, each Fund may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.
  Finally, Section 817(h) of the Internal Revenue Code requires that the assets of each Fund be adequately diversified so that Penn Mutual or its affiliated insurance companies, and not the variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

--------------------------------------------------------------------------------
MANAGEMENT OF PENN SERIES FUNDS, INC.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

  The affairs of Penn Series are managed under the direction of its Board of Directors. The directors decide upon matters of general policy and review the actions of Penn Series' investment advisers and its administrative and corporate services agent, as set forth below. The Penn Series' officers conduct and supervise the daily business operations of Penn Series.

--------------------------------------------------------------------------------
INVESTMENT ADVISERS

  PRICE ASSOCIATES. T. Rowe Price Associates, Inc., Baltimore Maryland, ("Price Associates") is investment adviser for the Flexibly Managed and the High Yield Bond Funds. Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. T. Rowe Price in 1937. Its corporate home office is located at 100 East Pratt Street, Baltimore, Maryland 21202. Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds. As of December 31, 1996, Price Associates and its affiliates, managed more than $95 billion of assets.

  Price Associates manages the investments of the Flexibly Managed Fund and the High Yield Bond Fund. Each Fund pays Price Associates, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the annual rate of 0.50%.

  Richard P. Howard, Vice President, T. Rowe Price Associates, Inc., is primarily responsible for the day-to-day investment management of the Flexibility Managed Fund. Mr. Howard has had that responsibility since 1989. During the past five years, he has served as Vice President and a portfolio manager of T. Rowe Price Associates, Inc.

  Mark J. Vaselkiv, Vice President of T. Rowe Price Associates, Inc., is primarily responsible for the day-to-day investment management of the High Yield Bond Fund. Mr. Vaselkiv has had that responsibility since 1994. During the past five years, he has been a Vice President and a portfolio manager of T. Rowe Price Associates, Inc.

  INDEPENDENCE CAPITAL MANAGEMENT. Independence Capital Management, Inc. ("Independence Capital Management") is investment adviser for the Growth Equity, the Quality Bond, and the Money Market Funds. Independence Capital Management is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), a life insurance company that has been in the insurance and investment business since the late 1800s. Penn Mutual and its subsidiaries currently have assets under management of over $7 billion. Independence Capital Management was organized in June 1989 and currently also serves as investment adviser to corporate and pension fund accounts. Its offices are located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 1996, Independence Capital Management was responsible for the management of over $360 million of investment assets.

  Independence Capital Management manages the investments of the Growth Equity, the Quality Bond and the Money Market Funds. Each Fund pays Independence Capital Management, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the following annual rates: Growth Equity Fund, 0.50%; Quality Bond Fund, 0.45%; Money Market Fund, 0.40%. The fees will be reduced by 0.05% for any of the Funds whose assets exceed $100 million.

  Richardson T. Merriman, Senior Vice President of Independence Capital Management, manages the Growth Equity Fund since June 1995. Mr. Merriman is also President of Pennsylvania Trust Company, a Penn Mutual subsidiary.

  Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc. since September 1995, is primarily responsible for the day-to-day investment management of the Quality Bond and Money Market Funds. He served as Senior Vice President, Independence Capital Management, prior to becoming President. Mr. Sherman is Senior Vice President and Chief Investment Officer of Penn Mutual; prior to May 1996, he was Vice President, Fixed Income Portfolio Management, Penn Mutual.

  Independence Capital Management is investment adviser and Robertson Stephens Investment Management, Inc. ("Robertson Stephens") is sub-adviser for the Emerging Growth Fund. With the establishment of Penn Series' newest Fund, the advisory agreement between Penn Series and Independence Capital Management and the sub-advisory agreement between Independence Capital Management and Robertson Stephens were entered into on April 15, 1997.

  Independence Capital Management is responsible for the investment management of the Emerging Growth Fund. The Fund pays Independence Capital Management, on a monthly basis, an advisory fee based on the average daily net assets of the Fund. The advisory fee is paid at the following rates: (i) 0.80% of the first $25,000,000 of average daily net assets of the Fund; (ii) 0.75% of the next $25,000,000 of average daily net assets of the Fund; and (iii) 0.70% of average daily net assets of the Fund in excess of $50,000,000.

  Independence Capital Management selected Robertson Stephens as sub-adviser to assist it in working to achieve the investment objectives of the Emerging Growth Fund. Robertson Stephens will make the investment decisions for the Fund and will be responsible for the day-to-day operation of the Fund. See below for information regarding Robertson Stephens.

  OPCAP. OpCap Advisors ("OpCap") is investment adviser for the Value Equity Fund. OpCap Advisors is a general partnership of which Oppenheimer Capital holds a 99% interest. Oppenheimer Capital is a registered investment adviser with extensive experience in the management of mutual funds and institutional accounts, and its employees perform all investment advisory services provided to the Value Equity Fund by OpCap. Oppenheimer Financial Corp., a holding company, holds a 33% interest in Oppenheimer Capital. Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining 67% interest. Oppenheimer Capital has operated as an investment advisor since 1968.

  OpCap is located at One World Financial Center, New York, New York 10281. It acts as investment adviser and subadviser to other mutual funds. As of December 31, 1996, OpCap managed assets of mutual funds with an aggregate value of more than $10.4 billion.

  Under the investment advisory agreements, OpCap manages the investments of the Value Equity and the Small Capitalization Funds. The Value Equity Fund pays OpCap, on a monthly basis, an advisory fee based on the average daily net assets of the Fund, at the annual rate of 0.50%. The Small Capitalization Fund pays OpCap, on a monthly basis, an advisory fee based on the average daily net assets of the Fund, at the annual rate of 0.50%.

  Eileen P. Rominger, Managing Director, Oppenheimer Capital, parent of OpCap Advisors, is primarily responsible for the day-to-day investment management of the Value Equity Fund. Ms. Rominger has had that responsibility since 1992. During the past six years, she has been a Senior Vice President of Oppenheimer Capital.

  The Small Capitalization Fund is managed by Timothy McCormack, Timothy Curro and Gavin Albert. Timothy McCormack has been a portfolio manager of the Fund since March 1996. Timothy Curro and Gavin Albert became portfolio managers of the Fund on January 1, 1997. Mr. Curro has been a Vice President of Oppenheimer Capital since November 1996. Prior thereto, he was a general partner of Value Holdings, L.P., an investment partnership, from May 1995 to November 1996, a Vice President in the equity research department at UBS Securities Inc. from June 1994 through May 1995 and from January 1991 through February 1993, and was a partner with Omega Advisors, Inc. from March 1993 to March 1994. Mr. Albert, Vice President of Oppenheimer Capital since December 1996, joined the firm in September 1994 as a research analyst. Prior thereto he was a management consultant for EDS Energy Management in 1994, attended the Vanderbilt University Business School from September 1992 to May 1994 (with a Masters of Business Administration degree in finance and management) and was a financial analyst in the Corporate Finance department of Texaco, Inc. from 1990 to 1992. Mr. McCormack, Vice President of Oppenheimer Capital, joined the firm in 1994. From 1993 to 1994 he was a security analyst at U.S. Trust Company and prior thereto he was a securities analyst at Gabelli & Company. He has a masters of Business Administration degree from the Wharton School.

  VONTOBEL. Vontobel USA, Inc. ("Vontobel") is investment adviser for the International Equity Fund. Vontobel is a wholly owned subsidiary of Vontobel Holding Ltd., one of the largest private banks and brokerage firms in Switzerland. Its principal place of business is located at 450 Park Avenue, New York, New York 10022. As of December 31, 1996, Vontobel managed assets of over $1.45 billion, a substantial part of which was invested outside of the United States. The Vontobel group of companies has investments in excess of $24 billion under management.

  Under the investment advisory agreement, Vontobel manages the investments of the International Equity Fund. The Fund pays Vontobel, on a monthly basis, an advisory fee based on the average daily net assets of the Fund, at the annual rate of 0.75%.
  Fabrizio Pierallini, Vice President and Portfolio Manager, Vontobel USA Inc., is primarily responsible for the day-to-day investment management of the International Equity Fund. Mr. Pierallini joined Vontobel in April 1994 with responsibilities for managing international equities. Prior thereto, he served as Associate Director/Portfolio Manager, Swiss Bank Corporation, New York, from May 1991, and as Vice President and Portfolio Manager, SBC Portfolio Management, Ltd. (an affiliate of Swiss Bank Corporation, Zurich), from September 1988 to April 1991.

  ROBERTSON STEPHENS. Robertson Stephens Investment Management, Inc. ("Robertson Stephens") is sub-adviser for the Emerging Growth Fund pursuant to the sub-advisory agreement between Independence Capital Management and Robertson Stephens (see above). Robertson Stephens commenced operations in March 1986 and is an indirect wholly-owned subsidiary of Robertson, Stephens & Company LLC. Robertson, Stephens & Company LLC is a distributor of mutual funds and a major investment banking firm specializing in emerging growth companies that has developed substantial investment research, underwriting, and venture capital expertise. Since 1978, Robertson, Stephens & Company LLC has managed underwritten public offerings for over $15.23 billion of securities of emerging growth companies. Robertson Stephens & Company LLC, Robertson Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson Stephens. The principal place of business of Robertson Stephens and its affiliates is 555 California Street, San Francisco, California 94104.

  Independence Capital Management pays Robertson Stephens, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund. The sub-advisory fee is paid at the following rates: (i) 0.70% of the first $25,000,000 of average daily net assets of the Fund; (ii) 0.65% of the next $25,000,000 of average daily net assets of the Fund; and (iii) 0.60% of average daily net assets of the Fund in excess of $50,000,000.

  James Callinan, Managing Director of Robertson Stephens & Company Investment Management, L.P. and Portfolio Manager of Robertson Stephens, is responsible for managing the Emerging Growth Fund. Mr. Callinan has more than nine years of investment research and management experience. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, and M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Chartered Financial Analyst.

  GENERAL INFORMATION. In allocating to brokers purchases and sales of portfolio securities of the Growth Equity, Value Equity, Small Capitalization, Emerging Growth, International Equity and Quality Bond Funds, the advisers are required to seek best price and most favorable execution but may take into consideration the sale of Fund shares. The advisers periodically make payments to Penn Mutual to assist it in defraying costs incurred in providing information about their services and performance.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND CORPORATE SERVICES AGENT

  The Penn Mutual Life Insurance Company ("Penn Mutual") is the administrative and corporate services agent of Penn Series Funds, Inc. Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847 and has been engaged continuously in the life insurance business since that date. Its corporate home office is located at Independence Square, Philadelphia, Pennsylvania 19172.

  Under an administrative and corporate services agreement between the Fund and Penn Mutual, Penn Mutual administers Penn Series' corporate affairs, subject to the supervision of the Board of Directors and, in connection therewith, furnishes Penn Series with office facilities, prepares regulatory filings, provides staff assistance to the Board, and provides those ordinary clerical and bookkeeping services which are not provided by Penn Series' custodian, transfer agent, accounting services agent or adviser. Each Fund pays Penn Mutual an annual fee equal to 0.15% of the Fund's average daily net assets, subject to the limitations on Fund expenses described below.

--------------------------------------------------------------------------------
EXPENSES AND LIMITATIONS THEREON

  Each Fund bears all expenses of its operations other than those incurred by its investment adviser under its investment advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays: investment advisory fees; administrator's fee; shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of printing and mailing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses; and directors' fees and expenses.

  With respect to each Fund, the investment advisers and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund's total expense ratio (excluding interest, taxes, brokerage, other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, but including investment advisory and administrative and corporate services fees) exceeds the expense limitation for the Fund. The expense limitations for the Funds are as follows: Growth Equity Fund: 1.00%; Value Equity Fund: 1.00%; Small Capitalization Fund: 1.00%; Emerging Growth
Fund: 1.15%; Flexibly Managed Fund: 1.00%; International Equity Fund: 1.50%; Quality Bond Fund: 0.90%; High Yield Bond Fund: 0.90% and Money Market Fund:
0.80%. All waivers of fees or reimbursements of expenses with respect to the Flexibly Managed Fund and the High Yield Bond Fund will be shared equally by Price Associates and Penn Mutual, and all expenses with respect to the Emerging Growth Fund will be shared equally by Robertson Stephens and Penn Mutual. For all other Funds, the investment adviser will waive fees with regards to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%.

  For the year ended December 31, 1996, the annualized ratios of operating expenses (after waivers) to the average net assets for each of the Funds were:
Growth Equity Fund: .80%; Value Equity Fund: .78%; Small Capitalization Fund:
 .99%; Flexibly Managed Fund: .77%; International Equity Fund: 1.17%; Quality Bond Fund: .77%; High Yield Bond Fund: .84%; Money Market Fund: .73%.

--------------------------------------------------------------------------------
CUSTODIAN, ACCOUNTING SERVICES AGENT AND TRANSFER AGENT

  PNC Bank, Broad & Chestnut Streets, Philadelphia, PA 19107, is custodian of the assets of the Funds of Penn Series, and maintains certain records and books in connection therewith. A subsidiary of PNC Bank, PFPC Inc., Wilmington, Delaware 19809, is the accounting services agent and transfer agent for the Funds of Penn Series.
  As accounting services agent, PFPC Inc. provides accounting services to, and keeps the accounts and records of, Penn Series. Under the accounting services agreement, the accounting service fee is calculated daily based on a predetermined percentage of daily net assets. For domestic portfolios (Growth Equity, Value Equity, Small Capitalization, Flexibly Managed, Quality Bond,
High Yield Bond and Money Market), the percentages are as follows: .075% of the first $100 million, .050% of the next $200 million, .030% of the next $300 million, and .020% of the remainder. For international portfolios
(International Equity), the percentages are as follows: .085% of the first $100 million, .060% of the next $300 million, .040% of the next $200 million, and
 .030% of the remainder. Additionally, all non-money market funds are subject to specified minimum annual fees.

--------------------------------------------------------------------------------
SALE AND REDEMPTION OF SHARES

Shares of Penn Series are sold to Penn Mutual and its subsidiaries for their general and separate accounts at net asset value of the shares next determined after receipt of the purchase order. There is no sales charge or sales load on purchase of those shares.
  Shares of Penn Series are redeemed at their net asset value next determined after receipt of a written request for redemption. There is no redemption charge.

--------------------------------------------------------------------------------
NET ASSET VALUE OF SHARES

Net asset value per share of the Growth Equity, Value Equity, Small Capitalization, Emerging Growth, Flexibly Managed, International Equity, Quality Bond, and High Yield Bond Funds is determined as of the close of the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The net asset value per share of each Fund is determined by subtracting that Fund's liabilities (including accrued expenses) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.
  Portfolio securities listed on a national securities exchange are valued at the last quoted sales price on the exchange or, if there has been no sale on that day, at the mean between the current closing bid and asked prices. All other portfolio securities for which over-the-counter market quotations are readily available are valued on the basis of the mean between the last current bid and asked prices. When market quotations are not readily available, or when restricted or other assets are being valued, the securities or assets will be valued at fair value as determined by, or pursuant to delegated authority of, the Board of Directors.

  Foreign portfolio securities generally are valued in accordance with the above procedures, except as described below. Trading in foreign securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which net asset value is not calculated.
  Foreign portfolio securities, including ADRs and EDRs, which are traded on stock exchanges, are valued at the last sale price, prior to the Fund valuation time, on the exchange on which such securities are traded, unless the Fund is aware of a material change in the value prior to the time the Fund values its securities, or, lacking any sales, at the last available bid price. ADR's for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.
  The Funds will make the effort to follow the above pricing procedures, recognizing that due to differing hours, the calculation of net asset value may not take place contemporaneously with the determination of the prices of foreign portfolio securities used in such calculations. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund calculation of net asset value unless the Board of Directors deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the Fund shares into U.S. dollars at the prevailing market rates.
  Net asset value per share of the Money Market Fund is determined, as of Noon, Philadelphia time, on each day the New York Stock Exchange is open for trading. The net asset value per share of the Money Market Fund is determined by subtracting the Fund's liabilities from its total assets and dividing the result by the total number of shares outstanding. Securities held by the Money Market Fund are valued by the amortized cost method. This means that each obligation will be valued initially at its purchase price and thereafter by amortizing any discount or premium uniformly to maturity.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

Penn Series is qualified as a regulated investment company under Section 851 of the Internal Revenue Code and distributes substantially all of its net investment income and realized gains from securities transactions to shareholders. For each taxable year in which it and each of its Funds so qualify, Penn Series will not be subject to tax on net investment income and realized gains from securities transactions distributed to shareholders. Further, under current provisions of the Code, Penn Mutual and PIA do not expect to incur federal income tax on earnings of their separate accounts resulting from their shares of Penn Series to the extent that those earnings are credited to variable contracts.

--------------------------------------------------------------------------------
VOTING RIGHTS

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own all the outstanding shares of Penn Series, either in their separate accounts registered under the 1940 Act or in their unregistered separate accounts or general accounts. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by Penn Mutual and PIA in their general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may disregard such voting instructions. If voting instructions are ever so ignored, contract owners will be advised of that action in the next semiannual report.
  Penn Series currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, Penn Series will assist in variable contract owner and payee communication on such matters.

--------------------------------------------------------------------------------
RATINGS OF CORPORATE DEBT SECURITIES

The quality of a bond is measured by credit risk--the continuing ability of the issuer to meet interest and principal payments. Issuers who are believed to be good credit risks receive high quality ratings, and those believed to be poor credit risks receive low quality ratings. As a result of the greater credit risk involved, medium and low quality bonds typically offer a higher yield than bonds of high quality.

--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.

AAA Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
    "gilt edge."
--------------------------------------------------------------------------------
AA  Bonds rated Aa are judged to be of high quality by all standards.
    Together with the Aaa group they comprise what are generally known as high grade bonds.
--------------------------------------------------------------------------------
A   Bonds rated A possess many favorable investment attributes and are generally considered as upper medium grade obligations.
--------------------------------------------------------------------------------
BAA Bonds rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
--------------------------------------------------------------------------------
BA  Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.
--------------------------------------------------------------------------------
B   Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------
CAA Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
--------------------------------------------------------------------------------
CA  Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-
    comings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STANDARD & POOR'S CORPORATION

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
--------------------------------------------------------------------------------
AA  Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.
--------------------------------------------------------------------------------
A   Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
--------------------------------------------------------------------------------
BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the
    A category.
--------------------------------------------------------------------------------
BB, B, CCC, CC
    Bonds rated BB, B, CCC, and CC are regarded on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
--------------------------------------------------------------------------------

PENN SERIES FUNDS, INC.
600 DRESHER ROAD, HORSHAM, PA 19044 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

This statement is not a prospectus but should be read in conjunction with the current prospectus of Penn Series Funds, Inc. ("Penn Series") dated May 1,
1997. To obtain the prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual"), Customer Service Group--H3F, Independence Square, Philadelphia, PA 19172. Or, you may call, toll free, 1-800-548-1119.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES......................................................  B-2
--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES.......................................  B-3
  Investments in Debt Securities...........................................  B-3
  Investments in Foreign Equity Securities.................................  B-5
  Investments in Smaller Companies.........................................  B-5
  Foreign Currency Transactions............................................  B-6
  Repurchase Agreements....................................................  B-7
  Lending of Portfolio Securities..........................................  B-7
  Illiquid Securities......................................................  B-8
  Warrants.................................................................  B-8
  When-Issued Securities...................................................  B-8
  The Quality Bond Fund's Policy Regarding Industry Concentration..........  B-9
  Options..................................................................  B-9
  Future Contracts......................................................... B-10
  Loan Participations and Assignments...................................... B-10
  Trade Claims............................................................. B-11
--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS.................................................... B-12
  Growth Equity Fund....................................................... B-12
  Value Equity Fund........................................................ B-13
  Small Capitalization Fund................................................ B-14
  Emerging Growth Fund..................................................... B-15
  Flexibly Managed Fund.................................................... B-15
  International Equity Fund................................................ B-16
  Quality Bond Fund........................................................ B-17
  High Yield Bond Fund..................................................... B-18
  Money Market Fund........................................................ B-19
--------------------------------------------------------------------------------
GENERAL INFORMATION........................................................ B-21
  Investment Advisory Services............................................. B-21
  Administrative and Corporate Services.................................... B-22
  Accounting Services...................................................... B-23
  Limitation on Fund Expenses.............................................. B-23
  Portfolio Transactions................................................... B-23
  Directors and Officers................................................... B-26
  Custodial Services....................................................... B-26
  Independent Accountants.................................................. B-27
  Legal Matters............................................................ B-27
  Net Asset Value of Shares................................................ B-27
  Ownership of Shares...................................................... B-28
--------------------------------------------------------------------------------
RATINGS OF COMMERCIAL PAPER................................................ B-28
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF PENN SERIES........................................ B-29
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS.......................................... B-30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES

Information in this Statement of Additional Information supplements the discussion in the Penn Series Prospectus regarding investment objectives, programs and restrictions of the nine Funds that comprise the Penn Series Funds, Inc. Unless otherwise specified, the investment policies and restrictions of the Funds are not fundamental policies. The operating policies of each Fund are subject to change by the Board of Directors without shareholder approval. Fundamental policies of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

  The investment objectives of the nine Funds are as follows. There is, of course, no assurance that these objectives will be achieved.

--------------------------------------------------------------------------------
GROWTH EQUITY       seeks long-term growth of capital and increase of
FUND                future income by investing primarily in common stocks
                    of well-established growth companies;
--------------------------------------------------------------------------------
VALUE EQUITY FUND   seeks to maximize total return (capital appreciation
                    and income) primarily by investing in equity
                    securities of companies believed to be undervalued
                    considering such factors as assets, earnings, growth
                    potential and cash flows;
--------------------------------------------------------------------------------
SMALL               seeks capital appreciation through investment in a
CAPITALIZATION      diversified portfolio of securities consisting
FUND                primarily of equity securities of companies with
                    market capitalizations of under $1 billion;
--------------------------------------------------------------------------------

EMERGING GROWTH     seeks capital appreciation by investing primarily in
FUND                common stocks of emerging growth companies with above-
                    average growth prospects;
--------------------------------------------------------------------------------
FLEXIBLY MANAGED    seeks to maximize total return (capital appreciation
FUND                and income) by investing in common stocks, other
                    equity securities, corporate debt securities, and/or
                    short-term reserves, in proportions considered
                    appropriate in light of the availability of
                    attractively valued individual securities and current
                    and expected economic and market conditions;
--------------------------------------------------------------------------------
INTERNATIONAL       seeks to maximize capital appreciation by investing in
EQUITY FUND         a carefully selected diversified portfolio consisting
                    primarily of equity securities. The investments will
                    consist principally of equity securities of European
                    and Pacific Basin countries.
--------------------------------------------------------------------------------
QUALITY BOND FUND   seeks the highest income over the long term consistent
                    with the preservation of principal by investing
                    primarily in marketable investment-grade debt
                    securities;
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HIGH YIELD BOND     seeks high current income by investing primarily in a
FUND                diversified portfolio of long-term high-yield/high
                    risk fixed income securities in the medium to lower
                    quality ranges; capital appreciation is a secondary
                    objective; SUCH SECURITIES, WHICH ARE COMMONLY
                    REFERRED TO AS "JUNK" BONDS, GENERALLY INVOLVE GREATER
                    RISKS OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER
                    RATED SECURITIES;
--------------------------------------------------------------------------------
MONEY MARKET FUND   seeks to preserve capital, maintain liquidity and
                    achieve the highest possible level of current income
                    consistent therewith, by investing in high quality
                    money market instruments; AN INVESTMENT IN THE FUND IS
                    NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT
                    AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE
                    ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                    SHARE.
--------------------------------------------------------------------------------

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SECURITIES AND INVESTMENT TECHNIQUES

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INVESTMENTS IN DEBT SECURITIES

  Debt securities in which one or more of the Funds may invest in include those described below.
  U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.
  U.S. GOVERNMENT AGENCY SECURITIES. The Funds may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; and the remainder are supported only by the credit of the instrumentality.
  LONG-TERM, MEDIUM TO LOWER QUALITY CORPORATE DEBT SECURITIES. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities of at least 10 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by Standard & Poor's Corporation ("Standard & Poor's") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are of equivalent quality as determined by the Fund's investment adviser. Other Funds may invest limited amounts in medium to lower quality corporate debt securities in accordance with their stated investment policies.
  INVESTMENT GRADE CORPORATE DEBT SECURITIES. The Quality Bond Fund will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by Standard & Poor's) or, if not rated, are of equivalent quality as determined by the Fund's investment adviser, Independence Capital Management, Inc.
  BANK OBLIGATIONS. The Funds may invest in certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.
  No Fund will invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation,
(ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.
  COMMERCIAL PAPER. The Funds may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs. The Money Market Fund will only invest in commercial paper which is rated A-2 or better by Standard & Poor's, Prime-2 or better by Moody's or, if not rated, is of equivalent quality as determined by the investment adviser, and further will invest only in instruments permitted under the SEC Rule 2a-7 which governs money market fund investing.
  CANADIAN GOVERNMENT SECURITIES. The Funds may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars. The Money Market Fund will not purchase any such security if, as a result, more than 10% of the value of its total assets would be invested in such securities.
  SAVINGS AND LOAN OBLIGATIONS. The Quality Bond, High Yield Bond, and Money Market Funds may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.
  No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 10% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.
  MUNICIPAL OBLIGATIONS. The Quality Bond and Value Equity Funds may invest in Municipal Obligations that meet the Fund's quality standards. The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.
  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
  Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by the adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.
  To the extent a Fund's assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.
  FOREIGN DEBT SECURITIES. Subject to the particular Fund's quality and maturity standards, the Quality Bond, High Yield Bond and Money Market Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar--denominated fixed-income securities principally traded in financial markets outside the United States.
  The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody's Investor Services, Inc. or BBB or higher by Standard and Poor's Corporation or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the adviser. The Value Equity Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.
  The Small Capitalization and Emerging Growth Funds may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.
  For information on risks involved in investing in foreign securities, see information on "INVESTMENT IN FOREIGN EQUITY SECURITIES" below.
  PRIME MONEY MARKET SECURITIES DEFINED. Prime money market securities include:
U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies' debt securities or affiliates' debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by Standard & Poor's, Aaa or Prime-1 by Moody's, or AAA by Fitch; commercial paper rated A-1 or better by Standard & Poor's, Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by Standard & Poor's, Moody's, or Fitch; short-term corporate debt securities rated AAA by Standard & Poor's, Moody's, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by Standard & Poor's, Moody's, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.
  COLLATERALIZED MORTGAGE OBLIGATIONS. The Quality Bond Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may also be less marketable than other securities.
  ASSET-BACKED SECURITIES. The Quality Bond and Money Market Funds may invest a portion of their assets in debt obligations known as "asset-backed securities." The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass through certificates" or "collateralized obligations."
  "Pass through certificates" are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.
  Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

  ZERO COUPON AND PAY-IN-KIND BONDS. The High Yield Bond Fund may invest in zero coupon and pay-in-kind bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

  Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIK's, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK's are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

  For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

--------------------------------------------------------------------------------

INVESTMENTS IN FOREIGN EQUITY SECURITIES

  The Growth Equity, Value Equity, Small Capitalization, Emerging Growth, Flexibly Managed, and International Equity Funds may invest in the equity securities of foreign issuers. The Growth Equity and Emerging Growth Funds currently intend to limit any such investment to not more than 30% of their respective assets, and the Value Equity, Small Capitalization and the Flexibly Managed Funds currently intend to limit any such investment to not more than 15% of their respective assets. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Because these Funds may invest in foreign securities, selection of these Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States).

--------------------------------------------------------------------------------

INVESTMENTS IN SMALLER COMPANIES

  The Small Capitalization and Emerging Growth Funds may invest a substantial portion of their assets in securities issued by smaller companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS

  The Growth Equity, Value Equity, Small Capitalization, Emerging Growth, International Equity and High Yield Bond Funds may enter into forward foreign currency exchange contracts as described below. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
  These Funds may enter into forward foreign currency exchange contracts only under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Second, when the adviser to one of these Funds believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The International Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such currency. In certain circumstances the adviser to the International Equity Fund may commit substantial portion of the portfolio to the consummation of forward contracts. The Growth Equity Fund, Value Equity, Small Capitalization Fund and High Yield Bond Fund do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Funds will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund's custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.
  At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.
  It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.
  If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
  It also should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.
  Although the International Equity Fund, Growth Equity Fund, Value Equity, Small Capitalization Fund and High Yield Bond Fund value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

  Each Fund, other than the Growth Equity Fund, may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. A Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of its total assets would then be invested in such repurchase agreements. The Quality Bond Fund will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by Standard & Poor's), or, if not rated, of equivalent investment quality as determined by Independence Capital. With the exception of the Money Market Fund, the underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the investment adviser. In the case of the Money Market Fund, the underlying security must be rated within the top credit category or, if not rated, must be of comparable investment quality as determined by the investment adviser and the repurchase agreement must meet the other quality and diversification standards of Rule 2a-7 under the Investment Company Act of 1940. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book- entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

--------------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. This policy is a fundamental policy for all the Funds. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities on five business days' notice. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

  Each Fund, other than the Growth Equity and Money Market Funds, may invest up to 10% of its net assets in illiquid securities. The Growth Equity Fund may invest up to 5% of its total assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the Fund has them. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements with a maturity of greater than seven days are considered illiquid. The Money Market Fund may invest up to 10% of its total assets in only the following illiquid securities: repurchase agreements with a maturity of greater than seven days, and illiquid obligations of small banks and savings and loan associations.
  The Funds may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund's treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 10% test continues to be satisfied.

--------------------------------------------------------------------------------
WARRANTS

  The Funds, other than the Growth Equity Fund, may invest in warrants; however, not more than 5% of a Fund's assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5% not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES

  The Value Equity Fund, Small Capitalization Fund, Quality Bond Fund, Flexibly Managed Fund and High Yield Bond Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund's purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

--------------------------------------------------------------------------------
THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION

  When the market for corporate debt securities is dominated by issues in the gas utility, gas transmission utility, electric utility, telephone utility, or petroleum industries, the Quality Bond Fund will as a matter of fundamental policy concentrate 25% or more, but not more than 50% of its assets, in any one such industry, if the Fund has cash for such investment (i.e., will not sell portfolio securities to raise cash) and, if in Independence Capital Management's judgment, the return available and the marketability, quality, and availability of the debt securities of such industry justifies such concentration in light of the Fund's investment objective. Domination would exist with respect to any one such industry, when, in the preceding 30-day period, more than 25% of all new-issue corporate debt offering (within the four highest grades of Moody's or S&P and with maturities of 10 years or less) of $25,000,000 or more consisted of issues in such industry. Although the Fund will normally purchase corporate debt securities in the secondary market as opposed to new offerings, Independence Capital Management believes that the new issue-based dominance standard, as defined above, is appropriate because it is easily determined and represents an accurate correlation to the secondary market. Investors should understand that concentration in any industry may result in increased risk. Investments in any of these industries may be affected by environmental conditions, energy conservation programs, fuel shortages, difficulty in obtaining adequate return on capital in financing operations and large construction programs, and the ability of the capital markets to absorb debt issues. In addition, it is possible that the public service commissions which have jurisdiction over these industries may not grant future increases in rates sufficient to offset increases in operating expenses. These industries also face numerous legislative and regulatory uncertainties at both federal and state government levels. Independence Capital Management believes that any risk to the Fund which might result from concentration in any industry will be minimized by the Fund's practice of diversifying its investments in other respects. The Quality Bond Fund's policy with respect to industry concentration is a fundamental policy. See INVESTMENT RESTRICTIONS below.

--------------------------------------------------------------------------------
OPTIONS

  Each Fund, other than the Money Market Fund, may write covered calls and buy put options on its portfolio securities and purchase call or put options on securities indices. The High Yield Bond Fund may engage in other options transactions described in INVESTMENT RESTRICTIONS below, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark.
  Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, more risky than an investment in the underlying securities themselves.
  A Fund will write call options only if they are "covered." This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to the fluctuating market value of the optioned securities.
  There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

--------------------------------------------------------------------------------
FUTURE CONTRACTS

  Each Fund, other than the Money Market Fund, may invest in futures contracts and options thereon (interest rate futures contracts or stock index futures contracts, as applicable), in accordance with each Fund's individual restrictions on futures contracts set forth under INVESTMENT RESTRICTIONS below. Such futures contracts would not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments or to provide an efficient means of regulating its exposure to the market. To enter into a futures contract, a Fund must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Initial margin on futures contracts is in the nature of a performance bond or good faith deposit. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying index or instrument fluctuates, making the long and short positions in the futures contracts more or less valuable.
  Successful use of futures by a Fund is subject, first, to the investment adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.
  Even if the investment adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the investment adviser's judgment, have a significant correlation with movements in the prices of all or portions of the Fund's portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the investment adviser had correctly predicted the general movement of the market.
  A Fund which engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.
  The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
  Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

--------------------------------------------------------------------------------
LOAN PARTICIPATIONS AND ASSIGNMENTS

  The High Yield Bond Fund may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.
  The loan participations in which the High Yield Bond Fund will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.
  Because the High Yield Bond Fund is allowed to purchase debt securities, including debt securities at private placement, the Fund will treat loan participations as securities and not subject to its fundamental investment restriction prohibiting the Fund from making loans.
  There is not a recognizable, liquid public market for the loan participations. Hence, the High Yield Bond Fund would consider loan participations as illiquid securities and subject them to the Fund's restriction on investing no more than 10% of assets in securities for which there is no readily available market. The Fund would initially impose a limit of no more than 5% of total assets in illiquid loan participations.
  Where required by applicable SEC positions, the Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.
  Various service fees received by the High Yield Bond Fund from loan participations, may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

--------------------------------------------------------------------------------
TRADE CLAIMS

  The High Yield Bond may invest up to 5% of its total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business-, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.
  Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.
  Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of both a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.
  As noted above, investing in trade claims does carry some unique risks which include:
  ESTABLISHING THE AMOUNT OF THE CLAIM. Frequently, the supplier's estimate of its receivable will differ from the customer's estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.
  DEFENSES TO CLAIMS. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefitted the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.
  DOCUMENTATION/INDEMNIFICATION. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller's credit.

  VOLATILE PRICING DUE TO ILLIQUID MARKET. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. All trade claims would be considered illiquid investments.
  NO CURRENT YIELD/ULTIMATE RECOVERY. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.
  TAX ISSUE. Although the issue is not free from doubt, it is likely that trade claims would be treated as nonsecurities investments. As a result, any gains would be considered "non-qualifying" under the Internal Revenue Code. The High Yield Bond Fund may have up to 10% of its gross income (including capital gains) derived from non-qualifying sources.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

Except as otherwise specified, the investment restrictions described below have been adopted as fundamental policies of the eight respective Funds. Fundamental policies may not be changed without the approval of the lesser of (1) 67% of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. Operating policies are subject to change by Penn Series' Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Fund.

--------------------------------------------------------------------------------
GROWTH EQUITY FUND

  Investment restrictions (1) through (14) and (20) through (22) described below have been adopted by the Growth Equity Fund and are fundamental policies, except as otherwise indicated. Restrictions (15) through (19) are operating policies which are subject to change by the Board of Directors without shareholder approval.
  The Fund may not: (1) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. Purchase any securities which would cause more than 5% of its total assets at the time of such purchase to be invested in the securities of any issuer, except for securities issued or guaranteed by the U.S. Government; (2) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. Purchase any securities which would cause the Fund at the time of such purchase to own more than 10% of the outstanding securities of any class of any issuer; (3) UNSEASONED ISSUERS. Purchase the securities of any issuer engaged in continuous operation for less than three years; (4) INDUSTRY CONCENTRATION. Purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry; (5) REAL ESTATE. Purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate; (6) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (22) below; (7) INVESTMENT COMPANIES. Acquire the securities of any investment company, except securities purchased in regular transactions in the open market or acquired pursuant to a plan of merger or consolidation (to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder); (8) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to (22) below; (9) LOANS. Make loans, except that it may (i) acquire publicly distributed bonds, debentures, notes, and other debt securities, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (10) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on such borrowings will reduce net investment income. The Fund may also enter into futures contracts as set forth in (22) below; (11) UNDERWRITING. Act as an underwriter of securities, except insofar as it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon disposition of certain securities; (12) SECURITIES OF ADVISER. Purchase or retain the securities of its investment adviser, or of any corporation of which any officer, director, or member of the investment committee of the investment adviser is a director; (13) ALLOCATION OF PRINCIPAL BUSINESS TO OFFICERS AND DIRECTORS. Deal with any of its officers or directors, or with any firm of which any of its officers or directors is a member, as principal in the purchase or sale of portfolio securities; (14) ALLOCATION OF BROKERAGE BUSINESS TO ADVISER. Pay commissions on portfolio transactions to its investment adviser or to any officer or director of its investment adviser;
(15) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (16) RESTRICTED AND ILLIQUID SECURITIES. Purchase any securities which wold cause more than 5% of its total assets at the time of such purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933, or are otherwise illiquid or not readily marketable;
(17) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options; (18) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (19) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if those officers or directors of Penn Series, or of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (20) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Growth Equity Fund, except (i) as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (21) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (22) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or
(ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

--------------------------------------------------------------------------------
VALUE EQUITY FUND

  Investment restrictions (1), (2), (3), (5), (7) through (11), (14), and (15)
are fundamental policies of the Value Equity Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.
  The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (D) UNSEASONED ISSUERS. More than 5% of the value of the Value Equity Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in (a) securities with legal or contractual restrictions on resale; (b) repurchase agreements maturing in more than seven (7) days; and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (15) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (15) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrowings will reduce net investment income; the Fund may also enter into futures contracts as set forth in (15) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts;
(11) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with he purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers and directors of Penn Series, and of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (14) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (15) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

--------------------------------------------------------------------------------
SMALL CAPITALIZATION FUND

  Investment restrictions (1) through (9) are fundamental policies of the Small Capitalization Fund, except as otherwise indicated. Restrictions (10) through
(15) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.
  The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY CONCENTRATION. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) COMMODITIES. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon;
(5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction 7 above, or lending portfolio securities in accordance with restriction 6 above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or any officer or director of the Adviser, owns more than .5% of the outstanding securities of such issuer, and such officers and directors who own more than
 .5% own in the aggregate more than 5% of the such securities; (12) OIL AND GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (13) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in illiquid securities; (14) SHORT SALES. Effect short sales of securities, except short sales "against the box;"
(15) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings (including reverse repurchase agreements) financial options and other hedging activities.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

  Investment restrictions (1) through (9) are fundamental policies of the Small Capitalization Fund, except as otherwise indicated. Restrictions (10) through
(15) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.
  The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY CONCENTRATION. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) COMMODITIES. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon;
(5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction 7 above, or lending portfolio securities in accordance with restriction 6 above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or any officer or director of the Adviser, owns more than .5% of the outstanding securities of such issuer, and such officers and directors who own more than
 .5% own in the aggregate more than 5% of the such securities; (12) OIL AND GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (13) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in illiquid securities; (14) SHORT SALES. Effect short sales of securities, except short sales "against the box;"
(15) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings (including reverse repurchase agreements) financial options and other hedging activities.

--------------------------------------------------------------------------------
FLEXIBLY MANAGED FUND

  Investment restrictions (1), (2), (3), (5), (7) through (11), (14), and (15)
are fundamental policies of the Flexibly Managed Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.
  The Flexibly Managed Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. With respect to 75% of the Fund's assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the value of the Fund's total assets would be invested in: (a) securities with legal or contractual restrictions on resale; (b) repurchase agreements maturing in more than seven (7) days; and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts, subject to (15) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to (15) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. The Fund may enter into futures contracts as set forth in (15) below; (10) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in conection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers and directors of the Penn Series, and of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (14) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (15) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

  Investment restrictions (1), (2), (3), (5), (7) through (11), (14), and (15)
are fundamental policies of the International Equity Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.
  The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in (a) securities with legal or contractual restrictions on resale; (b) repurchase agreements maturing in more than seven (7) days; and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (15) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (15) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. The Fund may also enter into futures contracts as set forth in (15) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with he purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers and directors of Penn Series, and of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (14) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (15) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market at the time of entering into the contract) or
(ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

--------------------------------------------------------------------------------
QUALITY BOND FUND

  Investment restrictions (1), (2), (4) through (9), (14) and (15) have been adopted by the Quality Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3) and (10) through (13) are operating policies subject to change by the Board of Directors without shareholder approval.
  The Fund may not (1) purchase a security if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities; (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that the Fund will invest 25% or more of its assets, but not more than 50%, in any one of the gas utility, gas transmission utility, electric utility, telephone utility, and petroleum industries under certain circumstances (see THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION above), but this limitation does not apply to bank certificates of deposit; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities (taken at cost) of issuers which at the time of purchase had been in operation less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of the issuer) and in equity securities which are not readily marketable for reasons other than restrictions against sale to the public without registration under the Securities Act of 1933; (E) RESTRICTED SECURITIES. More than 10% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale; or (F) WARRANTS. More than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; (2) REAL ESTATE. Purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate); (3) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) COMMODITIES. Purchase or sell commodities or commodity contracts, except that the Fund may enter into interest rate futures contracts, subject to (15) below; (5) SHORT SALES AND PURCHASES ON MARGIN. Purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to (15) below; (6) LOANS. Make loans (although it may acquire publicly-distributed bonds, debentures, notes, and other debt securities, may enter into repurchase agreements, may lend portfolio securities, and may purchase debt securities at private placement within the limits imposed above on the acquisition of restricted securities); (7) BORROWING. Borrow money, except the Fund may (i) borrow money for temporary administrative purposes and then only in amounts not exceeding the lesser of 10% of its total assets valued at cost, or 5% of its total assets valued at market and, in any event, only if immediately thereafter there is an asset coverage of at least 300%, and (ii) enter into interest rate futures contracts;
(8) MORTGAGING. Mortgage, pledge, or hypothecate securities, except (i) in connection with permissible borrowings where the market value of the securities mortgaged, pledged, or hypothecated does not exceed 15% of the Fund's assets taken at cost; provided, however, that as a matter of operating policy, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, taken at market, in order to comply with certain state investment restrictions, and (ii) interest rate futures contracts; (9) UNDERWRITING. Act as an underwriter of securities, except insofar as it might be deemed to be such for purposes of the Securities Act of 1933 upon the disposition of certain portfolio securities acquired within the limitations of restriction (e) above;
(10) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers or directors of Penn Series, or of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (11) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (12) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except the Fun reserves the right to write covered call options and purchase put and call options; (13) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;
(14) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (15) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

  Investment restrictions (1) through (4), (6), (8) through (12), and (16) through (17) have been adopted by the High Yield Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (5), (7), (13) through
(15), and (18) through (20) are operating policies subject to change by the Board of Directors without shareholder approval.
  The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) EQUITY SECURITIES. Invest more than 20% of the Fund's total assets in common stocks (including up to 5% in warrants); (3) RESTRICTED OR ILLIQUID SECURITIES. Invest more than 10% of the value of its total assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (5) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940; (6) COMMODITIES. Purchase or sell commodities or commodity contracts, except that it may enter into interest rate futures contracts, subject to (17) below; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs; (8) PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts, subject to
(17) below; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly-distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (10) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income; the Fund may enter into interest rate futures contracts as set forth in (17) below; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into interest rate futures contracts; (12) UNDERWRITING. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers and directors of Penn Series, and of its investment manager, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (15) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information; (16) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; (17) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon; (18) PURCHASES WHEN BORROWINGS OUTSTANDING. Purchase additional securities when money borrowed exceeds 5% of the Fund's total assets; (19) SHORT SALES. Effect short sales of securities; or (20) WARRANTS. Invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

--------------------------------------------------------------------------------
MONEY MARKET FUND

  Investment restrictions (1) through (4), (6), (8) through (12), and (16) described below have been adopted by the Money Market Fund and are fundamental policies, except as otherwise indicated. Restrictions (5), (7), and (13) through (15) are operating policies subject to change by the Board of Directors without shareholder approval.

  The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers' acceptances; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) EQUITY SECURITIES. Purchase any common stocks or other equity securities, or securities convertible into equity securities; (3) RESTRICTED OR ILLIQUID SECURITIES. Purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 10% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (5) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (6) COMMODITIES. Purchase or sell commodities or commodity contracts; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (8) PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (10) BORROWING. Borrow money, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; (12) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; (13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers and directors of Penn Series, and of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (15) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof; or (16) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities.
  In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the Investment Company Act of 1940. See "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET FUND" in the prospectus for certain of the restrictions contained in the Rule.

--------------------------------------------------------------------------------
GENERAL INFORMATION

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES

  PRICE ASSOCIATES. On March 1, 1987, T. Rowe Price Associates ("Price Associates") began serving as the investment adviser of Penn Series, Price Associates provides the Flexibly Managed and High Yield Bond Funds with discretionary investment services. Specifically, Price Associates is responsible for supervising and directing the investments of the Flexibly Managed and High Yield Bond Funds in accordance with each Fund's investment objectives, programs, and restrictions as described in the Penn Series prospectus and this Statement of Additional Information. Price Associates is also responsible for effecting all security transactions on behalf of the Flexibly Managed and High Yield Bond Funds, including the allocation of portfolio brokerage and the negotiation of commissions, as well as the selection of dealers with whom securities transactions are effected. Price Associates provided these investment advisory services under the Original Advisory Agreement.

  The Flexibly Managed and High Yield Bond Funds each pay Price Associates, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the annual rate of 0.50%.

  INDEPENDENCE CAPITAL MANAGEMENT. Independence Capital Management, Inc. ("Independence Capital Management") began serving as the investment adviser to the Growth Equity, Quality Bond and Money Market Funds of Penn Series on November 1, 1992. Independence Capital Management is responsible for supervising and directing the investments of the Funds in accordance with each Fund's investment objectives, programs, and restrictions as described in the Penn Series prospectus and statement of additional information. Independence Capital Management is also responsible for effecting all securities transactions on behalf of the Growth Equity, Quality Bond and Money Market Funds, including the allocation of portfolio brokerage and the negotiation of commissions, as well as the selection of dealers with whom securities transactions are effected.

  The Growth Equity, Quality Bond and Money Market Funds each pay Independence Capital Management, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the following annual rates: Growth Equity Fund, 0.50%; Quality Bond Fund, 0.45%; Money Market Fund, 0.40%. These rates are reduced by 0.05% (five basis points) for the assets of each Fund over $100 million.

  Independence Capital Management is also the investment adviser to Penn Series' newest Fund, the Emerging Growth Fund. Independence Capital Management has entered into an investment sub-advisory agreement with Robertson Stephens Investment Management, Inc. ("Robertson Stephens"), under which Robertson Stephens manages the investments of the Fund on a day-to-day basis. Independence Capital Management will oversee and monitor Robertson Stephens and will provide the Board of Directors with information and analyses on investment decisions and results.

  The Emerging Markets Fund pays Independence Capital Management, on a monthly basis, an advisory fee based on the average daily net assets of the Fund. The advisory fee is paid at the following rates: (i) 0.80% of the first $25,000,000 of average daily net assets of the Fund; (ii) 0.75% of the next $25,000,000 of average daily net assets of the Fund; and (iii) 0.70% of average daily net assets of the Fund in excess of $50,000,000.

  OPCAP ADVISORS. OpCap Advisors ("OpCap Advisors") (formerly Quest for Value Advisors), a general partnership of which Oppenheimer Capital, Inc. holds a 99% interest, began serving as the investment adviser to the Value Equity Fund on November 1, 1992 and investment adviser to the Small Capitalization Fund on March 1, 1995. OpCap Advisors provides the Value Equity and Small Capitalization Funds with discretionary investment services. OpCap Advisors is responsible for supervising and directing the investments of the Funds in accordance each Fund's investment objectives, programs, and restrictions as described in the Penn Series prospectus and Statement of Additional Information. OpCap Advisors is also responsible for effecting all securities transactions on behalf of the Funds, including the allocation of portfolio brokerage and the negotiation of commissions, as well as the selection of dealers with whom securities transactions are effected.

  The Value Equity and the Small Capitalization Funds pay OpCap Advisors, on a monthly basis, advisory fees based on the average daily net assets of each Fund at the annual rate of 0.50%.

  VONTOBEL. Vontobel USA, Inc. ("Vontobel"), a wholly-owned subsidiary of Vontobel Holding Ltd., began serving as the investment adviser to the International Equity Fund on November 1, 1992. Vontobel provides the International Equity Fund with discretionary investment services. Vontobel is responsible for supervising and directing the investments of the International Equity Fund in accordance with the Fund's investment objectives, programs, and restrictions as described in the Penn Series prospectus and Statement of Additional Information. Vontobel is also responsible for effecting all securities transactions on behalf of the International Equity Fund, including the allocation of portfolio brokerage and the negotiation of commissions, as well as the selection of dealers with whom securities transactions are effected.

  The International Equity Fund pays Vontobel, on a monthly basis, an advisory fee based on the average daily net assets of the Fund at the annual rate of 0.75%.

  ROBERTSON STEPHENS. Robertson Stephens Investment Management, Inc. is sub-adviser to the Emerging Markets Fund under an investment sub-advisory agreement entered into by Independence Capital Management and Robertson Stephens on April 15, 1997. Robertson Stephens is responsible for investing the assets of the Emerging Markets Fund in accordance each Fund's investment objectives, programs, and restrictions, as described in the Penn Series prospectus and statement of additional information. Robertson Stephens is also responsible for effecting all securities transactions on behalf of the Emerging Markets Fund, including the allocation of portfolio brokerage and the negotiation of commissions, as well as the selection of dealers with whom securities transactions are effected.

  Independence Capital Management pays Robertson Stephens, on a monthly basis, a sub-advisory fee based on the average daily net assets of the Fund. The sub-advisory fee is paid at the following rates: (i) 0.70% of the first $25,000,000 of average daily net assets of the Fund; (ii) 0.65% of the next $25,000,000 of average daily net assets of the Fund; and (iii) 0.60% of average daily net assets of the Fund in excess of $50,000,000.

  For 1996, 1995, and 1994, the advisory fees paid by the Funds then in existence were as follows:

   FUND                          1996       1995      1994
  ----------------------------------------------------------
   Growth Equity Fund         $  494,636 $  400,482 $362,851
  ----------------------------------------------------------
   Value Equity Fund             800,404    523,127  374,544
  ----------------------------------------------------------
   Small Capitalization Fund      51,982     12,149      N/A
  ----------------------------------------------------------
   Flexibly Managed Fund       1,645,769  1,090,740  708,525
  ----------------------------------------------------------
   International Equity Fund     646,040    462,151  399,983
  ----------------------------------------------------------
   Quality Bond Fund             175,993    138,201  129,372
  ----------------------------------------------------------
   High Yield Bond Fund          196,230    170,581  177,564
  ----------------------------------------------------------
   Money Market Fund             119,842     67,864   48,738
  ----------------------------------------------------------

  In 1996, the advisory fee allocated to the Small Capitalization Fund is after voluntary fee Waivers of $7,964. In 1995, the advisory fees allocated to the Growth Equity and Quality Bond Funds are after voluntary fee waivers of 44,498 and 17,275, respectively. In 1994, the advisory fees allocated to the Growth Equity and Quality Bond Funds are after voluntary fee waivers of $40,332 and $16,172, respectively. In 1995 and 1994, the advisory fees allocated to the Money Market Fund are after expense waivers and voluntary fee waivers of $9,700, and $8,795, respectively.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND CORPORATE SERVICES

  On March 1, 1987, Penn Mutual began serving as the administrative and corporate services agent for Penn Series, pursuant to the Original Administrative and Corporate Services Agreement. On February 27, 1989, the Board of Penn Series, including a majority of directors who were not interested persons of Penn Series, approved the current Administrative and Corporate Services Agreement with Penn Mutual. The current Agreement was approved by shareholders in accordance with instructions from contract owners and payees at their 1989 Annual Meeting on April 27, 1989, and on May 1, 1989, the Original Administrative Services Agreement terminated and the current Agreement became effective. The current Agreement, as amended and restated, was approved by the shareholders on October 15, 1992. As administrative and corporate services agent, Penn Mutual receives a fee equal to the annual rate of 0.15% of each Fund's average daily net assets and provides a variety of services including:
(a) the maintenance of records pertaining to Penn Series' affairs, except those that are required to be maintained by Penn Series' investment adviser, accounting services agent, custodian, or transfer agent; (b) the preparation of certain filings, reports and proxy statements required by the federal securities laws; (c) the preparation of Penn Series' federal and state tax returns and any other filings required for tax purposes other than those required to be made by Penn Series' custodian, transfer agent, accounting services agent, or investment adviser; (d) such services as Penn Series' Board of Directors may require in connection with its oversight of Penn Series' investment adviser, accounting services agent, custodian, or transfer agent, including the periodic collection and presentation of data concerning the investment performance of Penn Series' various investment portfolios; (e) the organization of all meetings of Penn Series' Board of Directors; (f) the organization of all meetings of Penn Series' shareholders; (g) the collection and presentation of any financial or other data required by Penn Series' Board of Directors, accountants, or counsel; and (h) the preparation and negotiation of any amendments to, or substitutes for, the present agreements with Penn Series' investment adviser, accounting services agent, custodian, or transfer agent. Penn Mutual also bears certain expenses in connection with the services it renders as administrative and corporate services agent, including all rent and other expense involved in the provision of office space for Penn Series and in connection with Penn Mutual's performance of its services as administrative and corporate services agent.

  For 1996, 1995, and 1994 the administrative fees paid for each of the Funds then in existence were as follows:

   FUND                         1996     1995     1994
  ------------------------------------------------------
   Growth Equity Fund         $149,014 $133,494 $120,951
  ------------------------------------------------------
   Value Equity Fund           240,121  157,021  112,363
  ------------------------------------------------------
   Small Capitalization Fund    15,135    3,644      N/A
  ------------------------------------------------------
   Flexibly Managed Fund       493,731  327,756  212,558
  ------------------------------------------------------
   International Equity Fund   129,460   92,430   79,997
  ------------------------------------------------------
   Quality Bond Fund            58,663   51,238   48,515
  ------------------------------------------------------
   High Yield Bond Fund         58,869   51,240   53,078
  ------------------------------------------------------
   Money Market Fund            45,111   29,059   21,607
  ------------------------------------------------------

--------------------------------------------------------------------------------
ACCOUNTING SERVICES

  On May 1, 1989, PFPC Inc. ("PFPC") began serving as the accounting services agent for Penn Series. In that capacity, PFPC provides certain accounting and related services to Penn Series, including: (a) the maintenance for each Fund of a daily trial balance, general ledger, subsidiary records, capital stock accounts (other than those maintained by the transfer agent for Penn Series), investment ledger and all other books, accounts and other documents which Penn Series is required to maintain and keep current pursuant to Rule 31a-1(a) and
(b) under the 1940 Act (other than those documents listed in subparagraph (4) of Rule 31a-1(b)); (b) the daily valuation of the securities held by, and the net asset value per share of, each Fund; (c) the preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the Securities and Exchange Commission and other Federal and state regulatory agencies; and (d) the maintenance for each Fund of all records that may reasonably be required in connection with the audits of such Fund. The fee for the accounting services is based on a predetermined percentage of daily average net assets of each fund.

  For 1996, 1995, and 1994, the accounting fees paid for each of the Funds then in existence were as follows:

   FUND                         1996     1995    1994
  -----------------------------------------------------
   Growth Equity Fund         $ 74,103 $ 67,062 $53,461
  -----------------------------------------------------
   Value Equity Fund           105,040   76,467  49,983
  -----------------------------------------------------
   Flexibly Managed Fund       182,975  133,697  87,573
  -----------------------------------------------------
   International Equity Fund    73,307   52,431  40,146
  -----------------------------------------------------
   Quality Bond Fund            29,335   27,616  23,829
  -----------------------------------------------------
   High Yield Bond Fund         29,453   27,418  24,571
  -----------------------------------------------------
   Small Capitalization Fund    27,268    8,559     N/A
  -----------------------------------------------------
   Money Market Fund            22,555   14,917   9,728
  -----------------------------------------------------

--------------------------------------------------------------------------------
LIMITATION ON FUND EXPENSES

  See "EXPENSES AND LIMITATIONS THEREON" in the Prospectus for information on limitations on expenses of the Funds.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS

  Decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund that makes up Penn Series are made by the respective investment adviser of that Fund. Each Fund's adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.
  In purchasing and selling portfolio securities, the policies of the investment advisers are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the investment advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the adviser or the Fund.
  Any of the investment advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.
  The investment advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

  With regard to payment of brokerage commissions, the investment advisers to the Flexibly Managed, High Yield, International Equity and Emerging Growth Funds have adopted brokerage allocation policies embodying the concepts of
Section 28(e) of the Securities Exchange Act of 1934, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to the advisers by or through brokers and dealers. With respect to the Flexibly Managed and High Yield Bond Funds, the adviser may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

  In allocating to brokers purchase and sale orders for portfolio securities of the Growth Equity, Value Equity, Small Capitalization, Emerging Growth, International Equity and Quality Bond Funds, the investment advisers may take into account the sale of Penn Mutual variable annuity contracts and variable life insurance policies that invest in those Funds. Before brokerage business may be directed on the basis of those sales, the investment adviser must be satisfied that the quality of the transaction and commission payable are comparable to what they would have been had other qualified brokers been selected to execute the transaction.
  In allocating brokerage for the Flexibly Managed Fund and the High Yield Bond Fund, Price Associates annually assesses the contribution of the brokerage and research services provided by broker-dealers, and allocates a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. Price Associates cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, net prices and commissions are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, Price Associates receives research services it might otherwise have had to perform for itself. The research services provided by broker-dealers can be useful to Price Associates in serving the Funds, as well as its other clients.

  For the years ended 1996, 1995, and 1994, the total brokerage commissions paid by the Growth Equity Fund, including the discounts received by securities dealers in connection with underwritings, were $641,514, $522,493 and $526,265, respectively. During 1996, the adviser directed transactions of $258,175,642 (with related commissions of $577,362) to brokers who provided research services.

  For the years ended 1996, 1995, and 1994, the total brokerage commissions paid by the Value Equity Fund, including discounts received by securities dealers in connection with underwritings, were $119,775, $98,671, and $76,523, respectively. During 1996, the adviser directed transactions of $18,399,268 (with related commissions of $22,470) to brokers who provided research services.

  For the years ended 1996, 1995, and 1994 the total brokerage commissions paid by the Flexibly Managed Fund, including the discounts received by securities dealers in connection with underwritings, were $323,511, $221,716, and $186,948, respectively. During 1996, the adviser directed transactions of $1,282,345,533, (with related commissions of $253,463) to brokers who provided research services.

  For 1996, 1995, and 1994, the total brokerage commissions paid by the International Equity Fund including the discounts received by the securities dealers in connection with underwritings, were $282,591, $280,461 and $110,471, respectively. During 1996, the adviser directed transactions of $26,696,352 (with related commissions of $66,309) to brokers who provided research services.

  For 1996 and the period March 1, 1995 (commencement of operations) through December 31, 1995, the total brokerage commissions paid by the Small Capitalization Fund, including the discounts received by the Securities division in connection with underwritings, were $28,271 and $14,492, respectively. During 1996, the adviser directed transactions of $1,032,422 (with related commissions of $2,646) to brokers who provided research services.

  For the years 1996, 1995, and 1994 the Quality Bond Fund engaged in portfolio transactions involving broker-dealers totaling $838,148,194, $458,184,878, and $304,773,718, respectively. For the years 1996, 1995, and 1994, the High Yield Bond Fund engaged in portfolio transactions involving broker-dealers totaling $263,291,031, $236,641,374, and $65,037,000, respectively, and the Money Market
Fund engaged in portfolio transactions involving broker-dealers totaling $329,947,899, $138,010,705 and $105,398,321, respectively. The entire amounts for each of these years represented principal transactions as to which the Funds have no knowledge of the profits or losses realized by the respective broker-dealers. Of all such portfolio transactions, none were placed with firms which provided research, statistical, or other services to the Funds or its adviser.
  Some of the investment advisers' other clients have investment objectives and programs similar to those of the Funds. An investment adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is each of the investment advisers' policy not to favor one client over another in making recommendations or in placing orders. If two or more of an investment adviser's clients are purchasing a given security at the same time from the same broker-dealer, the investment adviser will average the price of the transactions and allocate the average among the clients participating in the transaction. In addition, Price Associates has established a general investment policy that it will ordinarily not make additional purchases of a common stock for its clients (including the Penn Series) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.
  Price Associates may place orders for portfolio transactions with broker-dealers through the same trading desk of T. Rowe Price used for portfolio transactions in domestic securities. The trading desks access brokers and dealers in various markets in which the Fund's foreign securities are located. These brokers and dealers may include certain affiliates of Robert Fleming Holdings Limited ("Robert Fleming Holdings"), and Jardine Fleming Group Limited ("JFG"), persons directly related to Price Associates. Robert Fleming Holdings, through Copthall Overseas Limited, a wholly-owned subsidiary, owns 25% of the common stock of Rowe Price-Fleming International, Inc. ("RPFI"), an investment adviser registered under the Investment Advisers Act of 1940. Fifty percent of the common stock of RPFI is owned by TRP Finance, Inc., a wholly-owned subsidiary of Price Associates, and the remaining 25% is owned by Jardine Fleming Holdings Limited, a subsidiary of JFG. JFG is 50% owned by RFH and 50% owned by Jardine Matheson Holdings Limited. Orders for the Fund's portfolio transactions placed with affiliates of RFH and JFG will result in commissions being received by such affiliates.
  Price Associates is authorized to utilize certain affiliates of RHL and JFG in the capacity of a broker in connection with the execution of portfolio transactions, provided that Price Associates believes that doing so will result in an economic advantage (in the form of lower execution costs or otherwise) being obtained for the Fund. Such affiliates include, but are not limited to, Jardine Fleming Securities Limited ("JFS"), a wholly-owned subsidiary of JFG, Robert Fleming & Co. Limited, Jardine Fleming Australia Securities Limited, and Robert Fleming, Inc. (a New York brokerage firm). Other affiliates of RFN and JFG may also be used. Although Price Associates does not believe that the Fund's use of these brokers would be subject to Section 17(e) of the Investment Company Act of 1940, it has agreed that the procedures set forth in Rule 17(a)(1) under that Act will be followed when using such brokers.
  Price Associates placed no portfolio transactions with, and paid no brokerage commissions to these broker-dealers during the past three years.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

  The directors and principal officers of Penn Series, their business addresses and principal occupations during the past five years are set forth in the following table.

                         POSITION WITH  PRINCIPAL OCCUPATION
 NAME AND ADDRESS        PENN SERIES    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Eugene Bay              Director       Senior Pastor, Bryn Mawr Presbyterian
 121 Fishers Road                       Church, Bryn Mawr, PA
 Bryn Mawr, PA 19010
-------------------------------------------------------------------------------
                         Director       Retired: Vice President and Director,
 James S. Greene                        International Raw Materials, Inc.,
 1220 Round Hill Road                   Philadelphia, PA (commodities trading),
 Bryn Mawr, PA 19010                    prior to September 1990.
-------------------------------------------------------------------------------
 L. Stockton Illoway*    President      Senior Vice President, Marketing and
 600 Dresher Road        and Director   Field Sales Support (since       ),
 Horsham, PA 19044                      Senior Vice President, Pension and
                                        Annuity (December 1993-        ) Senior
                                        Vice President, Individual Retirement
                                        Investment Service (September 1993 to
                                        December 1993), Regional Vice President
                                        (prior thereto), The Penn Mutual Life
                                        Insurance Company.
-------------------------------------------------------------------------------
 Richard J. Liburdi*     Director       Senior Vice President, Career Agency
 600 Dresher Road                       System (since         ), Senior Vice
 Horsham, PA 19044                      President, Insurance and Life Sales (
                                        December 1990-        ), Vice
                                        President, Group Annuities (November
                                        1988 to December 1990), Assistant Vice
                                        President (prior thereto), The Penn
                                        Mutual Life Insurance Company.
-------------------------------------------------------------------------------
                         Director       Retired; Adviser (since April 1988),
 William H. Loesche, Jr.                Director (prior thereto), Keystone
 838 Black Rock Road                    Insurance Company and Keystone
 Gladwyn, PA 19083                      Automobile Club, Philadelphia, PA.
-------------------------------------------------------------------------------
                         Director       President, M. Donald Wright
                                        Professional Corporation, Bryn Mawr, PA
                                        (financial planning and consulting);
 M. Donald Wright                       Director, Graduate School of Financial
 100 Chetwynd Drive                     Services, The American College, since
 Rosemont, PA 19010                     April 1991.
-------------------------------------------------------------------------------
 Richard F. Plush        Vice President Vice President, The Penn Mutual Life
 600 Dresher Road                       Insurance Company.
 Horsham, PA 19044
-------------------------------------------------------------------------------
 James B. McElwain       Executive      Assistant Vice President, Investment
 600 Dresher Road        Vice President Sales Operations (since         ),
 Horsham, PA 19044                      Assistant Vice President, Retirement
                                        and Investment Sales Operation, The
                                        Penn Mutual Life Insurance Company,
                                        (November 1991-        ), National
                                        Director of Marketing, Asset Management
                                        Sales, The Metropolitan Life Insurance
                                        Company, prior thereto.
-------------------------------------------------------------------------------
                         Secretary      Attorney, Morgan, Lewis & Bockius LLP,
                                        Philadelphia, PA, since January 1996;
 C. Ronald Rubley                       Associate General Counsel, The Penn
 2000 One Logan Square                  Mutual Life Insurance Company, prior
 Philadelphia, PA 19103                 thereto.
-------------------------------------------------------------------------------
                         Treasurer      Director of Financial Planning and
                                        Treasurer (since November 1995),
                                        Director, Cost and Budget (November
 Steven M. Herzberg                     1991 to November 1995), Director,
 600 Dresher Road                       Benefits Administrator (prior thereto).
 Horsham, PA 19044                      The Penn Mutual Life Insurance Company.
-------------------------------------------------------------------------------
                         Controller     Manager, Financial Reporting, The Penn
                                        Mutual Life Insurance Company, since
                                        June, 1992; Manager, Financial Services
                                        Discipline (January 1992 to June 1992),
 James D. Benson                        Supervisor and other positions (prior
 600 Dresher Road                       thereto), Coopers & Lybrand,
 Horsham, PA 19044                      Philadelphia, PA.
-------------------------------------------------------------------------------

* Director is an "interested person" of Penn Series, as defined in the Investment Company Act of 1940.

  Directors and officers of Penn Series who are employed by Penn Mutual will not receive any special compensation for serving in such capacities. Penn Series has made no provision for the payment of retirement or pension benefits to any director or officer. In 1996, Penn Series paid directors' fees in the aggregate amount of $39,000 to directors who are not "interested persons" of Penn Series.
  The Board of Directors has an Executive Committee currently consisting of Messrs. Greene, Illoway and Liburdi. Subject to limits under applicable law, during intervals between meetings of the Board, the Committee may exercise the powers of the Board.

--------------------------------------------------------------------------------
CUSTODIAL SERVICES

  PNC Bank, Broad & Chestnut Streets, Philadelphia, PA 19107 is custodian of the assets of the Funds of Penn Series. The custodial services performed by PNC Bank are those customarily performed for registered investment companies by qualified financial institutions. Penn Series has authorized the Bank to deposit certain portfolio securities in a central depository system as allowed by federal law.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

  Coopers & Lybrand L.L.P. serve as the independent accountants of Penn Series Funds, Inc. Their offices are located at 2400 Eleven Penn Center, Philadelphia, PA 19103. Coopers & Lybrand L.L.P. are also the independent accountants of The Penn Mutual Life Insurance Company.

--------------------------------------------------------------------------------
LEGAL MATTERS

  Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relative to the federal securities laws and the offering of shares of Penn Series Funds, Inc.

--------------------------------------------------------------------------------
NET ASSET VALUE OF SHARES

  The following information supplements the information on net asset value of shares set forth in the Prospectus.
  The purchase and redemption price of each Fund's shares is equal to that Fund's net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange ("Exchange") is open for trading. The Exchange is closed on the following days: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Presidential Election Day, Thanksgiving Day, and Christmas Day.
  Debt securities held in the Funds may be valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
  The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.
  In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Penn Series Board of Directors has established procedures reasonably designed, taking into account current conditions and the Money Market Fund's objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. Penn Series will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 days nor maintain a dollar weighted average portfolio maturity which exceeds 90 days. The Board of Directors will review, at such intervals as it determines appropriate, the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from the $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund; reducing or withholding dividends; utilizing a net asset value per share as determined by using available market quotations; or reducing the number of shares outstanding by requesting shareholders to contribute to capital shares of the Money Market Fund.

--------------------------------------------------------------------------------
OWNERSHIP OF SHARES

  The outstanding shares of each of the Funds of Penn Series are owned by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA") and are held in their Separate Accounts pursuant to variable annuity contracts and variable life insurance policies.
  A description of the shares is set forth in the Prospectus under the caption General Information.

  On January 31, 1997, the outstanding shares of Penn Series were owned as follows:

                        GROWTH VALUE  FLEXIBLY               QUALITY                SMALL      MONEY
                        EQUITY EQUITY MANAGED  INTERNATIONAL  BOND   HIGH YIELD CAPITALIZATION MARKET
                         FUND   FUND    FUND    EQUITY FUND   FUND   BOND FUND       FUND       FUND
-----------------------------------------------------------------------------------------------------
Percentage of
 Outstanding Shares
 Owned by Penn Mutual
 and Held in Separate
 Accounts Pursuant to
 Variable Annuity
 Contracts               93%    85%     82%         84%        83%      83%          62%        64%
-----------------------------------------------------------------------------------------------------
Percentage of
 Outstanding Shares
 owned by PIA and held
 in a Separate Account
 Pursuant to Variable
 Annuity Contracts        2%     8%     11%          7%         9%       9%          27%        18%
-----------------------------------------------------------------------------------------------------
Percentage of
 Outstanding Shares
 owned by Penn Mutual
 and held in a Separate
 Account Pursuant to
 Variable Life
 Insurance Contracts      5%     7%      7%          9%         8%       8%          11%        18%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATINGS OF COMMERCIAL PAPER

  MOODY'S INVESTORS SERVICE, INC. The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.
  STANDARD & POOR'S CORPORATION. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A1, A2, or A3.
  FITCH INVESTORS SERVICE, INC.: FITCH 1--HIGHEST GRADE. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH 2--VERY GOOD GRADE. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF PENN SERIES

The following pages include audited financial statements as of December 31, 1996 for the Growth Equity Fund, Value Equity Fund, Small Capitalization Fund, Flexibly Managed Fund, International Equity Fund, Quality Bond Fund, High Yield Bond Fund and Money Market Fund.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF PENN SERIES FUNDS, INC.


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Penn Series Funds, Inc. (comprising respectively, the Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, International Equity Fund, and Small Capitalization Fund) as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective portfolios of Penn Series Funds, Inc. as of December 31, 1996, and the results of their operations for the year then ended, the changes in their net assets for each of the two years or periods in the period then ended and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 11, 1997

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 1996
THE MONEY MARKET FUND

                                              PAR
                            MATURITY RATING  (000)     VALUE
                            -------- ------- ------ -----------
COMMERCIAL PAPER (26.2%)
------------------------
BEVERAGES (2.9%)
 Coca-Cola Co.
  6.00%...................  01/03/97 A-1/P-1 $1,000 $   999,667
                                                    -----------
FINANCIAL SERVICES (14.8%)
 American Honda
  5.65%...................  01/30/97 A-2/P-1  1,000     995,449
 Countrywide Funding Corp.
  5.97%...................  01/14/97 A-1/P-2    750     748,383
 General Electric Capital
  Corp. 5.32%.............  01/16/97 A-1/P-1    750     748,338
 Merrill Lynch & Co., Inc.
  5.44%...................  01/21/97 A-1/P-1    700     697,884
  5.48%...................  01/08/97 A-1/P-1    300     299,680
  5.95%...................  01/10/97 A-1/P-1    500     499,256
 New York City
  5.60%...................  04/01/97 NR         600     600,000
 New York City General
  Obligation 5.50%........  01/07/97 NR         500     500,000
                                                    -----------
                                                      5,088,990
                                                    -----------
MISCELLANEOUS (4.4%)
 Dekalb County for Emory
  University 5.60%........  02/18/97 NR       1,500   1,500,000
                                                    -----------
UTILITIES - GAS (4.1%)
 San Diego Gas & Electric
  Co. 5.58%...............  02/06/97 A-1/P-1  1,400   1,400,000
                                                    -----------
TOTAL COMMERCIAL PAPER
 (Cost $8,988,657)................................    8,988,657
                                                    -----------
CORPORATE BONDS (15.4%)
-----------------------
 American Home Products
  6.875%..................  04/15/97 A          855     857,922
 BankAmerica Corp.
  6.00%...................  07/15/97 A+         100     100,095
 Chrysler Financial Corp.
  6.41%...................  07/28/97 A-         250     250,697
 Ford Holdings Inc.
  9.25%...................  07/15/97 A+         370     376,656
 Ford Motor Credit
  7.875%..................  01/15/97 A+         240     240,163
 General Motors Corp.
  7.625%..................  02/15/97 A-       1,000   1,002,072
 General Motors Acceptance
  Corp.
  7.75%...................  04/15/97 A-         295     296,643
  7.95%...................  04/30/97 A-         175     176,234
 Manufacturer's Hanover
  Corp. 8.125%............  01/15/97 A        1,300   1,301,126
 Merrill Lynch
  7.25%...................  05/15/97 AA-        100     100,525
 Philip Morris
  9.75%...................  05/01/97 A          600     607,613
                                                    -----------
TOTAL CORPORATE BONDS
 (Cost $5,309,746)................................    5,309,746
                                                    -----------
VARIABLE RATE DEMAND NOTES (49.4%)+
-----------------------------------
 Alabama State Development
  Authority 5.75%.........  01/07/97 A-1/P-1    550     550,000
 Barton Healthcare
  5.70%...................  01/07/97 A-1/P-1    465     465,000
 Baylis Group Partnership
  5.90%...................  01/01/97 A-1/P-1    700     700,000
 Berks County Industrial
 Development Authority
  5.75%...................  01/07/97 A-1/P-1    545     545,000

                                                              PAR
                                            MATURITY RATING  (000)     VALUE
                                            -------- ------- ------ -----------
 Bloomfield, New Mexico 5.90%.............. 01/07/97 A-1/P-1 $  600 $   600,000
 Columbia County Georgia Development
  Authority 5.90%.......................... 01/07/97 A-1/P-1    470     470,000
 Community Health Systems, Inc.
  5.90%.................................... 01/07/97 A-1/P-1    400     400,000
  5.95%.................................... 01/07/97 A-1/P-1  1,165   1,165,000
 Dean Witter Discover 5.53%................ 01/07/97 A-1/P-1  1,200   1,199,782
 Durham Risk Management Co.
  5.96%.................................... 01/07/97 A-1+/P-    500     500,000
 Fairview Hospital and Healthcare Services
  5.90%.................................... 01/07/97 A-1+/P-    500     500,000
 GMG Warehouse American National
  5.70%.................................... 01/02/97 NR       1,050   1,050,000
 Health Insurance Plan of Greater NY 5.80%. 01/07/97 A-1/P-1  1,000   1,000,000
 Illinois Development Finance Authority
  5.70%.................................... 01/07/97 A-1/P-1    600     600,000
 Liliha Partners
  6.15%.................................... 01/02/97 NR       1,100   1,100,000
 Mississippi Business Finance Authority
  5.75%.................................... 01/07/97 A-1/P-1  1,600   1,600,000
 Montgomery County PA Industrial
  Development Authority 5.75%.............. 01/07/97 A-1/P-1    805     805,000
 New York, New York 5.50%.................. 01/07/97 A-1/P-1  1,000   1,000,000
 Passaic County Utilities Authority Series
  1996-A 6.25%............................. 09/03/97 SP1+       650     650,000
 Richmond County Georgia Industrial
  Development Authority Monsato County
  Project
  6.01%.................................... 06/01/97 A-1/P-1  1,000   1,000,000
 Saint Francis Health
  6.05%.................................... 01/07/97 A-1/P-1    490     490,000
 Sliver City, New Mexico 5.90%............. 01/07/97 A-1/P-1    600     600,000
                                                                    -----------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost $16,989,782)................................................  16,989,782
                                                                    -----------
GOVERNMENT OBLIGATIONS (1.5%)+
------------------------------
 Student Loan Marketing Association 5.39%
  (Cost $499,852).......................... 01/07/97 A-1/P-1    500     499,852
                                                                    -----------
MEDIUM TERM NOTES (6.1%)
------------------------
 Ford Motor Credit
  7.75%.................................... 04/29/97 A+       1,000   1,006,894
 Pacific Gas & Electric 5.00%.............. 10/07/97 A-       1,100   1,093,434
                                                                    -----------
TOTAL MEDIUM TERM NOTES
 (Cost $2,100,328).................................................   2,100,328
                                                                    -----------

--------------------------------------------------------------------------------

               NUMBER OF
                SHARES      VALUE
               --------- -----------
SHORT TERM
 INVESTMENTS
 (1.4%)
------------
 Janus Money
  Market
  Fund........  309,438  $   309,438
 Temporary
  Investment
  Fund
  Class B.....  171,848      171,848
                         -----------
TOTAL SHORT TERM
 INVESTMENTS
 (Cost $481,286)........     481,286
                         -----------
TOTAL INVESTMENTS
 (100.0%)
 (Cost $34,369,651) (a). $34,369,651
                         -----------

-------
(a) Cost for Federal income tax purposes.
+ The rate shown is the rate as of December 31, 1996, and the maturity shown is the next interest readjustment date.

    The Standard & Poor's Corporation, Moody's Investor Service, Fitch Investors Service and Duff & Phelps Credit Rating Co. Ratings are the most recent ratings available at December 31, 1996. These ratings have not been verified by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants. The information presented below is also unaudited.

                                                                     PERCENTAGE OF
      MATURITY                                                  ----------------------------------------------
      SCHEDULE                AMOUNT PAR                                                     (CUM)
      --------                -----------                                                    ------
     1 -   7 days             $17,340,000                        51.2%                        51.2%
     8 -  14 days               1,550,000                         4.6%                        55.8%
    15 -  30 days               3,990,000                        11.8%                        67.6%
    31 -  60 days               3,900,000                        11.5%                        79.1%
    91 - 120 days               2,925,000                         8.6%                        87.7%
   121 - 150 days                 700,000                         2.1%                        89.8%
    Over 150 days               3,470,000                        10.2%                       100.0%
                              -----------                       ------
                              $33,875,000                       100.0%
                              ===========                       ======

                      Average Weighted Maturity - 45 Days

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE QUALITY BOND FUND

                                                              PAR
                                             MATURITY RATING (000)     VALUE
                                             -------- ------ ------ -----------
CORPORATE BONDS (19.9%)
-----------------------
AGRICULTURAL OPERATIONS (0.7%)
 Cargill, Inc.
  7.375%.................................... 10/01/25  AA-   $  250 $   248,750
                                                                    -----------
BEVERAGES (1.2%)
 Coca-Cola Enterprises
  6.95%..................................... 11/15/26  AA-      475     454,219
                                                                    -----------
BROADCASTING (1.0%)
 News America Holdings
  8.50%..................................... 02/23/07  BBB      360     393,300
                                                                    -----------
CANADIAN GOV'T AGENCY (4.5%)
 Hydro Quebec
  7.50%..................................... 04/01/16  A+       400     404,500
  8.05%..................................... 07/07/06  A+     1,150   1,263,562
                                                                    -----------
                                                                      1,668,062
                                                                    -----------
ELECTRIC POWER (2.0%)
 Korea Electric Power
  7.75%..................................... 04/01/13  AA-      500     510,000
 Minnesota Power & Light First Mortgage
  7.375%.................................... 03/01/97  BBB+     250     250,625
                                                                    -----------
                                                                        760,625
                                                                    -----------
FINANCE & CREDIT (0.7%)
 American Express Credit Corp. Senior Note
  7.75%..................................... 03/01/97  A+       250     250,772
                                                                    -----------
FINANCIAL (8.3%)
 African Development Bank 6.875%............ 10/15/15  AA-      500     486,250
 Associates Corp. N.A. Senior Note 7.75%.... 02/15/00  AA-      500     527,500
 General Electric Capital Corp. 6.66%....... 05/01/00  AAA    1,000   1,003,750
  8.125%.................................... 02/01/99  AAA      500     519,375
 General Motors Acceptance Corp. Note 6.40%. 07/30/97  A-       300     301,386
 Morgan Stanley Financial PLC
  8.03%..................................... 02/28/07  A-       250     250,000
                                                                    -----------
                                                                      3,088,261
                                                                    -----------
RAILROADS (0.7%)
 Union Pacific Co.
  8.35%..................................... 05/01/05  BBB      250     261,563
                                                                    -----------
RETAIL (0.5%)
 Penney (J.C.), Inc. Note
  9.45%..................................... 07/15/00  A+       175     190,969
                                                                    -----------
SERVICES - EQUIPMENT RENTING & LEASING (0.3%)
 Service Co. International 7.00%............ 06/01/02  BBB+     100     100,750
                                                                    -----------
TOTAL CORPORATE BONDS
 (Cost $7,203,423).................................................   7,417,271
                                                                    -----------
U.S. TREASURY OBLIGATIONS (52.0%)
---------------------------------
 U.S. Treasury Notes
  5.875%.................................... 11/15/05   N/A   2,855   2,754,475
  6.25%..................................... 05/31/00   N/A     500     502,395
  6.50%..................................... 08/31/01   N/A   3,125   3,160,843
  6.50%..................................... 05/15/05   N/A     750     755,205
  6.75%..................................... 04/30/00   N/A   1,000   1,019,490
  6.875%.................................... 05/15/06   N/A   1,500   1,546,275
  7.75%..................................... 12/31/99   N/A   1,000   1,046,520

                                                              PAR
                                             MATURITY RATING (000)     VALUE
                                             -------- ------ ------ -----------
  7.875%.................................... 11/15/99  N/A   $  750 $   786,277
  7.875%.................................... 11/15/04  N/A    3,500   3,821,650
                                                                    -----------
                                                                     15,393,130
                                                                    -----------
 U.S. Treasury Bonds
  6.00%..................................... 02/15/26  N/A      350     318,766
  7.25%..................................... 05/15/16  N/A    3,455   3,651,348
                                                                    -----------
                                                                      3,970,114
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $18,934,260)................................................  19,363,244
                                                                    -----------
AGENCY OBLIGATIONS (19.7%)
--------------------------
 Federal Home Loan Bank
  5.55%..................................... 01/02/97  N/A    2,000   1,999,692
 Federal National Mortgage Assoc. 6.45%..... 12/01/03  N/A    1,232   1,226,995
 Federal National Mortgage Assoc. 6.50% due
  11/01/25 to 12/01/25......................           N/A    1,853   1,769,194
 Government National Mortgage Assoc. 8.00%
  due 06/15/23 to 12/15/25..................           N/A    2,296   2,343,709
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
 (Cost $7,408,307).................................................   7,339,590
                                                                    -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
--------------------------------------------
 Sasco 96-CFL Class B 6.303%
  (Cost $500,010) .......................... 02/25/28  AA       500     484,687
                                                                    -----------

                SHARES
               ---------
PREFERRED
 STOCK (1.2%)
-------------
 Cleveland
  Electric
  Illuminating
  9.125%
  (Cost
  $448,695)...     4,515     450,936
                         -----------
SHORT-TERM
 INVESTMENTS
 (5.9%)
------------
 Janus Money
  Market
  Fund........ 1,814,596   1,814,596
 Temporary
  Investment
  Fund
  Class B ....   381,401     381,401
                         -----------
TOTAL SHORT TERM
 INVESTMENTS
 (Cost $2,195,997)......   2,195,997
                         -----------
TOTAL INVESTMENTS
 (100.0%)
 (Cost $36,690,692) (a). $37,251,725
                         -----------

-------

(a) At December 31, 1996, the cost for Federal income tax purposes was $36,702,958. The excess of value over tax cost was $648,154, and the excess of tax cost over value was $99,387.

    The Standard & Poors corporation ratings are the most recent rating available at December 31, 1996. These ratings have not been verified by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE HIGH YIELD BOND FUND

                                                               PAR
                                              MATURITY RATING (000)     VALUE
                                              -------- ------ ------ -----------
COLLATERALIZED MORTGAGE SECURITIES (1.3%)
-----------------------------------------
 Airplanes Pass Through Trust 10.875%
  (Cost $506,762)............................ 03/15/19  BB    $  500 $   558,750
                                                                     -----------
CORPORATE BONDS (87.1%)
-----------------------
ADVERTISING (1.7%)
 Outdoor Systems, Inc.
  9.375%..................................... 10/15/06  B        500     515,000
 Universal Outdoor, Inc.
  9.75%...................................... 10/15/06  B        200     206,500
                                                                     -----------
                                                                         721,500
                                                                     -----------
AEROSPACE & DEFENSE (5.8%)
 BE Aerospace, Inc.
  9.875%..................................... 02/01/06  B        425     446,250
 Communication & Power Industries
  12.00%..................................... 08/01/05  B        500     558,750
 K & F Industries, Inc.
  10.375%.................................... 09/01/04  B-       225     237,375
  11.875%.................................... 12/01/03  B+       550     592,625
 Tracor, Inc.
  10.875%.................................... 08/15/01  B        250     263,750
 UNC, Inc.
  11.00%..................................... 06/01/06  B        400     428,000
                                                                     -----------
                                                                       2,526,750
                                                                     -----------
AUTOMOBILES & RELATED (2.5%)
 Aetna Industries, Inc.
  11.875%.................................... 10/01/06  B-       300     321,000
 Hayes Wheels International, Inc.
  11.00%..................................... 07/15/06  B        350     381,937
 Speedy Muffler King, Inc.
  10.875%.................................... 10/01/06  B+       350     373,187
                                                                     -----------
                                                                       1,076,124
                                                                     -----------
AUTOMOBILES - CARS (0.2%)
 Venture Holdings Trust
  9.75%...................................... 04/01/04  B        100      92,000
                                                                     -----------
BEVERAGES (2.7%)
 Dr. Pepper Bottling Holdings, Inc.
  4.4178%++.................................. 02/15/03  CCC+     700     658,000
 Texas Bottling Group, Inc.
  9.00%...................................... 11/15/03  B+       500     506,250
                                                                     -----------
                                                                       1,164,250
                                                                     -----------
BROADCASTING (2.5%)
 Chancellor Broadcasting
  9.375%..................................... 10/01/04  B-       500     505,000
 Heritage Media Corp.
  11.00%..................................... 10/01/02  B        550     587,125
                                                                     -----------
                                                                       1,092,125
                                                                     -----------
BUILDING & REAL ESTATE (1.3%)
 B.F. Saul Reit.
  11.625%.................................... 04/01/02  B-       500     540,000
                                                                     -----------
BUILDING PRODUCTS (3.0%)
 Foamex L.P.
  11.875%.................................... 10/01/04  B-       500     532,500
 Maxxam Group, Inc.
  11.25%..................................... 08/01/03  B-       500     510,000
 Waxman Industries, Inc.
  4.4071%++.................................. 06/01/04  CCC+     325     238,062
                                                                     -----------
                                                                       1,280,562
                                                                     -----------

                                                               PAR
                                              MATURITY RATING (000)     VALUE
                                              -------- ------ ------ -----------
CABLE OPERATORS (2.7%)
 Diamond Cable Communication Co.
  4.6957%++.................................. 12/15/05  B-    $  500 $   360,000
 Frontiervision
  11.00%..................................... 10/15/06  B        300     300,750
 Fundy Cable Ltd.
  11.00%..................................... 11/15/05  BB       500     530,000
                                                                     -----------
                                                                       1,190,750
                                                                     -----------
CONGLOMORATES (1.9%)
 Alpine Group, Inc.
  12.25%..................................... 07/15/03  B-       249     268,920
 ICF Kaiser International, Inc.
  13.00%..................................... 12/31/03  NR       175     172,375
 Jordan Industries, Inc.
  10.375%.................................... 08/01/03  B+       400     394,000
                                                                     -----------
                                                                         835,295
                                                                     -----------
CONTAINER (4.4%)
 Plastic Containers, Inc.
  10.00%..................................... 12/15/06  B+       400     412,000
 Portola Packaging, Inc.
  10.75%..................................... 10/01/05  B        500     521,250
 Silgan Corp.
  11.75%..................................... 06/15/02  B-       500     532,500
 U.S. Can Corp.
  10.125%.................................... 10/15/06  B        400     420,500
                                                                     -----------
                                                                       1,886,250
                                                                     -----------
ELECTRONIC COMPONENTS (0.7%)
 Celestica International
  10.50%..................................... 12/31/06  B        300     315,000
                                                                     -----------
ENERGY SERVICES (5.9%)
 Coda Energy, Inc.
  10.50%..................................... 04/01/06  B        100     105,000
 Dual Drilling Co.
  9.875%..................................... 01/15/04  B-       500     540,000
 Falcon Drilling Co.
  8.875%..................................... 03/15/03  B+       150     153,000
 Flores & Rucks
  9.75%...................................... 10/01/06  B-       275     291,500
 Kelley Oil & Gas Corp.
  10.375%.................................... 10/15/06  B-       175     182,438
 Mesa Operating Co.
  10.625%.................................... 07/01/06  B        150     162,750
 Parker Drilling Corp.
  9.75%...................................... 11/15/06  B+       300     316,500
 Petroleum Heat & Power, Inc.
  12.25%..................................... 02/01/05  B+       500     555,000
 Plains Resources, Inc.
  10.25%..................................... 03/15/06  B-       250     267,500
                                                                     -----------
                                                                       2,573,688
                                                                     -----------
ENTERTAINMENT & LEISURE (2.6%)
 Alliance Entertainment Corp.
  11.25%..................................... 07/15/05  B-       250     180,000
 Six Flags Theme Parks
  2.4799%++.................................. 06/15/05  B        600     564,000
 United Artists Theatre
  9.30%...................................... 07/01/15  BB       397     369,929
                                                                     -----------
                                                                       1,113,929
                                                                     -----------

--------------------------------------------------------------------------------
THE HIGH YIELD BOND FUND, CONT'D

                                                              PAR
                                             MATURITY RATING (000)     VALUE
                                             -------- ------ ------ -----------
FINANCE (3.1%)
 Aames Financial Corp.
  9.125%.................................... 11/01/03  BB-   $  250 $   254,375
 First Nationwide
  10.625%................................... 10/01/03  BB       500     540,000
 Ocwen Financial Corp.
  11.875%................................... 10/01/03  B+       500     546,250
                                                                    -----------
                                                                      1,340,625
                                                                    -----------
FOOD/TOBACCO (4.3%)
 Consolidated Cigar Corp.
  10.50%.................................... 03/01/03  B        750     783,750
 Keebler Corp.
  10.75%.................................... 07/01/06  NR       500     545,000
 Mac Andrews & Forbes Co.
  11.875%................................... 11/15/02  B        500     527,500
                                                                    -----------
                                                                      1,856,250
                                                                    -----------
HEALTHCARE (3.0%)
 Dade International, Inc.
  11.125%................................... 05/01/06  NR       250     271,250
 Imed Corp.
  9.75%..................................... 12/01/06  B        500     508,750
 Owens & Minor, Inc.
  10.875%................................... 06/01/06  B+       500     536,250
                                                                    -----------
                                                                      1,316,250
                                                                    -----------
HOTELS & GAMING (5.2%)
@ Capital Gaming International, Inc.
  45.6951%++................................ 02/01/01  NR         5         250
 Courtyard by Marriott
  10.75%.................................... 02/01/08  B-       350     370,125
 Eldorado Resorts LLC
  10.50%.................................... 08/15/06  B        250     264,063
 HMC Acquisition Properties
  9.00%..................................... 12/15/07  BB       400     406,000
 Players International, Inc.
  10.875%................................... 04/15/05  BB       250     247,500
 President Riverboat Casinos, Inc.
  13.00%.................................... 09/15/01  B        200     167,000
 Rio Hotel & Casino, Inc.
  10.625%................................... 07/15/05  B        250     266,875
 Trump Atlantic City Assoc. Funding, Inc.
  11.25%.................................... 05/01/06  BB-      535     529,650
                                                                    -----------
                                                                      2,251,463
                                                                    -----------
MANUFACTURING (3.5%)
 Hawk Corp.
  10.25%.................................... 12/01/03  B+       350     357,000
 International Knife & Saw
  11.375%................................... 11/15/06  B-       325     335,563
 Mettler Toledo, Inc.
  9.75%..................................... 10/01/06  B        300     315,000
 Tokheim Corp.
  11.50%.................................... 08/01/06  B        475     496,375
                                                                    -----------
                                                                      1,503,938
                                                                    -----------
METALS & MINING (0.9%)
 Haynes International, Inc.
  11.625%................................... 09/01/04  B-       350     369,250
                                                                    -----------
MISCELLANEOUS (0.6%)
 Bankunited Capital Trust
  10.25%.................................... 12/31/26  NR       250     250,000
                                                                    -----------
MISCELLANEOUS - CONSUMER PRODUCTS (5.7%)
 American Safety Razor Co.
  9.875%.................................... 08/01/05  BB-      500     531,250
 Doane Products Co.
  10.625%................................... 03/01/06  B+       500     532,500

                                                               PAR
                                              MATURITY RATING (000)     VALUE
                                              -------- ------ ------ -----------
 Herff Jones, Inc.
  11.00%..................................... 08/15/05  B     $  500 $   537,500
 PM Holdings Corp.
  5.1115%++.................................. 09/01/05  B        150     100,500
 Rayovac Corp.
  10.25%..................................... 11/01/06  B-       500     512,500
 Revlon Worldwide Corp.
  11.5728%++................................. 03/15/98  B-       300     258,000
                                                                     -----------
                                                                       2,472,250
                                                                     -----------
PAPER & PRODUCTS (4.0%)
 Container Corp. Of America
  11.25%..................................... 05/01/04  B+       250     271,250
 Gaylord Container
  12.75%..................................... 05/15/05  B-       500     552,500
 Repap Wisconsin, Inc.
  9.875%..................................... 05/01/06  B        350     357,000
 S.D. Warren Co.
  12.00%..................................... 12/15/04  B+       500     540,000
                                                                     -----------
                                                                       1,720,750
                                                                     -----------
RETAIL (2.7%)
 Barry's Jewelers, Inc.
  11.00%..................................... 12/22/00  B        500     375,000
 Loehmann's, Inc.
  11.875%.................................... 05/15/03  B        350     377,125
 Safelite Glass Corp.
  9.875%..................................... 12/15/06  B        400     413,000
                                                                     -----------
                                                                       1,165,125
                                                                     -----------
SAVINGS & LOAN ASSOCIATIONS (1.2%)
 First Federal Financial Corp.
  11.75%..................................... 10/01/04  B+       500     540,000
                                                                     -----------
SERVICE (3.3%)
 Allied Waste North America
  10.25%..................................... 12/01/06  B+       325     341,250
 Coinmach Corp.
  11.75%..................................... 11/15/05  B+       632     684,140
 Intertek Finance
  10.25%..................................... 11/01/06  B        395     410,800
                                                                     -----------
                                                                       1,436,190
                                                                     -----------
SUPERMARKETS (1.8%)
 Brunos, Inc.
  10.50%..................................... 08/01/05  B-       250     265,000
 Grand Union Co.
  12.00%..................................... 09/01/04  B-       500     527,500
                                                                     -----------
                                                                         792,500
                                                                     -----------
TELECOMMUNICATIONS (5.8%)
 Brooks Fiber Properties
  5.9169%++.................................. 03/01/06  NR       350     224,000
 Colt Telecommunication Group
  5.9094%++.................................. 12/15/06  NR       700     406,000
 ICG Holdings, Inc.
  5.2729%++.................................. 09/15/05  NR       150     105,750
 Intermedia Communications of Florida
  4.2945%++.................................. 06/15/06  B-       500     340,000
  13.50%..................................... 06/01/05  B-        50      57,250
 Nextel Communications
  5.9476%++.................................. 08/15/04  CCC-     150     102,375
 Omnipoint Corp.
  11.625%.................................... 08/15/06  CCC+     350     362,250
 Pricellular Wire
  10.75%..................................... 11/01/04  B        250     260,000
 Pronet, Inc.
  11.875%.................................... 06/15/05  CCC      100      94,000
 RSL Communications Ltd.
  12.25%..................................... 11/15/06  NR       200     202,000
 Teleport Communications
  4.3941%++.................................. 07/01/07  B        550     376,750
                                                                     -----------
                                                                       2,530,375
                                                                     -----------

--------------------------------------------------------------------------------

                                                             PAR
                                          MATURITY RATING   (000)      VALUE
                                          -------- ------ --------- -----------
TEXTILES & APPAREL (3.6%)
 Dan River, Inc.
  10.125%................................ 12/15/03  B      $  500   $   505,000
 Pillowtex Corp.
  10.00%................................. 11/15/06  B+        375       386,250
# Plaid Clothing Group
  11.00%................................. 08/01/03  D         375        24,375
 Synthetic Industries
  12.75%................................. 12/01/02  B-        600       661,500
                                                                    -----------
                                                                      1,577,125
                                                                    -----------
TRANSPORTATION (0.5%)
 Sea Containers Ltd.
  12.50%................................. 12/01/04  BB-       215       236,500
                                                                    -----------
TOTAL CORPORATE BONDS
 (Cost $36,490,484)................................................  37,766,814
                                                                    -----------
COMMERCIAL PAPER (5.3%)
-----------------------
 Minnesota Mining & Mfg. Co.
  5.50%.................................. 01/22/97  NR        207       206,336
 Northern States Power Co.
  6.00%.................................. 01/07/97  A+        567       566,433
 St. Paul Co.
  6.50%.................................. 01/02/97  NR      1,515     1,514,726
                                                                    -----------
TOTAL COMMERCIAL PAPER
 (Cost $2,287,495).................................................   2,287,495

                                                           -----------

                                                           SHARES
                                                          ---------
COMMON STOCK (3.4%)
-------------------
+Berg Electronics Corp. .................................   7,498       220,254
 Borg-Warner Automotive, Inc. ...........................   6,100       234,850
+ Capital Gaming International, Inc. ....................  13,335           433
+ Dr. Pepper Bottling Holdings, Inc., Class A............  57,800       751,400
+ Gaylord Containers Corp., Class A......................   7,500        45,938
+ Loehmann's Holdings, Inc. .............................   7,091       146,784
+ Loehmann's Holdings, Inc., Class B.....................   2,475        51,233
+ Protection One, Inc. ..................................   4,200        41,475
                                                                    -----------
TOTAL COMMON STOCK
 (Cost $548,043)...................................................   1,492,367
                                                                    -----------
                                                          NUMBER OF
                                                          CONTRACTS
                                                          ---------
OPTIONS (0.0%)
--------------
 Loehmann $24.913 Call Due August 27, 1997...............      96       (19,419)
 Loehmann $22.752 Put Due August 27, 1997................      96        16,262
                                                                    -----------
TOTAL OPTIONS
 (Cost $8).........................................................      (3,157)
                                                                    -----------

                                                             SHARES    VALUE
                                                             ------ -----------
PREFERRED STOCK (2.8%)
----------------------
 Chevy Chase Pfd. Capital Corp. ............................  5,185 $   270,268
 Criimi Mae, Inc. .......................................... 20,000     580,000
+ Kelley Oil & Gas Corp. ................................... 15,500     375,875
                                                                    -----------
TOTAL PREFERRED STOCK
 (Cost $1,059,263).................................................   1,226,143
                                                                    -----------
WARRANTS (0.1%)
---------------
@+ Capital Gaming International, Inc. ...................... 11,375          15
+ Intermedia Communication..................................     50       1,750
@+ President Riverboat Casinos, Inc. .......................  4,415       1,104
+ Wireless One, Inc. .......................................    450         675
+ Wright Medical Technology, Inc. ..........................  2,676      34,794
                                                                    -----------
TOTAL WARRANTS
 (Cost $73,245)....................................................      38,338
                                                                    -----------
TOTAL INVESTMENTS (100.0%)
 (Cost $40,965,300) (a)............................................ $43,366,750
                                                                    -----------

-------

@    Restricted security.
+    Non-income producing.
++   Effective Yield.
#    Securities in default.
(a) Also cost for Federal income tax. At December 31, 1996, the excess of value over tax cost was $3,151,471, and the excess of tax cost over value was $750,021.

     The Standard & Poor's corporation ratings are the most recent ratings available at December 31, 1996. These ratings have not been verified by the Independent Accountants and, therefore, are not covered by the report of Independent Accountants.

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE GROWTH EQUITY FUND

                                                             SHARES    VALUE
                                                             ------ ------------
COMMON STOCK (97.0%)
--------------------
AEROSPACE & DEFENSE (2.4%)
  Boeing Co. ............................................... 11,000 $  1,170,125
  United Technologies Corp. ................................ 20,000    1,320,000
                                                                    ------------
                                                                       2,490,125
                                                                    ------------
AUTOMOBILES - CARS (0.5%)
  Chrysler Corp. ........................................... 15,000      495,000
                                                                    ------------
BEVERAGES - SOFT DRINKS (0.8%)
  PepsiCo, Inc. ............................................ 30,000      877,500
                                                                    ------------
CHEMICALS (1.8%)
  Du Pont (E.I.) de Nemours & Co. .......................... 10,000      943,750
  Monsanto Co. ............................................. 25,000      971,875
                                                                    ------------
                                                                       1,915,625
                                                                    ------------
COMMERCIAL SERVICES (0.2%)
  Paychex, Inc. ............................................  5,000      257,188
                                                                    ------------
COMPUTER SOFTWARE & SERVICES (9.1%)
+ BMC Software, Inc. ....................................... 10,000      415,625
+ Cambridge Technology Partners, Inc. ...................... 25,000      839,062
+ Cisco Systems, Inc. ...................................... 25,000    1,592,187
  Computer Associates International, Inc. .................. 10,000      497,500
+ Microsoft Corp. .......................................... 25,000    2,067,188
+ Oracle Corp. ............................................. 25,000    1,042,188
+ Parametric Technology Corp. .............................. 20,000    1,028,750
+ Seagate Technology, Inc. ................................. 35,000    1,382,500
+ Tech Data Corp. .......................................... 30,000      821,250
                                                                    ------------
                                                                       9,686,250
                                                                    ------------
COMPUTER SYSTEMS (4.4%)
+ Compaq Computer Corp. .................................... 25,000    1,856,250
+ Gateway 2000, Inc. ....................................... 12,000      642,750
  Hewlett-Packard Co. ...................................... 15,000      753,750
+ Sun Microsystems, Inc. ................................... 25,000      642,188
+ 3Com Corp. ............................................... 10,000      733,125
                                                                    ------------
                                                                       4,628,063
                                                                    ------------
CONGLOMERATES (2.1%)
  General Electric Co. ..................................... 23,000    2,274,125
                                                                    ------------
COSMETICS (0.4%)
  Gillette Co. .............................................  5,000      388,750
                                                                    ------------
DIVERSIFIED OPERATIONS (0.7%)
  Tyco International Limited................................ 15,000      793,125
                                                                    ------------
ELECTRONICS (3.3%)
+ Altera Corp. ............................................. 15,000    1,090,312
+ Rockwell International Corp. ............................. 25,000    1,521,875
+ SCI Systems, Inc. ........................................ 20,000      895,000
                                                                    ------------
                                                                       3,507,187
                                                                    ------------
ELECTRONICS - SEMICONDUCTORS (5.6%)
+ Adaptec, Inc. ............................................ 35,000    1,402,187
+ Atmel Corp. .............................................. 25,000      831,250
  Intel Corp. .............................................. 23,000    3,011,563
+ Maxim Integrated Products, Inc. .......................... 15,000      649,687
                                                                    ------------
                                                                       5,894,687
                                                                    ------------
ENTERTAINMENT (1.6%)
 The Walt Disney Co. ....................................... 25,000    1,740,625
                                                                    ------------
FINANCIAL SERVICES (15.0%)
 American Express Co. ...................................... 35,000    1,977,500
 BankAmerica Corp. ......................................... 10,000      997,500
 Chase Manhattan Corp. ..................................... 15,000    1,338,750
 Citicorp .................................................. 20,000    2,060,000
 Federal Home Loan Mortgage Corp. .......................... 10,000    1,101,250

                                                             SHARES    VALUE
                                                             ------ ------------
  Federal National Mortgage Assoc. ......................... 30,000 $  1,117,500
  First USA, Inc. .......................................... 40,000    1,385,000
  Green Tree Financial Corp. ............................... 10,000      386,250
  MBNA Corp. ............................................... 30,000    1,245,000
  Money Store, Inc. ........................................ 50,000    1,387,500
  SunAmerica, Inc. ......................................... 35,000    1,553,125
  Wells Fargo & Co. ........................................  5,000    1,348,750
                                                                    ------------
                                                                      15,898,125
                                                                    ------------
FOOD - PROCESSING (1.2%)
  ConAgra, Inc. ............................................ 25,000    1,243,750
                                                                    ------------
HEALTH CARE (0.6%)
+ Oxford Health Plans, Inc. ................................ 10,000      585,625
                                                                    ------------
HOSPITAL MANAGEMENT & SERVICES (0.5%)
+ HEALTHSOUTH Corp. ........................................ 15,000      579,375
                                                                    ------------
HOUSEHOLD PRODUCTS (1.7%)
  Procter & Gamble Co. ..................................... 17,000    1,827,500
                                                                    ------------
INSURANCE (5.7%)
  Allstate Corp. ........................................... 15,000      868,125
  American International Group, Inc. ....................... 12,000    1,299,000
  MGIC Investment Corp. .................................... 20,000    1,520,000
  Travelers Group, Inc. .................................... 20,000      907,500
  Travelers/Aetna Property Casualty Corp. .................. 40,000    1,415,000
                                                                    ------------
                                                                       6,009,625
                                                                    ------------
MACHINERY - DIVERSIFIED (0.7%)
  Caterpillar, Inc. ........................................ 10,000      752,500
                                                                    ------------
MANUFACTURING - DIVERSIFIED (1.8%)
  AlliedSignal, Inc. ....................................... 16,000    1,072,000
  Eastman Kodak Co. ........................................ 10,000      802,500
                                                                    ------------
                                                                       1,874,500
                                                                    ------------
MEDICAL SUPPLIES (1.8%)
+ Boston Scientific Corp. .................................. 15,000      900,000
  Medtronic, Inc. .......................................... 15,000    1,020,000
                                                                    ------------
                                                                       1,920,000
                                                                    ------------
OIL/GAS (9.5%)
  Baker Hughes, Inc. ....................................... 20,000      690,000
  Burlington Resources, Inc. ............................... 25,000    1,259,375
  Coastal Corp. ............................................ 10,000      488,750
+ ENSCO International, Inc. ................................ 15,000      727,500
+ Global Marine, Inc. ...................................... 50,000    1,031,250
  Helmerich & Payne, Inc. .................................. 25,000    1,303,125
  Parker & Parsley Petroleum Co. ........................... 15,000      551,250
+ Rowan Cos., Inc. ......................................... 25,000      565,625
  Sonat, Inc. .............................................. 15,000      772,500
  Williams Cos., Inc. ...................................... 15,000      562,500
  Schlumberger Limited......................................  6,000      599,250
  Transocean Offshore, Inc. ................................ 24,000    1,503,000
                                                                    ------------
                                                                      10,054,125
                                                                    ------------
PAPER & FOREST PRODUCTS (1.5%)
+ Fort Howard Corp. ........................................ 25,000      692,188
  Kimberly-Clark Corp. ..................................... 10,000      952,500
                                                                    ------------
                                                                       1,644,688
                                                                    ------------
PHARMACEUTICALS (10.2%)
  Abbott Laboratories....................................... 18,000      913,500
  American Home Products Corp. ............................. 15,000      879,375
+ Amgen, Inc. ..............................................  5,000      272,187
  Cardinal Health, Inc. .................................... 18,000    1,048,500
  Eli Lilly & Co. .......................................... 25,000    1,825,000
  Johnson & Johnson......................................... 30,000    1,492,500
  Merck & Co., Inc. ........................................ 27,000    2,139,750

--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                             ------ ------------
  Pfizer, Inc. ............................................. 20,000 $  1,657,500
  Schering-Plough Corp. .................................... 10,000      647,500
                                                                    ------------
                                                                      10,875,812
                                                                    ------------
RESTAURANTS (0.7%)
+ Boston Chicken, Inc. ..................................... 20,000      717,500
                                                                    ------------
RETAIL (7.6%)
  Dayton Hudson Corp. ...................................... 25,000      981,250
  Home Depot, Inc. ......................................... 25,000    1,253,125
+ Price/Costco, Inc. ....................................... 50,000    1,259,375
  Ross Stores, Inc. ........................................ 15,000      748,125
+ Safeway, Inc. ............................................ 40,000    1,710,000
+ Staples, Inc. ............................................ 20,000      361,250
  TJX Companies, Inc. ...................................... 20,000      947,500
  Walgreen Co. ............................................. 20,000      800,000
                                                                    ------------
                                                                       8,060,625
                                                                    ------------
SHOES & APPAREL (1.1%)
  Nike, Inc. ............................................... 20,000    1,195,000
                                                                    ------------
TELECOMMUNICATIONS (2.9%)
+ Andrew Corp. ............................................. 18,000      955,125
  Lucent Technologies, Inc. ................................ 15,000      693,750
+ Tellabs, Inc. ............................................ 20,000      753,750
+ U.S. Robotics Corp. ...................................... 10,000      720,625
                                                                    ------------
                                                                       3,123,250
                                                                    ------------


                                                          SHARES      VALUE
                                                         --------- ------------
TOBACCO (1.6%)
  Philip Morris Cos., Inc. .............................    15,000 $  1,689,375
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $83,528,229)..............................................  102,999,625
                                                                   ------------
SHORT TERM INVESTMENTS (3.0%)
-----------------------------
  Temporary Cash Investment Fund, Inc. ................. 1,601,620    1,601,620
  Temporary Investment Fund, Inc. ...................... 1,601,620    1,601,620
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,203,240)...............................................    3,203,240
                                                                   ------------
TOTAL INVESTMENTS (100.0%)
  (Cost $86,731,469) (a).......................................... $106,202,865
                                                                   ------------

-------
+    Non-Income Producing.
(a) At December 31, 1996, the cost for Federal income tax purposes was $86,923,583. The excess of value over tax cost was $20,129,838, and the excess of tax cost over value was $850,556.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE VALUE EQUITY FUND

                                                          SHARES      VALUE
                                                         --------- ------------
COMMON STOCK (85.5%)
--------------------
AEROSPACE & DEFENSE (4.6%)
 Lockheed Martin Corp. .................................    45,000 $  4,117,500
 McDonnell Douglas Corp. ...............................    81,000    5,184,000
                                                                   ------------
                                                                      9,301,500
                                                                   ------------
AIRLINES (2.1%)
+ AMR Corp. ............................................    48,000    4,230,000
                                                                   ------------
AUTOMOTIVE PARTS - EQUIPMENT (3.0%)
+ LucasVarity PLC ADR...................................   158,520    6,023,760
                                                                   ------------
BROADCASTING (1.0%)
+ TCI Satellite Entertainment Inc Class A...............    12,000      119,250
+ Tele-Communications Inc. .............................   150,000    1,959,375
                                                                   ------------
                                                                      2,078,625
                                                                   ------------
CHEMICALS (3.9%)
 Du Pont (E.I.) de Nemours & Co. .......................    30,000    2,831,250
 Hercules, Inc. ........................................    50,000    2,162,500
 Monsanto Co. ..........................................    77,000    2,993,375
                                                                   ------------
                                                                      7,987,125
                                                                   ------------
CONGLOMERATES (2.0%)
 General Electric Co. ..................................    42,000    4,152,750
                                                                   ------------
COSMETICS (1.4%)
 Avon Products, Inc. ...................................    50,000    2,856,250
                                                                   ------------
DIVERSIFIED (3.0%)
 Canadian Pacific Limited...............................   110,000    2,915,000
 Tenneco, Inc. .........................................    70,000    3,158,750
                                                                   ------------
                                                                      6,073,750
                                                                   ------------
ENTERTAINMENT & LEISURE (2.0%)
 Carnival Corp. Class A.................................   125,000    4,125,000
                                                                   ------------
ELECTRONIC SEMICONDUCTORS (1.5%)
+ Adaptec, Inc. ........................................    78,000    3,124,875
                                                                   ------------
ELECTRONICS (1.4%)
+ Arrow Electronics, Inc. ..............................    53,000    2,835,500
                                                                   ------------
FINANCIAL SERVICES (13.1%)
 Citicorp...............................................    70,000    7,210,000
 Countrywide Credit Industries, Inc. ...................   210,000    6,011,250
 Federal Home Loan Mortgage Corp. ......................    55,000    6,056,875
 Wells Fargo & Co. .....................................    27,333    7,373,077
                                                                   ------------
                                                                     26,651,202
                                                                   ------------
HOSPITAL MANAGEMENT (3.8%)
 Columbia/HCA Healthcare Corp. .........................    82,500    3,361,875
+ OrNda HealthCorp......................................    10,000      292,500
+ Tenet Healthcare Corp. ...............................   190,000    4,156,250
                                                                   ------------
                                                                      7,810,625
                                                                   ------------
INSURANCE (22.4%)
 Ace, Limited...........................................   171,000   10,281,375
 AFLAC, Inc. ...........................................   105,375    4,504,781
 American International Group, Inc. ....................    33,500    3,626,375
 Everest Re Holdings, Inc. .............................   135,000    3,881,250
 Exel Limited...........................................   227,600    8,620,350
 General Re Corp. ......................................    25,000    3,943,750
 Mid Ocean Limited......................................    83,000    4,357,500

                                                          SHARES      VALUE
                                                         --------- ------------
 Progressive Corp. .....................................    55,000 $  3,705,625
 Transamerica Corp. ....................................    33,000    2,607,000
                                                                   ------------
                                                                     45,528,006
                                                                   ------------
MACHINERY - DIVERSIFIED (3.1%)
 Caterpillar, Inc. .....................................    83,000    6,245,750
                                                                   ------------
MANUFACTURING (0.9%)
 AlliedSignal, Inc. ....................................    27,000    1,809,000
                                                                   ------------
MEDICAL SUPPLIES (2.9%)
 Becton, Dickinson & Co. ...............................   134,000    5,812,250
                                                                   ------------
METALS (0.7%)
 Freeport-McMoRan Copper & Gold, Inc. Class B...........    47,016    1,404,603
                                                                   ------------
OIL/GAS (2.1%)
 El Paso Natural Gas....................................     6,510      328,755
+ Triton Energy Limited.................................    62,000    3,007,000
 Union Pacific Resources Group, Inc. ...................    28,796      842,283
                                                                   ------------
                                                                      4,178,038
                                                                   ------------
PAPER & PAPER PRODUCTS (0.4%)
 Champion International Corp. ..........................    20,000      865,000
                                                                   ------------
RESTAURANTS (1.5%)
 McDonald's Corp. ......................................    67,000    3,031,750
                                                                   ------------
RETAIL (3.3%)
 May Department Stores Co. .............................   144,000    6,732,000
                                                                   ------------
TELECOMMUNICATIONS (1.4%)
 Sprint Corp. ..........................................    72,250    2,880,969
                                                                   ------------
TEXTILES (0.8%)
 Shaw Industries, Inc. .................................   140,000    1,645,000
                                                                   ------------
TOYS (1.6%)
 Mattel, Inc. ..........................................   114,531    3,178,235
                                                                   ------------
TRANSPORT SERVICES (1.6%)
 CSX Corp. .............................................    30,000    1,267,500
 Union Pacific Corp. ...................................    34,000    2,044,250
                                                                   ------------
                                                                      3,311,750
                                                                   ------------
TOTAL COMMON STOCK
 (Cost $120,302,726)..............................................  173,873,313
                                                                   ------------

                      PAR
            MATURITY (000)
            -------- ------
COMMERCIAL
 PAPER
 (9.6%)
----------
 IBM Credit
  Corp.
  5.35%.... 01/08/97 $6,104    6,097,650
 John Deere
  Credit
  Co.
  5.48%.... 01/29/97  5,000    4,978,689
 JP Morgan,
  Inc.
  5.36%.... 01/10/97  6,156    6,147,751
 Prudential
  Funding
  5.37%.... 01/08/97  2,308    2,305,590
                            ------------
TOTAL COMMERCIAL PAPER
 (Cost $19,529,680)........   19,529,680
                            ------------

--------------------------------------------------------------------------------

                   SHARES      VALUE
                  --------- ------------
SHORT TERM
 INVESTMENTS
 (4.9%)
------------
 Temporary Cash
  Investment
  Fund, Inc. .... 5,016,502 $  5,016,502
 Temporary In-
  vestment Fund,
  Inc. .......... 5,021,357    5,021,357
                            ------------
TOTAL SHORT TERM
 INVESTMENTS
 (Cost $10,037,859)........   10,037,859
                            ------------
TOTAL INVESTMENTS (100.0%)
 (Cost $149,870,265) (a)... $203,440,852
                            ------------

-------
+   Non-income producing.
(a) Also cost for Federal income tax purposes. At December 31, 1996, the excess of value over tax cost was $54,230,586, the excess of tax cost over value was $659,999.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE FLEXIBLY MANAGED FUND


                                                          SHARES      VALUE
                                                         --------- ------------
COMMON STOCK (48.7%)
--------------------
BUILDING MATERIALS (0.8%)
 Schuller Corp. ........................................   290,000 $  3,081,250
                                                                   ------------
CHEMICALS (1.0%)
 English China Clays PLC................................    20,000       65,945
 Great Lakes Chemical Corp. ............................    82,500    3,856,875
+ Millennium Chemicals, Inc. ...........................    10,000      177,500
                                                                   ------------
                                                                      4,100,320
                                                                   ------------
COMPUTERS (0.6%)
 International Business Machines Corp. .................    15,000    2,265,000
                                                                   ------------
DIVERSIFIED OPERATIONS (2.3%)
+ Chris-Craft Industries, Inc. .........................   115,000    4,815,625
 Corning, Inc. .........................................    90,000    4,162,500
                                                                   ------------
                                                                      8,978,125
                                                                   ------------
ELECTRIC UTILITIES (6.4%)
 Centerior Energy Corp. ................................ 1,550,000   16,662,500
 Entergy Corp. .........................................    70,000    1,942,500
 Ohio Edison Co. .......................................    45,000    1,023,750
 Public Service Co. Of New Mexico.......................    39,000      765,375
 Unicom Corp. ..........................................   190,000    5,153,750
                                                                   ------------
                                                                     25,547,875
                                                                   ------------
FINANCIAL SERVICES (3.3%)
 American Express Co. ..................................    60,000    3,390,000
 Federal National Mortgage Assoc. ......................    70,000    2,607,500
 Fund American Enterprises, Inc. .......................    24,000    2,298,000
 Student Loan Marketing Assoc. .........................    50,000    4,656,250
                                                                   ------------
                                                                     12,951,750
                                                                   ------------
FOOD/PROCESSING (0.2%)
 McCormick & Co., Inc. .................................    35,000      824,687
                                                                   ------------
HOLDINGS COMPANY DIVERSIFIED (3.3%)
 Hanson PLC ADR.........................................   235,000    1,586,250
 Loews Corp. ...........................................   115,000   10,838,750
 Lonrho PLC.............................................   252,000      537,392
                                                                   ------------
                                                                     12,962,392
                                                                   ------------
INSURANCE (1.9%)
 Alexander & Alexander Services, Inc. ..................    40,000      695,000
 Harleysville Group, Inc. ..............................    45,000    1,361,250
 Unitrin, Inc. .........................................    52,000    2,912,000
 Willis Corroon Group PLC ADR...........................   120,000    1,380,000
 Zurich Reinsurance Centre Holdings, Inc. ..............    39,100    1,221,875
                                                                   ------------
                                                                      7,570,125
                                                                   ------------
LEASING COMPANIES (1.3%)
 PHH Corp. .............................................    75,000    3,225,000
 Ryder System, Inc. ....................................    70,000    1,968,750
                                                                   ------------
                                                                      5,193,750
                                                                   ------------
METALS & STEEL (0.7%)
 Allegheny Teledyne, Inc. ..............................   120,000    2,760,000
                                                                   ------------
MINING (2.9%)
+ Hecla Mining Co. .....................................    55,000      309,375
 Homestake Mining Co. ..................................   155,000    2,208,750
 Newmont Mining Corp. ..................................   121,000    5,414,750
 Prime Resources Group, Inc. ...........................    37,000      262,104
 Santa Fe Pacific Gold Corp. ...........................   210,000    3,228,750
                                                                   ------------
                                                                     11,423,729
                                                                   ------------
MULTIMEDIA (0.6%)
 Meredith Corp. ........................................    47,000    2,479,250
                                                                   ------------
OFFICE SUPPLIES (0.1%)
 Cross (A.T.) Co., Class A..............................    38,000      441,750
                                                                   ------------


                                                            SHARES     VALUE
                                                            ------- ------------
OIL/GAS (9.5%)
 Amerada Hess Corp. ....................................... 160,000 $  9,260,000
 Atlantic Richfield Co. ...................................  35,000    4,637,500
 Kerr-McGee Corp. .........................................  14,000    1,008,000
 Mitchell Energy & Development Corp.
  Class B.................................................. 105,000    2,323,125
 Murphy Oil Corp. ......................................... 126,000    7,008,750
+ Oryx Energy Co. .........................................  55,000    1,361,250
 Petro-Canada..............................................  20,000      280,000
 Sun Company, Inc. ........................................  90,000    2,193,750
 Texaco, Inc. .............................................  65,000    6,378,125
 Union Texas Petroleum Holdings, Inc. ..................... 142,000    3,177,250
                                                                    ------------
                                                                      37,627,750
                                                                    ------------
PAPER & FOREST PRODUCTS (1.3%)
 International Paper Co. ..................................  28,000    1,130,500
 Weyehaeuser Co. ..........................................  85,000    4,026,875
                                                                    ------------
                                                                       5,157,375
                                                                    ------------
PHARMACEUTICALS (3.7%)
+ Genentech, Inc. ......................................... 230,000   12,333,750
+ Novartis.................................................   1,067    1,221,853
 Schering-Plough Corp. ....................................  20,000    1,295,000
                                                                    ------------
                                                                      14,850,603
                                                                    ------------
PHOTO EQUIPMENT (0.9%)
 Polaroid Corp.............................................  85,000    3,697,500
                                                                    ------------
PUBLISHING (5.2%)
 New York Times Co., Class A............................... 285,000   10,830,000
 Readers Digest Assoc., Inc., Class B......................  50,300    1,823,375
 Times Mirror Co., Class A.................................  23,500    1,169,125
 Washington Post Co., Class B..............................  21,000    7,037,625
                                                                    ------------
                                                                      20,860,125
                                                                    ------------
RETAIL (1.2%)
+ Hills Stores Co. ........................................  67,000      402,000
+ Petrie Stores Corp. ..................................... 995,000    2,674,063
+ Toys "R" Us, Inc. .......................................  20,500      615,000
 Wal-mart Stores, Inc. ....................................  45,000    1,029,375
                                                                    ------------
                                                                       4,720,438
                                                                    ------------
TOBACCO (1.0%)
+ Imperial Tobacco Group PLC...............................   8,750      111,569
 Philip Morris Companies, Inc. ............................  35,000    3,941,875
                                                                    ------------
                                                                       4,053,444
                                                                    ------------
TRANSPORTATION - MISCELLANEOUS (0.5%)
 Overseas Shipholding Group, Inc. ......................... 110,000    1,870,000
                                                                    ------------
TOTAL COMMON STOCK
 (Cost $149,523,684)...............................................  193,417,238
                                                                    ------------
PREFERRED STOCK (4.4%)
----------------------
 Cleveland Electric Illum. Series L 7.00%..................  34,550    2,815,825
 Cleveland Electric Illum. Series R 8.80%..................   2,550    2,542,044
 Cleveland Electric Illum. Series S 9.00%..................   3,000    3,020,640
 Entergy Gulf States Utilities, Inc.
  Series B 7.20%...........................................  15,853      776,797
 International Paper Co., Convertible 5.25%................  10,000      455,000
 Kemper Co. Series E 5.75%................................. 100,000    5,200,000
 Microsoft Corp. Series A 2.75%............................  20,000    1,601,250
 Niagara Mohawk Power Corp.
  Series A 6.50%...........................................  24,000      426,000
 Niagara Mohawk Power Corp.
  Series B 7.50%...........................................   7,000      138,250
 Niagara Mohawk Power Corp.
  Series C 7.20%...........................................  29,500      560,500
                                                                    ------------
TOTAL PREFERRED STOCK
 (Cost $15,900,525)................................................   17,536,306
                                                                    ------------

--------------------------------------------------------------------------------
THE FLEXIBLY MANAGED FUND, CONT'D

                                                         NUMBER OF
                                                         CONTRACTS    VALUE
                                                         --------- ------------
PUT OPTIONS (0.5%)
------------------
+ Allegheny Teledyne $20, January 18, 1997                   45    $        563
+Allegheny Teledyne $22.50,
   January 18, 1997.....................................     75           2,813
+ Allegheny Teledyne $25, April 19, 1997................     45          11,250
+ Amerada Hess $60, May 17, 1997........................    100          40,625
+ Automatic Data $40, February 22, 1997.................     80           4,000
+ Automatic Data $45, February 22, 1997.................    230          61,812
+ Automatic Data $50, February 22, 1997.................     40          28,500
+ HFS $60, April 19, 1997...............................    100          65,625
+ HFS $60, July 19, 1997................................    200         197,500
+ HFS $85, April 19, 1997...............................    100         253,750
+ Home Depot $60, May 17, 1997..........................    100         100,000
+ IBM $110, January 18, 1997............................     50             312
+ IBM $140, April 19, 1997..............................     30          15,375
+ IBM $155, July 19, 1997...............................     50          68,125
+ IBM $160, July 19, 1997...............................     50          81,250
+ IBM $170, July 19, 1997...............................     50         115,000
+ Microsoft $85, July 19, 1997..........................    100          81,250
+ Philip Morris $105, March 22, 1997....................     32           7,200
+ Philip Morris $115, March 22, 1997....................     55          28,875
+ Schering Plough $70, May 17, 1997.....................    100         107,500
+ Schering Plough $70, May 17, 1997.....................    100          65,000
+ Silicon Graphics $30, February 22, 1997...............    100          46,875
+ Texaco $95, April 19, 1997............................     35          10,719
+ Times Mirror $50, March 22, 1997......................     65          14,219
+ Toys "R' Us $35, January 18, 1997.....................     35          17,062
+ Toys "R' Us $35, March 22, 1997.......................     60          30,750
+ Toys "R' Us $40, June 21, 1997........................    200         201,250
+ Wal-Mart $27.5, March 22, 1997........................    260         118,625
+ Wal-Mart $30, March 22, 1997..........................    190         135,375
                                                                   ------------
TOTAL PUT OPTIONS
 (Cost $1,955,699)................................................    1,911,200
                                                                   ------------

                                                             PAR
                                           MATURITY RATING  (000)
                                           -------- ------ -------
U.S. TREASURY OBLIGATIONS (4.5%)
--------------------------------
 U.S. Treasury Notes
  5.50%................................... 02/28/99  N/A   $10,000    9,915,600
  5.75%................................... 10/31/97  N/A     2,500    2,503,525
  6.125%.................................. 07/31/00  N/A     1,250    1,250,000
  6.75%................................... 05/31/99  N/A     2,000    2,034,060
  7.375%.................................. 11/15/97  N/A     2,000    2,028,740
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $17,680,781)...............................................   17,731,925
                                                                   ------------
AGENCY OBLIGATIONS (1.8%)
-------------------------
 Tennessee Valley Authority 5.98%
  (Cost $7,025,930)....................... 04/01/36  AAA     7,000    7,096,250
                                                                   ------------
MEDIUM TERM NOTE (0.4%)
-----------------------
  Federal National Mortgage Assoc. 5.37%
   (Cost $1,576,000)...................... 02/07/01  NR      1,600    1,546,320
                                                                   ------------
COMMERCIAL PAPER (13.6%)
------------------------
 Abbott Laboratories
  6.00%................................... 01/07/97  A-1+   10,000    9,990,000
 Assett Securization Coop. 5.40%.......... 02/25/97  A-1+    1,723    1,708,013
 Corporate Asset Funding Co. 5.75%........ 01/27/97  AAA     2,600    2,589,203
 Delaware Funding Corp.
  5.55%................................... 01/15/97  A-1+    1,100    1,097,626

                                                              PAR
                                             MATURITY RATING (000)     VALUE
                                             -------- ------ ------ ------------
 Dillard Investment Co.
  5.52%..................................... 01/10/97  A-1   $  644 $    643,111
  6.75%..................................... 01/02/97  A-1    4,600    4,599,138
 Dow Jones and Co., Inc.
  5.32%..................................... 02/14/97  A-1+  10,500   10,428,800
 Heinz (H.J.) Co. 5.35%..................... 01/23/97  A-1    2,300    2,292,480
 Island Finance - Puerto Rico 5.55%......... 02/07/97  A-1+   8,796    8,745,826
 Mobil Australia Finance
  5.40%..................................... 01/02/97  A-1+   7,000    6,998,950
 Raytheon Co.
  5.50%..................................... 01/13/97  A-2    5,056    5,046,730
                                                                    ------------
TOTAL COMMERCIAL PAPER
 (Cost $54,143,576)................................................   54,139,877
                                                                    ------------
CONVERTIBLE BONDS (26.0%)
-------------------------
 Alza Corp.
  5.0261%++................................. 07/14/14  BBB-   4,500    1,861,875
 Automatic Data Processing, Inc.
  5.1212%++................................. 02/20/12  AA    30,250   17,254,902
 Cellular Communications
  6.7496%++................................. 07/27/99  BBB    5,950    4,968,250
 CHUBB Capital Euro Bond 6.00%.............. 05/15/98  AA     2,400    2,965,824
 Comcast Corp. 3.375%....................... 09/09/05  BB-    5,000    4,701,400
 Cooper Industries, Inc.
  7.05%..................................... 01/01/15  BBB+     594      635,092
 Ensearch Corp. 6.375%...................... 04/01/02  BBB-   3,800    3,743,000
 Grand Metropolitan PLC Euro-Bond
  6.50%..................................... 01/31/00  A+     3,000    3,559,770
Grand Metropolitan
  PLC 6.50%................................. 01/31/00  A+     1,300    1,542,567
 Home Depot, Inc.
  3.25%..................................... 10/01/01  A+     1,500    1,465,200
 Homestake Mining Co.
  5.50%..................................... 06/23/00  NR     4,900    4,740,750
 Lonhro Finance Conv. Euro Bond 6.00%....... 02/27/04  BB     1,250    1,929,747
 McKesson Corp.
  4.50%..................................... 03/01/04  A-     1,500    1,315,125
 Office Depot, Inc.
  4.2615%++................................. 11/01/08  BB-    2,800    1,592,248
  4.6260%++................................. 12/11/07  BB-    1,200      718,464
 Outboard Marine Corp.
  7.00%..................................... 07/01/02  B+     1,850    1,817,625
 Peninsular & Oriental
  7.25%..................................... 05/19/03  NR     1,000    1,764,242
 Potomac Electric Power Co. 5.00%........... 09/01/02  A-     2,100    1,953,000
 Price Co. Subordinated Debenture 5.50%..... 02/28/12  BBB    1,200    1,260,000
 Rouse Co. Euro Bond
  5.75%..................................... 07/23/02  BBB-   6,700    7,227,625
 Sandoz Capital
  2.00%..................................... 10/06/02  AAA    7,000    7,525,000
 Silicon Graphics
  3.8396%++................................. 11/02/13  BB+    4,500    2,385,000
 Time Warner, Inc.
  6.2910%++................................. 12/17/12  BBB-  14,000    5,326,440
 Turner Broadcasting
  7.1717%++................................. 02/13/07  BB+    9,500    4,666,875
 U.S. West, Inc.
  7.1386%++................................. 06/25/11  BBB   16,000    5,833,600
 UBS Finance 2.00%.......................... 12/15/00  AAA      300      279,750

--------------------------------------------------------------------------------
THE FLEXIBLY MANAGED FUND, CONT'D

                                                              PAR
                                            MATURITY RATING  (000)     VALUE
                                            -------- ------ ------- ------------
 USF&G Corp.
  4.3663%++................................ 03/03/09  BBB-   $8,500 $  5,724,920
 WMX Technologies
  2.00%.................................... 01/24/05  A       4,700    4,399,529
                                                                    ------------
TOTAL CONVERTIBLE BONDS
 (Cost $96,966,537)........................................          103,157,820
                                                                    ------------
                                                            SHARES
                                                            -------
SHORT TERM INVESTMENTS (0.1%)
-----------------------------
 Temporary Investment Fund, Inc.
  (Cost $546,528).......................................... 546,528      546,528
                                                                    ------------
TOTAL INVESTMENTS (100.00%)
 (Cost $345,319,260) (a)........................................... $397,083,464
                                                                    ============

-------
+   Non-income producing.
++  Effective Yield.

(a) At December 31, 1996, the cost for Federal income tax purposes was $345,325,238. The excess of value over tax cost was $58,623,388, and the excess of tax cost over value was $6,865,162.

    The Standard & Poors corporation ratings are the most recent ratings available at December 31, 1996. These ratings have not been verified by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE INTERNATIONAL EQUITY FUND

                                SHARES     VALUE
                                ------- ------------
COMMON STOCK (88.6%)
--------------------
AUSTRALIA (0.8%)
 Broken Hill Proprietary Co.
  Limited......................  60,948 $    868,816
                                        ------------
BELGIUM (0.7%)
+ Barco N.V....................   4,500      778,778
                                        ------------
BRAZIL (0.5%)
 Companhia Cervejaria Brahma
  (ADR)........................  47,000      513,851
                                        ------------
FINLAND (0.6%)
 Cultor Oy, Series II..........  12,000      619,473
                                        ------------
FRANCE (8.5%)
 AXA SA........................  22,500    1,433,315
 Carrefour Supermarche SA......   2,100    1,368,569
 Compagnie de Suez SA..........  18,000      766,519
+ Dassault Systemes SA.........  21,000      970,079
 Grand Optical - Photoservice..   3,750      608,797
 LVMH (Moet-Hennessy Louis
  Vuitton).....................   4,100    1,146,825
 Societe Bic SA................   7,500    1,126,383
 Total SA-B....................  12,185      992,620
 Valeo SA......................   8,063      498,072
                                        ------------
                                           8,911,179
                                        ------------
GERMANY (7.0%)
 Adidas AG.....................  11,000      951,854
 Allianz AG Holding............     350      630,774
 Bayer AG......................  35,000    1,422,089
 Bayerische Motoren Werke (BMW)
  AG...........................   1,000      690,956
 CKAG Colonia Konzern AG.......   4,400      367,287
+ Frensenius Medical Care AG
  (ADR)........................   7,000      181,563
+ Fresenius Medical Care AG
  (ADR)........................  17,000      478,125
 Gehe AG.......................  10,800      694,587
 SGL Carbon AG.................   9,700    1,224,964
 VEBA AG.......................  14,000      806,116
                                        ------------
                                           7,448,315
                                        ------------
HONG KONG (2.6%)
 Cheung Kong Holdings Limited.. 120,000    1,066,649
 Dah Sing Financial Group...... 195,800      794,896
 Sun Hung Kai Properties
  Limited......................  70,000      857,521
                                        ------------
                                           2,719,066
                                        ------------
IRELAND (3.7%)
 Allied Irish Banks PLC........ 139,076      932,621
 CRH PLC.......................  91,022      940,903
+ Elan Corp. PLC (ADR).........  31,000    1,030,750
 Greencore Group PLC........... 150,196      951,878
                                        ------------
                                           3,856,152
                                        ------------
ITALY (0.5%)
 Danieli & Co. ................ 132,000      550,000
                                        ------------
JAPAN (21.9%)
 Bridgestone Corp. ............  85,000    1,616,948
 Canon, Inc. ..................  40,000      885,430
 Eisai Co. Limited.............  80,000    1,577,173
 Ezaki Glico Co. Limited.......  75,000      648,508
 Fuji Photo Film Co. Limited...  40,000    1,321,228
 Hitachi Maxell Limited........  25,000      553,394
 Ito-Yokado Co. Limited........  12,000      522,957
 JUSCO Co. Limited.............  48,000    1,631,128
 Komatsu Limited...............  80,000      657,155
 Kyocera Corp. ................  11,000      686,727
 Mitsubishi Electric Corp. .... 120,000      715,953
 Mitsubishi Heavy Industries
  Limited...................... 250,000    1,988,759
 Mitsui & Co. Limited.......... 125,000    1,015,997
 Murata Manufacturing Co.
  Limited......................  18,000      599,222
 Nikko Securities Co. Limited..  60,000      448,249
 Nippon Steel Corp. ........... 320,000      946,304


                        SHARES     VALUE
                        ------- ------------
 NTT Data Corp. .......  18,000 $    527,626
 Omron Corp. ..........  66,000    1,244,099
 Rohm Co. Limited......  17,000    1,117,164
 SMC Corp. ............  10,000      673,584
 Taisho Pharmaceutical
  Co. Limited..........  69,000    1,628,794
 Tokyo Broadcasting
  System, Inc. ........  30,000      459,144
 Yamato Transport Co.
  Limited..............  80,000      830,091
 Yasuda Fire & Marine
  Insurance Co.
  Limited.............. 145,000      754,777
                                ------------
                                  23,050,411
                                ------------
MALAYSIA (2.3%)
 Malayan Banking
  Berhad...............  80,000      887,023
 Sime Darby Berhad..... 132,000      520,097
 Telekom Malaysia
  Berhad...............  60,000      534,590
 United Engineers
  (Malaysia) Limited...  50,000      451,432
                                ------------
                                   2,393,142
                                ------------
NETHERLANDS (6.4%)
 Aegon N.V. (ADR)......   9,813      620,672
 Aegon N.V. ...........  10,137      647,080
 Elsevier N.V. ........  70,000    1,185,065
 Hagemeyer N.V. .......  15,000    1,201,009
 Oce-Van Der Grinten
  N.V. ................  12,057    1,311,394
 Vendex International
  N.V. ................  42,000    1,799,513
                                ------------
                                   6,764,733
                                ------------
NORWAY (0.5%)
+ Smedvig - ASA (ADR)
  B....................  25,000      503,125
                                ------------
PHILIPPINES (0.5%)
 Manila Electric Co. B.  68,250      557,937
                                ------------
SINGAPORE (1.9%)
 City Developments
  Limited..............  66,000      594,595
 Cycle & Carriage
  Limited..............  67,000      819,176
 Keppel Corp. Limited..  70,000      545,546
                                ------------
                                   1,959,317
                                ------------
SPAIN (1.0%)
 Banco Intercontinental
  Espanol SA...........   2,600      404,342
 Banco Popular Espanol
  SA...................   3,500      689,509
                                ------------
                                   1,093,851
                                ------------
SWEDEN (5.8%)
 Assa Abloy AB B.......  60,000    1,095,422
 Astra AB B............  39,300    1,903,694
 Autoliv AB............  12,500      550,288
 Hennes & Mauritz AB B.   4,000      555,956
 Kinnevik AB B.........  24,000      664,321
 OM Gruppen AB.........  17,000      513,111
 Telefonaktiebolaget LM
  Ericsson B...........  25,000      776,660
                                ------------
                                   6,059,452
                                ------------
SWITZERLAND (6.2%)
 Nestle SA.............     850      912,688
+ Pharma Vision 2000
  AG...................   3,050    1,367,406
 Roche Holding AG-
  Genusshein...........     400    3,112,904
 Union Bank of
  Switzerland B........   1,352    1,185,008
                                ------------
                                   6,578,006
                                ------------
THAILAND (0.3%)
 Bangkok Bank Public
  Co. Limited
  (Foreign)............  30,000      290,002
                                ------------
UNITED KINGDOM (16.9%)
 British Petroleum Co.
  PLC (ADR)............   7,000      989,625
 Dixons Group PLC...... 185,000    1,719,066
 EMI Group PLC.........  32,000      756,398
 General Accident PLC.. 136,534    1,792,561
 GKN PLC............... 130,267    2,233,518
 HSBC Holdings PLC.....  52,554    1,175,628

--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- ------------
 Mirror Group PLC.......................................... 170,000 $    627,505
 Misys PLC.................................................  32,000      611,969
 Powerscreen International PLC.............................  95,000      919,376
 Provident Financial PLC...................................  91,739      789,607
 Rentokil Initial PLC......................................  82,000      616,594
 Reuters Holdings PLC......................................  80,000    1,029,769
 Shell Transport & Trading Co. PLC.........................  92,000    1,593,950
 Siebe PLC.................................................  93,643    1,735,496
 Smiths Industries PLC.....................................  90,000    1,234,798
                                                                    ------------
                                                                      17,825,860
                                                                    ------------
TOTAL COMMON STOCK
 (Cost $76,803,475)................................                   93,341,466
                                                                    ------------

                                                            PAR
                                         MATURITY RATING   (000)       VALUE
                                         -------- ------ ---------- ------------
U.S. GOVERNMENT OBLIGATIONS (2.8%)
----------------------------------
 U.S. Treasury Bills
  4.87%................................. 03/06/97  N/A   $    1,000      991,026
  4.89%................................. 03/06/97  N/A        1,000      991,026
  4.96%................................. 03/27/97  N/A        1,000      988,223
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $2,971,036).................................................    2,970,275
                                                                    ------------
                                                           SHARES
                                                         ----------
WARRANTS (0.7%)
---------------
+ Bank Vision 01/15/97..................................     15,000       28,021
+ Roche Holding 12/18/98................................    110,000      706,867
                                                                    ------------
TOTAL WARRANTS
 (Cost $1,040,021).................................................      734,888
                                                                    ------------
SHORT - TERM INVESTMENTS (7.9%)
-------------------------------
 Temporary Cash Investment Fund, Inc....................  4,123,862    4,123,862
 Temporary Investment Fund, Inc.........................  4,123,206    4,123,206
                                                                    ------------
TOTAL SHORT - TERM INVESTMENTS
 (Cost $8,247,068).................................................    8,247,068
                                                                    ------------
TOTAL INVESTMENTS (100.0%)
 (Cost $89,061,600) (a)............................................ $105,293,697
                                                                    ------------

-------
+   Non-income Producing.
(a) Also cost for Federal Income tax purposes. At December 31, 1996, the excess of value over tax cost was $18,341,684 and the excess of tax cost over value was $2,109,587.
ADR - American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE SMALL CAP FUND

                              SHARES    VALUE
                              ------ -----------
COMMON STOCK (86.8%)
--------------------
ADVERTISING (2.4%)
+ Katz Media Group, Inc. .... 33,500 $   376,875
                                     -----------
AUTOMOTIVE PARTS (2.7%)
 Borg - Warner Automotive,
  Inc. ......................  8,400     323,400
+ Jason, Inc. ............... 16,800     109,200
                                     -----------
                                         432,600
                                     -----------
BROADCASTING COMPANY (0.6%)
+ American Radio Systems
  Corp. .....................  3,700     100,825
                                     -----------
BUILDING MATERIALS (3.2%)
 Carlisle Companies, Inc. ...  2,100     127,050
+ Dal-Tile International,
  Inc. ......................  9,600     195,600
+ Falcon Building Products,
  Inc. ...................... 13,100     193,225
                                     -----------
                                         515,875
                                     -----------
CHEMICALS (1.4%)
+ McWhorter Technologies,
  Inc. ......................  6,000     137,250
+ Sybron Chemicals, Inc. ....  5,400      86,400
                                     -----------
                                         223,650
                                     -----------
COMPUTER SERVICES & SOFTWARE
 (7.0%)
+ BancTec, Inc. ............. 26,600     548,625
+ Exabyte Corp. ............. 14,700     197,531
+ Wang Laboratories, Inc. ... 18,200     370,825
                                     -----------
                                       1,116,981
                                     -----------
ELECTRICAL EQUIPMENT (0.4%)
 AVX Corp. ..................  2,700      58,050
                                     -----------
ELECTRONICS (8.9%)
+ Arrow Electronics, Inc. ...  4,800     256,800
+ Channell Commercial Corp. .  5,400      68,175
 EG&G, Inc. ................. 27,500     553,438
+ Oak Industries, Inc. ...... 13,860     318,780
+ Tracor Inc. ............... 10,500     224,438
                                     -----------
                                       1,421,631
                                     -----------
ELECTRONICS - SEMICONDUCTORS
 (4.1%)
+ Exar Corp. ................ 21,500     338,625
+ Marshall Industries........ 10,400     318,500
                                     -----------
                                         657,125
                                     -----------
ENGINEERED INDUSTRIAL
 PRODUCERS (1.4%)
 Crane Co. ..................  7,800     226,200
                                     -----------
FINANCIAL SERVICES (1.5%)
 First Financial Caribbean
  Corp. .....................  3,200      90,000
 First Financial Corp. ......  6,125     150,063
                                     -----------
                                         240,063
                                     -----------
FOODS (0.4%)
+ Sylvan, Inc. ..............  4,900      63,394
                                     -----------
HOUSEHOLD PRODUCTS (1.7%)
 Armor All Products Corp. ...  8,100     154,406
 Libbey, Inc. ...............  4,200     117,075
                                     -----------
                                         271,481
                                     -----------
INSURANCE (15.8%)
 Ace, Limited................  4,900     294,612
+ Capsure Holdings Corp. .... 19,300     219,537
+ Delphi Financial Group,
  Inc. ...................... 11,400     336,300
 E.W. Blanch Holdings, Inc. . 24,700     497,088
 Everest Re Holdings, Inc. ..  6,400     184,000
+ Gryphon Holdings...........  8,400     118,650
 Horace Mann Educators
  Corp. .....................  8,100     327,037
 Protective Life Corp. ......  3,500     139,563

                                 SHARES    VALUE
                                 ------ -----------
 United Wisconsin Services,
  Inc. .........................  9,200 $   241,500
 W.R. Berkley Corp. ............  3,200     163,400
                                        -----------
                                          2,521,687
                                        -----------
MACHINE TOOLS (0.5%)
 Greenfield Industries, Inc. ...  2,600      79,462
                                        -----------
MACHINERY (DIVERSIFIED) (3.9%)
+ Baldwin Technology Co., Inc. . 70,100     175,250
 Briggs & Stratton Corp. .......  2,400     105,600
 United Dominion Industries,
  Limited....................... 14,900     350,150
                                        -----------
                                            631,000
                                        -----------
MANUFACTURED HOUSING (0.7%)
 McGrath Rentcorp...............  4,500     114,188
                                        -----------
MANUFACTURING (1.2%)
+ Alltrista Corp. ..............  7,600     192,850
                                        -----------
MEDICAL - HOSPITAL MANAGEMENT &
 SERVICES (5.4%)
+ Magellan Health Services,
  Inc. ......................... 34,100     762,987
+ Summit Care Corp. ............  6,300     101,194
                                        -----------
                                            864,181
                                        -----------
MEDICAL SUPPLIES (4.4%)
 Dentsply International, Inc. ..  1,200      57,075
+ SpaceLabs Medical, Inc. ...... 30,800     642,950
                                        -----------
                                            700,025
                                        -----------
METAL FABRICATE/HARDWARE (1.1%)
 Easco, Inc. ................... 24,400     181,475
                                        -----------
OFFICE EQUIPMENT & SERVICES
 (2.2%)
+ Nu-Kote Holdings, Inc. ....... 34,900     357,725
                                        -----------
OIL/GAS (4.7%)
+ Belden & Blake Corp. .........  2,400      61,500
+ Nuevo Energy Co. .............  5,200     270,400
 Petroleum Heat & Power Co.,
  Inc. ......................... 15,000      93,750
 St. Mary Land & Exploration
  Co. ..........................  5,000     125,000
+ Seagull Energy Corp. .........  3,696      81,312
+ Triton Energy Limited.........  2,300     111,550
                                        -----------
                                            743,512
                                        -----------
PACKAGING & PAPER PRODUCTS
 (2.9%)
+ Repap Enterprises, Inc........ 71,300     199,417
+ Shorewood Packaging Corp. .... 13,000     255,938
                                        -----------
                                            455,355
                                        -----------
PUBLISHING (1.5%)
+ International Imaging
  Materials, Inc. .............. 10,700     238,075
                                        -----------
REAL ESTATE (1.9%)
 Security Capital Industrial
  Trust.........................  5,400     115,425
 Security Capital Pacific Trust.  8,300     189,863
                                        -----------
                                            305,288
                                        -----------
RETAIL (0.7%)
+ Maxim Group, Inc..............  6,600     115,088
                                        -----------
TELECOMMUNICATIONS (0.7%)
 ECI Telecommunications Limited
  Designs.......................  5,400     114,412
                                        -----------
TEXTILES (1.7%)
+ WestPoint Stevens, Inc. ......  8,900     264,774
                                        -----------
TRANSPORTATION (1.8%)
 Interpool, Inc. ...............  6,000     140,250
+ MTL, Inc. ....................  7,500     153,750
                                        -----------
                                            294,000
                                        -----------
TOTAL COMMON STOCK
 (Cost $12,581,075).............         13,877,847
                                        -----------

--------------------------------------------------------------------------------
THE SMALL CAP FUND, CONT'D.

                    PAR
         MATURITY  (000)      VALUE
         -------- -------- -----------
AGENCY
 OBLIGATIONS
 (9.8%)
------------
 Federal Home
  Loan Bank
  5.21%. 02/14/97 $    100 $    99,353
 Federal Home
  Loan Mortgage
  Corp.
  5.23%. 01/02/97      100      99,985
  5.31%. 01/23/97      200     199,351
 Federal
  National
  Mortgage
  Association
  5.24%. 02/03/97      200     199,039
  5.34%. 02/03/97      100      99,511
  5.40%. 01/07/97      100      99,910
 Tennessee
  Valley
  Authority
  5.35%. 03/11/97      785     776,834
                           -----------
TOTAL AGENCY OBLIGATIONS
 (Cost $1,574,110).......    1,573,983
                           -----------
                   SHARES
                  --------
SHORT-TERM
 INVESTMENTS
 (3.4%)
------------
 Temporary
  Investment
  Fund Class B
  (Cost
  $544,376).....   544,376     544,376
                           -----------
TOTAL
 INVESTMENTS
 (100.0%)
 (Cost
 $14,699,561)...           $15,996,206
                           -----------

-------
+   Non-income producing.
(a) At December 31, 1996, the cost for Federal income tax purposes was $14,700,712. The excess of value over tax cost was $1,733,527, and the excess of tax cost over value was $438,033.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

                              MONEY       QUALITY    HIGH YIELD   GROWTH EQUITY
                           MARKET FUND   BOND FUND    BOND FUND       FUND
                           -----------  -----------  -----------  -------------
ASSETS:
 Investments at value
  (1)....................  $34,369,651  $37,251,725  $43,366,750  $106,202,865
 Cash....................        1,861        1,951          606       100,809
 Interest, dividends and
  reclaims receivable....      298,287      407,510      847,536        81,388
 Receivable for invest-
  ment securities sold...           --           --           --     1,145,650
 Receivable for capital
  stock sold.............           --       11,290       60,344        43,251
 Net unrealized
  appreciation on forward
  foreign currency
  contracts & foreign
  currency related items.           --           --           --            --
 Other assets............          700          767          766         1,948
                           -----------  -----------  -----------  ------------
  Total Assets...........   34,670,499   37,673,243   44,276,002   107,575,911
                           -----------  -----------  -----------  ------------
LIABILITIES:
 Payable for investment
  securities purchased...           --           --           --     1,408,940
 Payable for capital
  stock redeemed.........           --       19,980      186,054        15,107
 Dividends payable.......      137,681           --           --            --
 Payable to the invest-
  ment advisor...........       13,590       18,613       18,442        45,187
 Payable to The Penn Mu-
  tual Life Insurance
  Co. ...................       12,106       14,368       15,947        39,935
 Other liabilities.......        6,503        8,941       14,000        27,282
                           -----------  -----------  -----------  ------------
  Total Liabilities......      169,880       61,902      234,443     1,536,451
                           -----------  -----------  -----------  ------------
 NET ASSETS..............  $34,500,619  $37,611,341  $44,041,559  $106,039,460
                           -----------  -----------  -----------  ------------
 Shares of $.10 par value
  capital stock issued
  and outstanding........   34,502,151    3,760,294    4,941,766     4,942,020
 NET ASSET VALUE, OFFER-
  ING AND REDEMPTION
  PRICE PER SHARE........  $      1.00  $     10.00  $      8.91  $      21.46
 NET ASSETS CONSIST OF:
  Capital paid in........  $34,502,151  $37,930,673  $46,179,999  $ 86,760,178
  Distribution in excess
   of net investment in-
   come..................           --           --           --            --
  Accumulated net
   realized gain (loss)
   on investment
   transactions and
   foreign exchange......       (1,532)    (880,365)  (4,539,890)     (192,114)
  Net unrealized
   appreciation in value
   of investments,
   futures contracts and
   foreign currency
   related items.........           --      561,033    2,401,450    19,471,396
                           -----------  -----------  -----------  ------------
  TOTAL NET ASSETS.......  $34,500,619  $37,611,341  $44,041,559  $106,039,460
                           -----------  -----------  -----------  ------------
(1) Investments at cost..  $34,369,651  $36,690,692  $40,965,300  $ 86,731,469

--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                      FLEXIBLY                                               SMALL
VALUE EQUITY          MANAGED                 INTERNATIONAL              CAPITALIZATION
    FUND                FUND                   EQUITY FUND                    FUND
------------        ------------              -------------              --------------
$203,440,852        $397,083,464              $105,293,697                $15,996,206
          --                  --                        --                         --
     251,678           1,647,480                   217,681                      8,854
          --             124,071                   680,985                    179,651
     267,888           1,274,375                   261,515                         --
          --               1,153                   263,885                         --
       3,633               7,313                     2,034                        253
------------        ------------              ------------                -----------
 203,964,051         400,137,856               106,719,797                 16,184,964
------------        ------------              ------------                -----------
   2,534,755             923,733                 1,830,033                     33,543
     573,370             303,711                   334,646                        723
          --                  --                        --                         --
      83,763             166,472                    64,730                      6,474
      71,578             143,323                    36,205                      5,340
      26,692              56,478                    36,595                      4,852
------------        ------------              ------------                -----------
   3,290,158           1,593,717                 2,302,209                     50,932
------------        ------------              ------------                -----------
$200,673,893        $398,544,139              $104,417,588                $16,134,032
------------        ------------              ------------                -----------
  10,387,893          21,265,896                 6,688,564                  1,287,316
$      19.32        $      18.74              $      15.61                $     12.53
$147,103,306        $346,784,760              $ 88,223,307                $14,838,538
          --                  --                  (359,289)                        --
          --              (5,978)                   64,993                     (1,151)
  53,570,587          51,765,357                16,488,577                  1,296,645
------------        ------------              ------------                -----------
$200,673,893        $398,544,139              $104,417,588                $16,134,032
------------        ------------              ------------                -----------
$149,870,265        $345,319,260              $ 89,061,600                $14,699,561

--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1996


                                   MONEY      QUALITY    HIGH YIELD    GROWTH
                                MARKET FUND  BOND FUND   BOND FUND   EQUITY FUND
                                -----------  ----------  ----------  -----------
INVESTMENT INCOME:
 Dividends....................  $       --   $   51,203  $   33,479  $ 1,069,865
 Interest.....................   1,685,899    2,607,110   3,490,874      202,281
 Foreign tax withheld.........          --           --          --         (680)
                                ----------   ----------  ----------  -----------
  Total investment income.....   1,685,899    2,658,313   3,524,353    1,271,466
                                ----------   ----------  ----------  -----------
EXPENSES:
 Investment advisory fees.....     122,620      180,125     196,230      504,809
 Administration fees..........      45,111       58,663      58,869      149,014
 Accounting fees..............      22,555       29,335      29,453       74,103
 Custodian fees and expenses..      13,169       12,433      17,287       27,560
 Other expenses...............      17,959       24,107      28,075       50,538
                                ----------   ----------  ----------  -----------
  Total expenses..............     221,414      304,663     329,914      806,024
  Less: Expense waivers.......      (2,778)      (4,132)         --      (10,173)
                                ----------   ----------  ----------  -----------
  Net expenses................     218,636      300,531     329,914      795,851
                                ----------   ----------  ----------  -----------
NET INVESTMENT INCOME.........   1,467,263    2,357,782   3,194,439      475,615
                                ----------   ----------  ----------  -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  investment transactions.....          --     (117,033)   (499,838)  10,366,718
 Net realized foreign exchange
  gain (loss).................          --           --          --           --
 Change in net unrealized ap-
  preciation (depreciation) of
  investments and foreign cur-
  rency related items.........          --     (692,970)  2,501,662    7,073,178
                                ----------   ----------  ----------  -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS...           0     (810,003)  2,001,824   17,439,896
                                ----------   ----------  ----------  -----------
NET INCREASE IN NET ASSETS RE-
 SULTING FROM OPERATIONS......  $1,467,263   $1,547,779  $5,196,263  $17,915,511
                                ----------   ----------  ----------  -----------

--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                     FLEXIBLY                                                  SMALL
   VALUE              MANAGED                  INTERNATIONAL               CAPITALIZATION
EQUITY FUND            FUND                     EQUITY FUND                     FUND
-----------          --------                  -------------               --------------
$ 2,065,845         $ 7,484,229                 $ 1,307,584                  $  113,544
  1,385,703           7,932,728                     378,764                      75,838
         --             (22,877)                   (107,833)                       (500)
-----------         -----------                 -----------                  ----------
  3,451,548          15,394,080                   1,578,515                     188,882
-----------         -----------                 -----------                  ----------
    800,404           1,645,769                     647,302                      51,982
    240,121             493,731                     129,460                      15,135
    105,040             182,975                      73,307                      27,268
     28,904              76,836                     109,665                       7,655
     67,052             144,318                      52,418                       7,371
-----------         -----------                 -----------                  ----------
  1,241,521           2,543,629                   1,012,152                     109,411
         --                  --                      (1,262)                     (7,964)
-----------         -----------                 -----------                  ----------
  1,241,521           2,543,629                   1,010,890                     101,447
-----------         -----------                 -----------                  ----------
  2,210,027          12,850,451                     567,625                      87,435
-----------         -----------                 -----------                  ----------
  8,252,470          16,818,384                   5,713,489                     588,102
         --              (2,411)                  3,145,612                          --
 25,690,221          21,020,920                   4,322,244                   1,130,459
-----------         -----------                 -----------                  ----------
 33,942,691          37,836,893                  13,181,345                   1,718,561
-----------         -----------                 -----------                  ----------
$36,152,718         $50,687,344                 $13,748,970                  $1,805,996
-----------         -----------                 -----------                  ----------

--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                              MONEY MARKET FUND           QUALITY BOND FUND
                          --------------------------  ---------------------------
                              YEAR          YEAR          YEAR           YEAR
                             ENDED         ENDED          ENDED         ENDED
                            12/31/96      12/31/95      12/31/96       12/31/95
                          ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS
 Net investment income..  $  1,467,263  $  1,042,271  $   2,357,782  $  2,141,403
 Net realized gain
  (loss) on investment
  transactions..........            --          (416)      (117,033)    2,350,516
 Net realized foreign
  exchange loss.........            --            --             --            --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency
  related items.........            --            --       (692,970)    1,752,675
                          ------------  ------------  -------------  ------------
  NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS...........     1,467,263     1,041,855      1,547,779     6,244,594
                          ------------  ------------  -------------  ------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income..    (1,467,263)   (1,042,271)    (2,342,476)   (2,141,403)
 Net realized capital
  gains.................            --            --             --            --
 In excess of net in-
  vestment income.......            --            --             --       (28,700)
                          ------------  ------------  -------------  ------------
  TOTAL DISTRIBUTIONS...    (1,467,263)   (1,042,271)    (2,342,476)   (2,170,103)
                          ------------  ------------  -------------  ------------
CAPITAL SHARE TRANSAC-
 TIONS:
 Net increase in net as-
  sets from capital
  share transactions....     9,775,026     8,194,917        357,633     2,636,284
                          ------------  ------------  -------------  ------------
  TOTAL INCREASE (DE-
   CREASE) IN NET AS-
   SETS.................     9,775,026     8,194,501       (437,064)    6,710,775
Net Assets, beginning of
 year...................    24,725,593    16,531,092     38,048,405    31,337,630
                          ------------  ------------  -------------  ------------
NET ASSETS, END OF YEAR.  $ 34,500,619  $ 24,725,593  $  37,611,341  $ 38,048,405
                          ------------  ------------  -------------  ------------
                            FLEXIBLY MANAGED FUND     INTERNATIONAL EQUITY FUND
                          --------------------------  ---------------------------
                              YEAR          YEAR          YEAR           YEAR
                             ENDED         ENDED          ENDED         ENDED
                            12/31/96      12/31/95      12/31/96       12/31/95
                          ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIOMS:
 Net investment income..  $ 12,850,451  $  7,533,134  $     567,625  $    559,922
 Net realized gain
  (loss) on investment
  transactions..........    16,818,384     9,328,518      5,713,489      (551,350)
 Net realized foreign
  exchange gain (loss)..        (2,411)       (3,841)     3,145,612       331,107
 Net change in
  unrealized apprecia-
  tion of investments
  and foreign currency
  related items.........    21,020,920    25,862,516      4,322,244     7,975,550
                          ------------  ------------  -------------  ------------
  NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS...........    50,687,344    42,720,327     13,748,970     8,315,229
                          ------------  ------------  -------------  ------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
 Net investment income..   (12,850,451)   (7,533,134)      (567,625)     (559,922)
 Net realized capital
  gains.................   (16,768,765)   (9,122,820)    (4,589,862)           --
 In excess of net in-
  vestment income.......        (4,084)     (189,189)    (2,877,835)   (1,014,490)
                          ------------  ------------  -------------  ------------
  TOTAL DISTRIBUTIONS...   (29,623,300)  (16,845,143)    (8,035,322)   (1,574,412)
                          ------------  ------------  -------------  ------------
CAPITAL SHARE TRANSAC-
 TIONS:
 Net increase in net as-
  sets from capital
  share transactions....   110,923,988    70,833,754     29,173,205     3,397,112
                          ------------  ------------  -------------  ------------
  TOTAL INCREASE IN NET
   ASSETS...............   131,988,032    96,708,938     34,886,853    10,137,929
Net Assets, beginning of
 period.................   266,556,107   169,847,169     69,530,735    59,392,806
                          ------------  ------------  -------------  ------------
NET ASSETS, END OF PERI-
 OD.....................  $398,544,139  $266,556,107  $ 104,417,588  $ 69,530,735
                          ------------  ------------  -------------  ------------

-----------------------
*For the period from March 1, 1995 (commencement of operations) through December 31, 1995.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND          GROWTH EQUITY FUND           VALUE EQUITY FUND
----------------------------  --------------------------  --------------------------
    YEAR           YEAR           YEAR          YEAR          YEAR          YEAR
    ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
  12/31/96       12/31/95       12/31/96      12/31/95      12/31/96      12/31/95
-------------  -------------  ------------  ------------  ------------  ------------
$   3,194,439  $   3,148,730  $    475,615  $    382,247  $  2,210,027  $  1,794,849
     (499,838)    (1,070,877)   10,366,718    12,597,090     8,252,470     6,520,338
           --             --            --            --            --            --
    2,501,662      3,034,116     7,073,178     7,613,791    25,690,221    23,682,719
-------------  -------------  ------------  ------------  ------------  ------------
    5,196,263      5,111,969    17,915,511    20,593,128    36,152,718    31,997,906
-------------  -------------  ------------  ------------  ------------  ------------
   (3,194,439)    (3,148,730)     (475,615)     (382,247)   (2,210,027)   (1,794,912)
           --             --   (10,558,832)  (12,597,090)   (8,252,470)   (6,520,338)
      (25,808)       (15,253)           --            --            --            --
-------------  -------------  ------------  ------------  ------------  ------------
   (3,220,247)    (3,163,983)  (11,034,447)  (12,979,337)  (10,462,497)   (8,315,250)
-------------  -------------  ------------  ------------  ------------  ------------
    5,623,807      2,412,668     3,565,102     7,901,598    47,723,822    24,556,320
-------------  -------------  ------------  ------------  ------------  ------------
    7,599,823      4,360,654    10,446,166    15,515,389    73,414,043    48,238,976
   36,441,736     32,081,082    95,593,294    80,077,905   127,259,850    79,020,874
-------------  -------------  ------------  ------------  ------------  ------------
$  44,041,559  $  36,441,736  $106,039,460  $ 95,593,294  $200,673,893  $127,259,850
-------------  -------------  ------------  ------------  ------------  ------------

 SMALL CAPITALIZATION FUND
----------------------------
    YEAR          PERIOD
    ENDED          ENDED
  12/31/96       12/31/95*
-------------  -------------
$      87,435  $      37,156
      588,102        116,284
           --             --
    1,130,459        166,186
-------------  -------------
    1,805,996        319,626
-------------  -------------
      (87,435)       (37,156)
     (607,875)       (97,662)
           --             --
-------------  -------------
     (695,310)      (134,818)
-------------  -------------
   10,195,439      4,643,099
-------------  -------------
   11,306,125      4,827,907
    4,827,907              0
-------------  -------------
$  16,134,032  $   4,827,907
-------------  -------------

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996
--------------------------------------------------------------------------------
1 - SIGNIFICANT ACCOUNTING POLICIES

Penn Series Funds, Inc. (Penn Series) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Shares of Penn Series are offered only to Penn Mutual Life Insurance Company Group Annuity, variable annuity and variable life separate accounts.

  Penn Series is presently offering shares in its Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity and Small Capitalization Funds (the Funds). It is authorized under its Articles of Incorporation to issue a separate class of shares in each of two additional funds. Each Fund would have its own investment objective and policy.

  The following is a summary of significant accounting policies followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  INVESTMENT VALUATION:
  MONEY MARKET FUND - Investments in securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity is assumed. Penn Series has agreed to maintain a dollar weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value per share. The Penn Series Board of Directors (The Board) has established procedures reasonably designed to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. The Board performs regular review and monitoring of the valuation in an attempt to avoid dilution or unfair results to shareholders.

  QUALITY BOND, HIGH YIELD BOND, GROWTH EQUITY, VALUE EQUITY, FLEXIBLY MANAGED, INTERNATIONAL EQUITY AND SMALL CAPITALIZATION FUNDS - Portfolio securities listed on a national securities exchange are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded or, if there has been no sale on that day, at the mean between the current closing bid and asked prices. All other securities for which over-the-counter market quotations are readily available will be valued on the basis of the mean between the last current bid and asked prices. When market quotations are not readily available, or when restricted or other assets are being valued, the securities or assets will be valued at fair value as determined by The Board.

  The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer's continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

  FOREIGN CURRENCY TRANSLATION - The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities and assets and liabilities at the current rate of exchange; and purchase and sales of investment securities and income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

  The Funds do not isolate that portion of realized and unrealized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes.

  DIVIDENDS TO SHAREHOLDERS: Dividends of investment income and realized capital gains of the Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity and Small Capitalization Funds will be declared and paid annually. Dividends of net investment income of the Money Market Fund are declared daily and paid monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydowns of mortgage-backed securities, accretion of market discount and foreign currency transactions.

  FEDERAL INCOME TAXES: It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including realized gains, to its shareholders. Therefore, no provision is made for federal income taxes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2 - DERIVATIVE FINANCIAL INSTRUMENTS

OFF-BALANCE SHEET RISK

The Funds may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts.

  The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN TRADING

  FUTURES CONTRACTS - Each of the Funds, other than Money Market, may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices on a future date. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or exchange rates. Should interest or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Quality Bond Fund has entered into futures contracts during the year ended December 31, 1996. There were no open futures contracts at December 31, 1996.

  OPTIONS - Each of the Funds, other than Money Market, may write covered calls. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Additionally, each of the Funds may buy put or call options for which premiums are paid whether or not the option is exercised. If a put option is exercised, the premium increases the cost basis of the securities purchased by a Fund. As writer of an option, the Fund may have no control over whether the underlying securities may be sold (call) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  At December 31, 1996 the written option held by the High Yield Bond Fund was as follows:

   NUMBER OF SHARES          # OF SHARES SUBJECT 12/31/96 VALUE STRIKE  EXERCISE
    SUBJECT TO OPTION        TO CALL PER OPTION  OF EACH OPTION  PRICE   PRICE
   ------------------        ------------------- -------------- ------- --------
   Loehmann's Class B.......         100             $2.03      $24.813 $24.813

  FORWARD FOREIGN CURRENCY CONTRACTS - The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

  Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Flexibly Managed and International Equity funds have entered into forward foreign currency contracts for the year ended December 31, 1996.

  At December 31, 1996 there were no open contracts in the Flexibly Managed Fund. Open forward foreign currency contracts held by the International Equity Fund at December 31, 1996 were as follows:

                                                                             UNREALIZED
                                          FOREIGN                              FOREIGN
   FORWARD CURRENCY         SETTLEMENT   CURRENCY     CONTRACT    CONTRACT    EXCHANGE
   CONTRACT                    DATE     TO BE SOLD     AMOUNT       VALUE    GAIN (LOSS)
   ----------------         ---------- ------------- ----------- ----------- -----------
   German Deutsche Mark....  03/12/97     15,000,000 $ 9,715,026 $ 9,800,655  $(85,629)
   Swiss Franc.............  03/12/97      6,000,000   4,559,271   4,513,043    46,228
   Japanese Yen............  03/12/97  1,600,000,000  14,311,270  13,964,246   347,024
   French Franc............  03/12/97     17,000,000   3,250,478   3,294,216   (43,738)
                                                     ----------- -----------  --------
                                                     $31,836,045 $31,572,160  $263,885
                                                     ----------- -----------  --------

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996
--------------------------------------------------------------------------------

3 - INVESTMENT ADVISORY AND OTHER CORPORATE SERVICES

INVESTMENT ADVISORY SERVICES

Under investment advisory agreements, the following advisors manage the investments of their respective Fund and provide guidance on certain accounting matters:

           ADVISOR                                PENN SERIES FUND
           -------                                ----------------
           Independence Capital Management, Inc.  Money Market Fund
           (A wholly owned subsidiary of Penn     Quality Bond Fund
           Mutual)                                Growth Equity Fund

           T. Rowe Price Associates               Flexibly Managed Fund
                                                  High Yield Bond Fund

           Vontobel USA, Inc.                     International Equity Fund

           OpCap Advisors                         Value Equity Fund
                                                  Small Capitalization Fund

Each of the Funds pays their respective advisors, on a monthly basis, an annual advisory fee based on the average daily net assets of each Fund, at the following rates pursuant to the investment advisory agreements: Money Market
Fund: 0.40% for first $100 million and 0.35% thereafter; Quality Bond Fund:
0.45% for first $100 million and 0.40% thereafter; Growth Equity Fund: 0.50% for the first $100 million and 0.45% thereafter; Flexibly Managed Fund: 0.50%; High Yield Bond Fund: 0.50%; International Equity Fund: 0.75%; Value Equity
Fund: 0.50%; Small Capitalization Fund: 0.50%.

ADMINISTRATIVE AND CORPORATE SERVICES

Under an administrative and corporate services agreement, The Penn Mutual Life Insurance Company ("Penn Mutual") serves as administrative and corporate services agent for Penn Series. Each of the Funds pays Penn Mutual, on a quarterly basis, an annual fee equal to 0.15% of each of the Funds' average daily net assets.

EXPENSES AND LIMITATIONS THEREON

The investment advisors and Penn Mutual have each voluntarily agreed to waive fees or reimburse expenses to the extent each of the Fund's expense ratio (excluding interest, taxes, brokerage, other capitalized expenses, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitations for each Fund. The expense limitations for the Funds are as follows: Money Market: 0.80%; Quality Bond:
0.90%; High Yield Bond: 0.90%; Growth Equity: 1.00%; Value Equity: 1.00%; Flexibly Managed: 1.00%; International Equity: 1.50%; and Small Capitalization:
1.00%.

  Fees were paid to non-affiliated Directors of Penn Series for the year ended December 31, 1996. However, no person received compensation from Penn Series who is an officer, director, or employee of Penn Series, the investment advisors, administrator, accounting agent or any parent or subsidiary thereof.

--------------------------------------------------------------------------------
4 - CAPITAL STOCK

At December 31, 1996, there were one billion shares of $.10 par value capital stock authorized for Penn Series. The shares are divided into ten classes of 100 million shares of capital stock. Eight of the classes designated are Penn Series Money Market Fund Common Stock, Penn Series Quality Bond Fund Common Stock, Penn Series High Yield Bond Fund Common Stock, Penn Series Growth Equity Fund Common Stock, Penn Series Value Equity Fund Common Stock, Penn Series Flexibly Managed Fund Common Stock, Penn Series International Equity Fund Common Stock and Penn Series Small Capitalization Fund Common Stock. Two of the classes of common stock are presently designated Class H and I, and no shares have been issued.

  Transactions in capital stock of the Money Market Fund were as follows:

                                YEAR ENDED                 YEAR ENDED
                            DECEMBER 31, 1996          DECEMBER 31, 1995
                         -------------------------  -------------------------
                           SHARES        AMOUNT       SHARES        AMOUNT
                         -----------  ------------  -----------  ------------
Shares sold.............  44,071,472  $ 44,071,472   24,631,336  $ 24,631,336
Shares issued to
 shareholders in
 reinvestment of
 Net investment income..   1,440,949     1,440,949    1,003,043     1,003,043
Shares reacquired....... (35,737,395)  (35,737,395) (17,439,462)  (17,439,462)
                         -----------  ------------  -----------  ------------
                           9,775,026  $  9,775,026    8,194,917  $  8,194,917
                         -----------  ------------  -----------  ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - CAPITAL STOCK, CONTINUED

  Transactions in capital stock of the Quality Bond Fund were as follows:

                                     YEAR ENDED               YEAR ENDED
                                  DECEMBER 31, 1996       DECEMBER 31, 1995
                               ------------------------  ---------------------
                                 SHARES       AMOUNT      SHARES     AMOUNT
                               ----------  ------------  --------  -----------
Shares sold...................    816,952  $  8,374,183   503,916  $ 5,106,936
Shares issued to shareholders
 in reinvestment of
 Net investment income........    234,248     2,342,476   211,924    2,170,103
 Net realized gain from
  investment transactions.....          0             0         0            0
 Distribution in excess of net
  investment income...........          0             0         0            0
Shares reacquired............. (1,006,891)  (10,359,026) (465,354)  (4,640,755)
                               ----------  ------------  --------  -----------
                                   44,309  $    357,633   250,486  $ 2,636,284
                               ----------  ------------  --------  -----------

  Transactions in capital stock of the High Yield Bond Fund were as follows:

                                       YEAR ENDED              YEAR ENDED
                                    DECEMBER 31, 1996      DECEMBER 31, 1995
                                  ----------------------  ---------------------
                                   SHARES      AMOUNT      SHARES     AMOUNT
                                  ---------  -----------  --------  -----------
Shares sold.....................  1,055,047  $ 9,465,000   598,550  $ 5,210,863
Shares issued to shareholders in
 reinvestment of
 Net investment income..........    361,419    3,220,247   374,880    3,163,983
 Distribution in excess of net
  investment income.............          0            0         0            0
Shares reacquired...............   (792,896)  (7,061,440) (695,380)  (5,962,178)
                                  ---------  -----------  --------  -----------
                                    623,570  $ 5,623,807   278,050  $ 2,412,668
                                  ---------  -----------  --------  -----------

  Transactions in capital stock of the Growth Equity Fund were as follows:

                                     YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 1996       DECEMBER 31, 1995
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                --------  ------------  --------  ------------
Shares sold....................  320,394  $  7,089,450   255,618  $  5,357,105
Shares issued to shareholders
 in reinvestment of
 Net investment income.........   22,163       475,615    19,112       382,248
 Net realized gain from
  investment transactions......  492,024    10,558,832   629,855    12,597,090
Shares reacquired.............. (673,246)  (14,558,795) (500,318)  (10,434,845)
                                --------  ------------  --------  ------------
                                 161,335  $  3,565,102   404,267  $  7,901,598
                                --------  ------------  --------  ------------

  Transactions in capital stock of the Value Equity Fund were as follows:

                                     YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 1996       DECEMBER 31, 1995
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                ---------  -----------  ---------  -----------
Shares sold.................... 2,485,344  $45,626,673  1,658,765  $25,527,797
Shares issued to shareholders
 in reinvestment of
 Net investment income.........   114,391    2,210,027    110,253    1,794,912
 Net realized gain from
  investment transactions......   427,146    8,252,470    400,512    6,520,338
Shares reacquired..............  (457,053)  (8,365,348)  (588,540)  (9,286,727)
                                ---------  -----------  ---------  -----------
                                2,569,828  $47,723,822  1,580,990  $24,556,320
                                ---------  -----------  ---------  -----------

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996
--------------------------------------------------------------------------------
4 - CAPITAL STOCK, CONTINUED

  Transactions in capital stock of the Flexibly Managed Fund were as follows:

                                     YEAR ENDED               YEAR ENDED
                                 DECEMBER 31, 1996        DECEMBER 31, 1995
                               -----------------------  -----------------------
                                SHARES       AMOUNT      SHARES       AMOUNT
                               ---------  ------------  ---------  ------------
Shares sold..................  5,176,205  $ 96,448,634  3,828,143  $ 65,639,740
Shares issued to shareholders
 in reinvestment of
 Net investment income.......    685,941    12,854,535    443,812     7,722,323
 Net realized gain from
  investment transactions....    894,811    16,768,765    524,300     9,122,820
Shares reacquired............   (807,605)  (15,147,946)  (662,762)  (11,651,129)
                               ---------  ------------  ---------  ------------
                               5,949,352  $110,923,988  4,133,493  $ 70,833,754
                               ---------  ------------  ---------  ------------

  Transactions in capital stock of the International Equity Fund were as follows:

                                     YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 1996       DECEMBER 31, 1995
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                ---------  -----------  --------  ------------
Shares sold.................... 1,812,851  $28,060,006   980,799  $ 13,291,658
Shares issued to shareholders
 in reinvestment of
 Net investment income.........   220,720    3,445,460   108,805     1,574,412
 Net realized gain from
  investment transactions......   294,034    4,589,862         0             0
Shares reacquired..............  (442,745)  (6,922,123) (852,234)  (11,468,958)
                                ---------  -----------  --------  ------------
                                1,884,860  $29,173,205   237,370  $  3,397,112
                                ---------  -----------  --------  ------------

  Transactions in capital stock of the Small Capitalization Fund were as follows:

                                        YEAR ENDED            PERIOD ENDED
                                     DECEMBER 31, 1996     DECEMBER 31, 1995*
                                   ----------------------  -------------------
                                    SHARES      AMOUNT     SHARES     AMOUNT
                                   ---------  -----------  -------  ----------
Shares sold....................... 1,108,381  $13,236,881  433,221  $4,564,368
Shares issued to shareholders in
 reinvestment of
 Net investment income............     6,978       87,435    3,390      37,156
 Net realized gain from investment
  transactions....................    48,711      607,875    8,911      97,662
Shares reacquired.................  (317,129)  (3,736,752)  (5,147)    (56,087)
                                   ---------  -----------  -------  ----------
                                     846,941  $10,195,439  440,375  $4,643,099
                                   ---------  -----------  -------  ----------

* For the period from March 1, 1995 (commencement of operations) through December 31, 1995.

--------------------------------------------------------------------------------
5 - PURCHASES AND SALES OF INVESTMENTS

During the year ended December 31, 1996 the Funds made the following purchases and sales of portfolios securities:

                                  QUALITY BOND FUND      HIGH YIELD BOND FUND
                              ------------------------- -----------------------
                               PURCHASES      SALES      PURCHASES     SALES
                              ------------ ------------ ----------- -----------
Long Term U.S. Govt. and
 Agency Obligations.......... $ 34,262,555 $ 29,049,943 $         0 $         0
Other Long-Term Securities...    3,181,229    6,895,559  47,955,955  44,208,064
                              ------------ ------------ ----------- -----------
 Totals...................... $ 37,443,784 $ 35,945,502 $47,955,955 $44,208,064
                              ------------ ------------ ----------- -----------
                                 GROWTH EQUITY FUND        VALUE EQUITY FUND
                              ------------------------- -----------------------
                               PURCHASES      SALES      PURCHASES     SALES
                              ------------ ------------ ----------- -----------
Long Term U.S. Govt. and
 Agency Obligations.......... $          0 $          0 $         0 $         0
Other Long-Term Securities...  168,864,328  174,984,842  66,097,926  33,433,136
                              ------------ ------------ ----------- -----------
 Totals...................... $168,864,328 $174,984,842 $66,097,926 $33,433,136
                              ------------ ------------ ----------- -----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                            INTERNATIONAL
                              FLEXIBLY MANAGED FUND          EQUITY FUND
                             ------------------------ -------------------------
                              PURCHASES      SALES     PURCHASES      SALES
                             ------------ ----------- -------------------------
Long Term U.S. Govt. and
 Agency Obligations......... $ 14,836,547 $         0 $          0 $          0
Other Long-Term Securities..  183,619,632  87,871,108   60,052,427   43,169,448
                             ------------ ----------- ------------ ------------
 Totals..................... $198,456,179 $87,871,108 $ 60,052,427 $ 43,169,448
                             ------------ ----------- ------------ ------------
                                                      SMALL CAPITALIZATION FUND
                                                      -------------------------
                                                       PURCHASES      SALES
                                                      -------------------------
Long Term U.S. Govt. and Agency Obligations.......... $          0 $          0
Other Long-Term Securities...........................   12,302,712    3,516,424
                                                      ------------ ------------
 Totals.............................................. $ 12,302,712 $  3,516,424
                                                      ------------ ------------

--------------------------------------------------------------------------------
6 - CAPITAL LOSS CARRYOVERS

Capital loss carryovers expire as follows:

                                                 MONEY    QUALITY   HIGH YIELD
                                                MARKET     BOND        BOND
                                                 FUND      FUND        FUND
                                                -------  ---------  -----------
1997........................................... $     0  $       0  $         0
1998...........................................    (872)         0            0
1999...........................................       0          0   (1,355,386)
2000...........................................     (61)         0            0
2001...........................................    (183)         0            0
2002...........................................       0   (778,292)  (1,572,728)
2003...........................................    (416)         0   (1,086,129)
2004...........................................       0    (89,807)    (525,647)
                                                -------  ---------  -----------
 Total......................................... $(1,532) $(868,099) $(4,539,890)
                                                -------  ---------  -----------

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements included in Part B:

                    Report of Independent Accountants
                    Schedules of Investments - December 31, 1996
                    Statement of Assets and Liabilities - December 31, 1996 Statement of Operations for the year ended December 31, 1996 Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995
                    Notes to Financial Statements

(b) Exhibits (numbers correspond to numbers in list of exhibits set forth in Item 24(b) of Form N-1A)

                    1. Articles of Incorporation -Previously filed on April 26, 1983 as Exhibit 1 to Post-Effective Amendment No. 24 to this Registration Statement, and refiled herewith via EDGAR.

                    2.   By-Laws - Previously filed on August 27, 1992 as
                         Exhibit 2 to Post-Effective Amendment No. 37 to this Registration Statement, and refiled herewith via EDGAR.

                    3.   None.

                    4. None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

                    5.   (a)  Investment Advisory Agreement between the
                              Registrant and T. Rowe Price Associates, Inc. with respect to the Flexibly Managed and High Yield Bond Funds- Previously filed on March 10, 1989 as
                              Exhibit 5(a) to Post-Effective Amendment No.33 to this Registration Statement, and refiled herewith via EDGAR.

                         (b) Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. with respect to the Growth Equity, Quality Bond and Money Market Funds- Previously filed on August 27, 1992 as Exhibit 5(b) to Post-Effective Amendment No. 37 to this

                              Registration Statement,
                              and refiled herewith via EDGAR.


                         (c) Investment Advisory Agreement between the Registrant and OpCap Advisors with respect to the Value Equity Fund -Previously filed on August 27, 1992 as Exhibit 5(c) to Post-Effective Amendment No. 37 to this Registration Statement, and refiled herewith via EDGAR.

                         (d) Investment Advisory Agreement between the Registrant and OpCap Advisors (formerly "Quest for Value Advisors") with respect to the Small Capitalization Fund -Previously filed on February 24, 1995 as Exhibit 5(d) to Post-Effective Amendment No. 42 to this Registration Statement, and refiled herewith via EDGAR.

                         (e) Investment Advisory Agreement between the Registrant and Vontobel USA Inc.- Previously filed on August 27, 1992 as Exhibit 5(e) to Post-Effective Amendment No. 37 to this Registration Statement, and refiled herewith via EDGAR.

                         (f) Proposed Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. with respect to the Emerging Growth Fund. Filed herewith.

                         (g) Proposed Investment Sub-Advisory Agreement between Independence Capital Management, Inc. and Robertson Stephens Investment Management, Inc. with respect to the Emerging Growth Fund. Filed herewith.


                    6. None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

                    7.   None.

                    8.   (a)  Amended and Restated Custodian Agreement between
                              the Registrant and Provident National Bank -
                              Previously filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to this Registration Statement, and refiled herewith via EDGAR.

                         (b) Global Custody Agreement between Barclays Bank PLC, Provident National Bank and the Registrant - Previously filed on April 26, 1993 as Exhibit 8(b) to Post-Effective Amendment No. 38 to this Registration Statement, and refiled herewith via EDGAR.

                    9.   (a)  Proposed Amended and Restated Administrative and
                              Corporate Services Agreement between the
                              Registrant and The Penn Mutual Life Insurance Company, filed herewith.

                         (b) Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation-Previously filed on March 10, 1990 as
                              Exhibit 9(b) to Post-Effective Amendment No. 33 to this Registration Statement, and refiled herewith via EDGAR.

                         (c) Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement - Previously filed on February 24, 1995 as Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement, and refiled herewith via EDGAR.

                    10. Opinion and Consent of Morgan, Lewis & Bockius LLP-Previously filed on April 29, 1996 as Exhibit (10) to Post-Effective Amendment No. 43 to this Registration Statement.

                    11.  (a) Consent of Coopers & Lybrand L.L.P. Filed herewith.


                         (b) Powers of Attorney of Directors.  Filed herewith.

                    12.  None.

                    13.  None.

                    14.  None.

                    15.  None.

                    16.  None.

                    17.  Financial Data Schedules.  Filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant

          The Penn Mutual Life Insurance Company ("Penn Mutual") is the owner of 100% of the outstanding common stock of the Registrant. For further information on the ownership of the outstanding common stock of the Registrant, see "General Information" and "Voting Rights" in the Prospectus and "Ownership of Shares" in the Statement of Additional Information, which are incorporated hereunder by reference.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management., Inc., a Pennsylvania corporation, and registered investment adviser.

          Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of The Penn Janney fund, Inc. Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new business.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Pennsylvania Trust Company, a Pennsylvania corporation.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

          Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: Penn Glenside Corp., Penn Wayne Corp., St. James Realty Corp., Investors' Mortgage Corp. and Christie Street Properties, Inc., all Pennsylvania corporations; and Indepro Corp., Economic Resources Associates, Inc. and WPI Investment Company, both Delaware corporations.

          Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund I Corp., Indepro Property Fund II Corp., Commons One Corp. and West Hazleton, Inc., all Delaware corporations.

          Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Janney Montgomery Scott Inc., a Delaware corporation, and Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

          Janney Montgomery Scott Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations:
          Addison Capital Management, Inc., a Pennsylvania corporation; JMS Resources, Inc., a Pennsylvania corporation; and JMS Investor Services, Inc., a Delaware corporation.

          Penn Mutual and Janney Montgomery Scott Inc. each is the record and beneficial owner of a subscription agreement for 50% of the common stock of Penn Janney Advisory, Inc., a Pennsylvania corporation.

Item 26.  Number of Holders of Securities

          The Penn Mutual Life Insurance Company and its wholly owned subsidiary, The Penn Insurance and Annuity Company, and their separate accounts, are the sole record holders of the outstanding shares of the Registrant.

Item 27.  Indemnification

          Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

          Article VI, Section (2) of the By-laws of the Registrant provides generally that directors and officers of the Registrant shall be indemnified to the full extent permissible under Maryland law now or hereafter in force, except that such indemnity shall not protect directors and officers against liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers

          T. Rowe Price Associates, Inc.

          See Item 28 of Post-Effective Amendment No.11 to the Form N-1A Registration Statement of T. Rowe Price Spectrum Funds, Inc. (File 33-10992), filed December 16, 1996, which is incorporated herein by reference.

          Independence Capital Management, Inc.

          Independence Capital Management, a wholly-owned subsidiary of The Penn Mutual Life Insurance Company, is a Pennsylvania corporation which provides investment advisory services. To the knowledge of the Registrant none of the directors or executive officers of Independence Capital Management is, or have been, at any time during the past two years, engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain directors and officers of Independence Capital Management also hold or have held various positions with affiliates of Independence Capital Management, including its parent, The Penn Mutual Life Insurance Company.

          OpCap Advisors

          See Form ADV Registration Statement of OpCap Advisors filed under the Investment Advisers Act of 1940, as amended, on July 29, 1996 Schedules D and F (File No. 801-27180), for information on the business, profession, vocation or employment of a substantial nature in which each director or officer of OpCap Advisors, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

          Vontobel USA Inc.

          See Form ADV Registration Statement of Vontobel USA Inc. filed under the Investment Advisers Act of 1940, as amended, on December 18, 1996 Schedules D and F (File No. 801-21953), for information on the business, profession, vocation or employment of a substantial nature in which Vontobel USA Inc., and each director or officer of Vontobel USA Inc., is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Item 29.  Principal Underwriters

          Not Applicable.

Item 30.  Location of Accounts and Records

          Penn Series Funds, Inc.
          600 Dresher Road
          Horsham, PA  19044

          PFPC Inc.
          Bellevue Corporate Center
          103 Bellevue Parkway
          Wilmington, DE 19809

          T. Rowe Price Associates, Inc.
          100 E. Pratt Street
          Baltimore, MD 21202

          Independence Capital Management, Inc.
          600 Dresher Road
          Horsham, PA  19044

          OpCap Advisors
          Oppenheimer Capital
          One World Financial Center
          New York, NY  10281

          Vontobel USA Inc.
          450 Park Avenue
          New York, NY  10022

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

          The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Horsham, Commonwealth of Pennsylvania on the 12th day of February, 1997.


                                             PENN SERIES FUNDS, INC.


                                             By: /s/ L. Stockton Illoway
                                                 -------------------------------
                                                 L. Stockton Illoway, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement of the Registrant has been signed below by the following persons in the capacities indicated on the 12th day of February, 1997.


Signature                                   Title

/s/ L. Stockton Illoway                     President (Principal Executive
--------------------------                  Officer) and Director
L. Stockton Illoway

/s/  Steven M. Herzberg                     Treasurer (Principal
-------------------------                   Financial Officer)
Steven M. Herzberg

/s/ James D. Benson                         Controller (Principal
--------------------------                  Accounting Officer)
James D. Benson


*    Eugene Bay                             Director

*    James S. Greene                        Director

*    L. Stockton Illoway                    Director

*    Richard J. Liburdi                     Director

*    William H. Loesche, Jr.                Director

*    M. Donald Wright                       Director

*  By: /s/ L. Stockton Illoway
       --------------------------------
        L. Stockton Illoway, Attorney-In-Fact

                                 EXHIBIT INDEX


Ex-99.B(1)   Articles of Incorporation -Previously filed on April 26, 1983 as
             Exhibit 1 to Post-Effective Amendment No. 24 to this Registration
             Statement, and refiled herewith via EDGAR.

Ex-99.B(2)   By-Laws - Previously filed on August 27, 1992 as Exhibit 2 to Post-
             Effective Amendment No. 37 to this Registration Statement, and refiled herewith via EDGAR.

Ex-99.B(3)   None.

Ex-99.B(4)   None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

Ex-99.B(5)(a)     Investment Advisory Agreement between the Registrant and T.
                  Rowe Price Associates, Inc. with respect to the Flexibly
                  Managed and High Yield Bond Funds - Previously filed on March
                  10, 1989 as Exhibit 5(a) to Post-Effective Amendment No.33 to this Registration Statement, and refiled herewith via EDGAR.


Ex-99.B(5)(b)     Investment Advisory Agreement between the Registrant and
                  Independence Capital Management, Inc. with respect to the Growth Equity, Quality Bond and Money Market Funds- Previously filed on August 27, 1992 as Exhibit 5(b) to Post-Effective
                  Amendment No. 37 to this Registration Statement, and refiled herewith via EDGAR.

Ex-99.B(5)(c)  Investment Advisory Agreement between the Registrant and OpCap
Advisors with         respect to the Value Equity Fund - Previously filed on
                      August 27, 1992 as Exhibit 5(c) to Post-Effective
                      Amendment No. 37 to this Registration Statement, and refiled herewith via EDGAR.

Ex-99.B(5)(d)     Investment Advisory Agreement between the Registrant and OpCap
                  Advisors (formerly "Quest for Value Advisors") with respect to the Small Capitalization Fund - Previously filed on February
                  24, 1995 as Exhibit 5(d) to Post-Effective Amendment No. 42 to this Registration Statement, and refiled herewith via EDGAR.


Ex-99.B(5)(e)Investment Advisory Agreement between the Registrant and Vontobel
             USA Inc. -Previously filed on August 27,1992 as Exhibit 5(e) to Post-Effective

               Amendment No. 37 to this Registration Statement, and refiled herewith via EDGAR.


Ex-99.B(5)(f)  Proposed Investment Advisory Agreement between the Registrant and
               Independence Capital Management, Inc. with respect to the Emerging Growth Fund. Filed herewith.

Ex-99.B(5)(g)     Proposed Investment Sub-Advisory Agreement between
                  Independence Capital Management, Inc. and Robertson Stephens
                  Investment Management, Inc. with respect to the Emerging
                  Growth Fund. Filed herewith.

Ex-99.B(6)     None. Common stock of the Registrant is sold only to The Penn
               Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

Ex-99.B(7)      None.

Ex-99.B(8)(a)     Amended and Restated Custodian Agreement between the
                  Registrant and Provident National Bank - Previously filed on
                  April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No.
                  38 to this Registration Statement, and refiled herewith via
                  EDGAR.

Ex-99.B(8)(b)     Global Custody Agreement between Barclays Bank PLC, Provident
                  National Bank and the Registrant - Previously filed on April
                  26, 1993 as Exhibit 8(b) to Post-Effective Amendment No. 38 to this Registration Statement, and refiled herewith via EDGAR.


Ex-99.B(9)(a)     Proposed Amended and Restated Administrative and Corporate
                  Services Agreement between the Registrant and The Penn Mutual
                  Life Insurance Company. Filed herewith.

Ex-99.B(9)(b)     Accounting Services Agreement between the Registrant and
                  Provident Financial Processing Corporation - Previously filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment
                  No. 33 to this Registration Statement, and refiled herewith via EDGAR.

Ex-99.B(9)(c)  Agreement between the Registrant and Provident Financial
               Processing Corporation on fees for services under Accounting Services Agreement-Previously filed on February 24, 1995 as
               Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement, and refiled herewith via EDGAR.

Ex-99.B(10)  Opinion and Consent of Morgan, Lewis & Bockius LLP- Previously
             filed on April 29, 1996 as Exhibit (10) to Post-Effective Amendment No. 43 to this Registration Statement.

Ex-99.B(11)(a)Consent of Coopers & Lybrand L.L.P.  Filed herewith.

Ex-99.B(11)(b)Powers of Attorney of Directors.  Filed herewith.

Ex-99.B(12)  None.

Ex-99.B(13)  None.

Ex-99.B(14)  None.

Ex-99.B(15)  None.

Ex-99.B(16)  None.

Ex-99.B(27)  Financial Data Schedules.  Filed herewith.